As filed with the Securities and Exchange Commission on May 10, 2019

Registration No. 333-230771

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

 Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  2

Post-Effective Amendment No.

SEGALL BRYANT & HAMILL TRUST

(Exact name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

(303) 312-5000

(Registrant’s Telephone Number, including area code)

Derek W. Smith, Secretary

Segall Bryant & Hamill Trust

370 17th Street, Suite 5000

Denver, Colorado 80202

(Name and Address of Agent for Service)

With Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

(303) 892-9400

Title of Securities Being Registered: Institutional Class shares of Segall Bryant & Hamill All Cap Fund and Segall Bryant & Hamill Small Cap Value Fund, each a series of the Registrant. Retail and Institutional Class shares of Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill International Small Cap Fund, each a series of the Registrant.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

.

COMBINED PROXY STATEMENT AND PROSPECTUS

Segall Bryant & Hamill All Cap Fund

  (Ticker Symbol: SBHAX)

Segall Bryant & Hamill Small Cap Value Fund

(Ticker Symbol: SBHVX)

Segall Bryant & Hamill Emerging Markets Fund

 Class A Shares (Ticker Symbol: SBHEX)

Class I Shares (Ticker Symbol: SBEMX)

Segall Bryant & Hamill International Small Cap Fund

 Class A Shares (Ticker Symbol: SBHSX)

Class I Shares (Ticker Symbol: SBSIX)

Each a Series of Investment Managers Series Trust

Dear Shareholder:	May 13, 2019

We are sending this information to you because you are a shareholder of any of the Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill International Small Cap Fund (each an “Existing Fund” and together, the “Existing Funds”), each a series of Investment Managers Series Trust (“IMST”). At the request of Segall Bryant & Hamill, LLC the Existing Funds’ investment adviser (“Adviser”), and after careful consideration and analysis, the Board of Trustees of IMST approved the reorganization (each a “Reorganization” and together, “Reorganizations”) of each of the Existing Funds into identically named, newly created series (each a “New Fund” and together “New Funds”) of Segall Bryant & Hamill Trust (“SBHT”), subject to the approval of the shareholders of each Existing Fund.

Each New Fund has the same investment objective and principal investment strategies as the corresponding Existing Fund. The Adviser will continue to be the investment adviser for the New Funds after the closing of the Reorganization.

A Special Meeting of Shareholders (“Special Meeting”) of each Existing Fund is to be held at 1:00 p.m. Pacific Time on June 28, 2019, at the offices of Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226, Glendora, CA 91740, where shareholders of each Existing Fund will be asked to vote on the Reorganization of the Existing Fund into the corresponding New Fund. A Combined Proxy Statement and Prospectus (the “Proxy Statement”) regarding the Special Meeting, a proxy card for your vote at the Special Meeting, and a postage-prepaid envelope in which to return your proxy card are enclosed.

As explained in the enclosed Proxy Statement, upon satisfaction of the conditions set forth in the applicable Agreement and Plan of Reorganization (each a “Reorganization Plan”), your current shares of the applicable Existing Fund will be exchanged for shares of the corresponding New Fund at the closing of the Reorganization. Current shares of the Existing All Cap Fund and the Existing Small Cap Value Fund will be exchanged for shares of the Institutional Class of the corresponding New Fund. Current Class A shares of the Existing Emerging Markets Fund and the Existing International Small Cap Fund will be exchanged for Retail Class shares of the corresponding New Fund. Current Class I shares of the Existing Emerging Markets Fund and the Existing International Small Cap Fund will be exchanged for Institutional Class shares of the corresponding New Fund. If the parties comply with the terms of the Reorganization Plan and supply appropriate representation letters, the exchange is expected to be a tax-free reorganization under federal income tax laws. You may purchase and redeem shares of the Existing Funds in the ordinary course until the last business day before the closing. Purchase and redemption requests received after that time will be treated as purchase and redemption requests for shares of the corresponding New Fund received in connection with the Reorganization.

It is anticipated that, following the Reorganization, each New Fund’s net total annual operating expense ratio (after fee waivers and expense reimbursements) will be the same as or lower than the corresponding Existing Fund’s current net total annual operating expense ratio (after fee waivers and expense reimbursements) as a result of the Adviser’s contractual obligation to cap each New Fund’s expenses for a period of at least two years from the date of the Reorganization. It is anticipated that the total operating expenses of each New Fund (before fee waivers and expense reimbursements) also will be lower than those of the applicable Existing Fund. No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the Reorganization. All expenses related to the Reorganization will be paid by the Adviser.

Shareholders of each Existing Fund will vote on the Reorganization of the applicable Existing Fund into the corresponding New Fund. If shareholders of an Existing Fund approve the Reorganization and certain other closing conditions are met, the Reorganization of such Existing Fund is expected to take effect immediately prior to the open of business (8:00 a.m. Eastern Time) on July 15, 2019, or on such later date as the parties may agree upon in accordance with the Reorganization Plans, and subject to the satisfaction of the requirements thereof. At this time, the parties expect that the Reorganizations will be completed no later than September 30, 2019. At that time, the shares of the Existing Fund that you currently own will, in effect, be exchanged for corresponding shares of the corresponding New Fund. The shares of the New Funds you receive will have the same aggregate net asset value as that of your corresponding Existing Fund shares at the time of the Reorganization. Shares will be exchanged as follows:

Investment Managers Series Trust		Segall Bryant & Hamill Trust
Segall Bryant & Hamill All Cap Fund	→	Segall Bryant & Hamill All Cap Fund Institutional Class Shares
Segall Bryant & Hamill Small Cap Value Fund	→	Segall Bryant & Hamill Small Cap Value Fund Institutional Class Shares
Segall Bryant & Hamill Emerging Markets Fund Class A Shares Class I Shares	→	Segall Bryant & Hamill Emerging Markets Fund Retail Class Shares Institutional Class Shares
Segall Bryant & Hamill International Small Cap Fund Class A Shares Class I Shares	→	Segall Bryant & Hamill International Small Cap Fund Retail Class Shares Institutional Class Shares

After careful consideration and upon the recommendation of Segall Bryant & Hamill, LLC, the Board of Trustees of Investment Managers Series Trust has unanimously approved each proposed Reorganization, subject to approval by each Existing Fund’s shareholders.

More information on the New Funds, the reasons for the proposed Reorganization and projected benefits of the Reorganization are contained in the enclosed Proxy Statement. You should review the Proxy Statement carefully and retain it for future reference. Shareholder approval is required to effect the Reorganization, which is expected to close immediately prior to the open of business (8:00 a.m. Eastern Time) on July 15, 2019. This date may be adjusted, but is expected to be no later than September 30, 2019.

Your vote is important no matter how many shares you own. The proxy documents explain the proposal in detail, and we encourage you to review the proxy documents. Voting your shares early will avoid costly follow-up mail and telephone solicitation. After reviewing the enclosed materials, please complete, sign and date your proxy card(s) and mail it promptly in the enclosed return envelope, or help save time and postage costs by calling the toll-free number and following the instructions. You may also vote via the Internet by logging on to the website indicated on your proxy card and following the instructions that will appear. If you have any questions about the proposal or the voting instructions, you may call Okapi Partners LLC, our proxy solicitation firm, at 1-877-285-5990.

Sincerely,

/s/ Maureen Quill
Maureen Quill, President
Investment Managers Series Trust

INVESTMENT MANAGERS SERIES TRUST

Segall Bryant & Hamill All Cap Fund

Segall Bryant & Hamill Small Cap Value Fund

Segall Bryant & Hamill Emerging Markets Fund

Segall Bryant & Hamill International Small Cap Fund

235 West Galena Street

Milwaukee, Wisconsin 53212

(866) 490-4999

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 28, 2019

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (“Special Meeting”) of the Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Emerging Markets Fund, and Segall Bryant & Hamill International Small Cap Fund (each an “Existing Fund” and together “Existing Funds”) is to be held at 1:00 p.m. Pacific Time on June 28, 2019, at the offices of Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226, Glendora, CA 91740.

At the Special Meeting, shareholders of each Existing Fund will consider a proposal to approve an Agreement and Plan of Reorganization (“Reorganization Plan”) by and among Investment Managers Series Trust, on behalf of the Existing Fund, Segall Bryant & Hamill Trust (“SBHT”), on behalf of the corresponding New Fund listed in the table below, and Segall Bryant & Hamill, LLC, the Adviser to both the Existing Fund and the New Fund, providing for: (i) the transfer of all of the assets of the Existing Fund to the New Fund in exchange for (a) shares of each class of the New Fund corresponding to an outstanding class of shares of the Existing Fund with an aggregate net asset value equal to the aggregate net asset value of the corresponding class of shares of the Existing Fund, and (b) the New Fund’s assumption of all of the liabilities of the Existing Fund, followed by (ii) the liquidating distribution by the Existing Fund to its shareholders of the shares of each class of the New Fund corresponding to an outstanding class of shares of the Existing Fund in proportion to the shareholders’ respective holdings of shares of the corresponding class of the Existing Fund (the “Reorganization”).

Proposal: To approve an Agreement and Plan of Reorganization (“Reorganization Plan”) pursuant to which:

Shares of each class of each New Fund will be distributed pro rata on a class-by-class basis to shareholders of the corresponding Existing Fund as follows:

Investment Managers Series Trust (Existing Funds)		Segall Bryant & Hamill Trust (New Funds)
Segall Bryant & Hamill All Cap Fund		Segall Bryant & Hamill All Cap Fund Institutional Shares
Segall Bryant & Hamill Small Cap Value Fund		Segall Bryant & Hamill Small Cap Value Fund Institutional Shares
Segall Bryant & Hamill Emerging Markets Fund Class A Shares Class I Shares	→ →	Segall Bryant & Hamill Emerging Markets Fund Retail Class Shares Institutional Class Shares
Segall Bryant & Hamill International Small Cap Fund Class A Shares Class I Shares	→ →	Segall Bryant & Hamill International Small Cap Fund Retail Class Shares Institutional Class Shares

Shareholders of each Existing Fund will vote separately on the respective Reorganization. The Reorganization of each Existing Fund into the corresponding New Fund is conditioned upon receipt of shareholder approval of the Reorganization for only that Existing Fund. Accordingly, if, for example, shareholders of three Existing Funds approve the applicable Reorganizations, but shareholders of the fourth Existing Fund do not approve that Existing Fund’s Reorganization, the Reorganization of the three Existing Funds whose shareholders approved the Reorganization will take place, but the Reorganization of the Existing Fund that is not approved by its shareholders will not take place. If a Reorganization is not approved, the Board of Trustees of IMST will consider alternative courses of action, including potentially approving the liquidation of the applicable Existing Fund.

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof. Shareholders of record of the shares of beneficial interest in each Existing Fund as of the close of business on May 1, 2019, are entitled to vote on the Reorganization of the Existing Fund at the Special Meeting or any adjournments or postponements thereof. If the necessary quorum to transact business is not obtained at the Special Meeting or if a quorum is obtained, but sufficient votes required to approve a proposal are not obtained, the persons named as proxies on the enclosed proxy card may propose one or more adjournments or postponements of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal. The meeting may be held as adjourned or postponed within a reasonable time after the date set for the original meeting without further notice and in accordance with applicable law. Whether or not a quorum is present, any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares represented at that meeting, either in person or by proxy. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the SEC, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

By order of the Board of Trustees of Investment Managers Series Trust,

/s/ Maureen Quill
Maureen Quill, President
Investment Managers Series Trust

May 13, 2019

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 28, 2019, OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.

This Notice and Combined Proxy Statement and Prospectus are available on the internet at https://www.okapivote.com/SBH and www.sbhfunds.com. On these websites, you will be able to access this Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

IMPORTANT — We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope, which requires no postage and is intended for your convenience. You also may vote in person at the time and at the address indicated on your proxy card; through the internet, by visiting the website address on your proxy card; or by telephone, by using the toll-free number on your proxy card. Your prompt vote may save the Existing Funds the necessity of further solicitations to ensure a quorum at the Special Meeting.

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.

YOUR VOTE IS VERY IMPORTANT!

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and will avoid the time and expense to Investment Managers Series Trust in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Each party must sign the proxy card. Each party should sign exactly as shown in the registration on the proxy card.

3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration Valid Signature

Corporate Accounts

(1)	ABC Corp.	ABC Corp.

(2)	ABC Corp.	John Doe, Treasurer

(3)	ABC Corp. c/o John Doe, Treasurer	John Doe

(4)	ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

(1)	ABC Trust	Jane B. Doe, Trustee

(2)	Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor

INVESTMENT MANAGERS SERIES TRUST

Segall Bryant & Hamill All Cap Fund

Segall Bryant & Hamill Small Cap Value Fund

Segall Bryant & Hamill Emerging Markets Fund

Segall Bryant & Hamill International Small Cap Fund

235 West Galena Street

Milwaukee, Wisconsin 53212

(866) 490-4999

QUESTIONS & ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: May 13, 2019

Question: What is this document and why did you send it to me?

Answer: The attached document is a proxy statement for the Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Emerging Markets Fund, and Segall Bryant & Hamill International Small Cap Fund (each an “Existing Fund” and together the “Existing Funds”), each a series of Investment Managers Series Trust (“IMST”), and a prospectus for shares of each identically named, newly-created series (each a “New Fund” and together the “New Funds”) of Segall Bryant & Hamill Trust (“SBHT”). The purpose of this Combined Proxy Statement and Prospectus (“Proxy Statement”) is to solicit votes from shareholders of the Existing Funds to approve the proposed reorganization of each Existing Fund into the corresponding New Fund (the “Reorganization”) as described in each applicable Agreement and Plan of Reorganization (each a “Reorganization Plan”) by and among IMST, on behalf of each applicable Existing Fund, SBHT, on behalf of each applicable New Fund, and Segall Bryant & Hamill, LLC, the investment adviser for the Existing Funds and the New Funds (“Adviser”).

The Proxy Statement contains information that shareholders of the Existing Fund should know before voting on the Reorganization. The Proxy Statement should be reviewed and retained for future reference.

Question: What is the purpose of the Reorganization?

Answer: The primary purpose of the Reorganization is to move the Existing Funds from their existing trust to a separate branded family of funds exclusively containing funds managed by Segall, Bryant & Hamill, LLC, the investment adviser to the Existing Funds and the New Funds (“Adviser”). The Adviser indicated that it views such a transition as important to a strategic plan that it believes will result in additional support for marketing and distribution of the New Funds, thereby resulting in the potential for increased assets and decreased operating expenses over the long term. In addition, the Adviser has negotiated services and entered into agreements with third-party service providers that the Adviser believes will result in lower fund operating expenses (before fee waivers and expense reimbursements) for the New Funds than the current fund operating expenses (before fee waivers and expense reimbursements) for the Existing Funds. Therefore, upon the recommendation of the Adviser, the Board of Trustees of IMST has approved the reorganization of each Existing Fund into a new series of SBHT. In order to reconstitute the Existing Funds as series of SBHT, similar corresponding funds, the New Funds, have been created as new series of SBHT.

Question: How will the Reorganization work?

Answer: To reorganize each Existing Fund as a series of SBHT, separate new funds, each with the same investment objective and investment strategies as the corresponding Existing Fund, have been created as new series of SBHT (each referred to as a “New Fund”). If shareholders of an Existing Fund approve the Reorganization Plan, such Existing Fund will transfer all of its assets to the corresponding New Fund in exchange for shares of the applicable New Fund (“Reorganization Shares”) and such New Fund’s assumption of all of the applicable Existing Fund’s liabilities. Each New Fund will issue Reorganization Shares with an aggregate net asset value (“NAV”) equal to the aggregate value of the assets that it receives from the corresponding Existing Fund, less the liabilities it assumes from such Existing Fund. Existing Fund shareholders holding Class A shares of an Existing Fund immediately prior to the applicable Reorganization will receive Retail Class shares of the corresponding New Fund in the Reorganization, and all other Existing Fund shareholders will receive Institutional Class shares of the corresponding New Fund in the Reorganization. Each class of Reorganization Shares will be distributed to the shareholders holding the corresponding class of the corresponding Existing Fund (in liquidation of such Existing Fund) in proportion to their holdings in such class of such Existing Fund. After the Reorganization is complete, shareholders of each Existing Fund will be shareholders of the corresponding New Fund, and each Existing Fund will wind down its business and affairs and will be dissolved.

Please refer to the Proxy Statement for a detailed explanation of the proposal. If the Reorganization Plan is approved by shareholders of the applicable Existing Fund at the Special Meeting of Shareholders (“Special Meeting”), the Reorganization presently is expected to be effective immediately prior to the open of business (8:00 a.m. Eastern Time) on July 15, 2019, or on such later date as the parties may agree upon in accordance with the Reorganization Plans, and subject to the satisfaction of the requirements thereof. At this time, the parties expect that the Reorganizations will be completed no later than September 30, 2019(“Effective Time”).

Question: How will the Reorganization affect me as a shareholder?

Answer: If you are a shareholder of an Existing Fund, you will become a shareholder of the corresponding class of shares of the corresponding New Fund. The New Fund shares that you receive immediately following the Reorganization will have a total NAV equal to the total NAV of the shares you held of the applicable Existing Fund as of the Effective Time. Shares of the Existing All Cap Fund and the Existing Small Cap Value Fund will be exchanged for Institutional Class shares of the corresponding New Fund. Class A and Class I shares of the Existing Emerging Markets Fund and the Existing International Small Cap Fund will be exchanged for Retail Class and Institutional Class shares respectively of the corresponding New Fund. The Reorganization will not affect the value of your investment at the time of the Reorganization. The Reorganization is expected to be tax-free to each Existing Fund and its shareholders.

The Reorganization will not shift day-to-day portfolio management responsibility for the Funds. The Adviser will remain the investment adviser for the New Funds and the management team responsible for managing each Existing Fund will continue to manage the corresponding New Fund. The investment objective, strategies, and risks of each New Fund will be the same as the investment objective, strategies and risks of the corresponding Existing Fund. In addition, each New Fund’s investment restrictions will be similar to the investment restrictions of the corresponding Existing Fund (for a description of the material differences in investment restrictions, see “What are the primary difference between the investment restrictions of the Existing Funds and the New Funds?” below).

The Reorganization will move the assets of each Existing Fund from IMST, a Delaware statutory trust, to the corresponding New Fund, each a series of SBHT, a Massachusetts statutory trust. Both IMST and SBHT are governed by an agreement and declaration of trust and by-laws (or analogous documents). The material differences between the two trusts as they relate to the governances of the Funds include the fact that each is overseen by a different Board and will have different officers, including a new President, Secretary, Assistant Secretary, Treasurer, Assistant Treasurer and Chief Compliance Officer. More discussion regarding certain differences between Delaware statutory trusts and Massachusetts business trusts in general appears below under “Description of the Securities to be Issued; Rights of Shareholders” in the Proxy Statement.

Question: What are the primary differences between the investment restrictions of the Existing Funds and the New Funds?

Answer: Taken as a whole, the Existing Funds and New Funds have similar investment restrictions, except for the following material differences. Each Existing Fund has adopted a fundamental policy with respect to its classification as a “diversified” investment company. Although each New Fund does not have a corresponding stated investment restriction, each New Fund is also classified as a diversified investment company for purposes of the 1940 Act and any change in this classification would require the consent of the holders of a majority of the applicable New Fund’s outstanding shares, similar to a “fundamental” investment restriction. In addition, each New Fund has adopted a non-fundamental investment restriction with respect to borrowing money, issuing senior securities, and mortgaging, pledging or hypothecating assets. This non-fundamental investment restriction is in addition to each New Fund’s fundamental investment restriction with respect to borrowing money and issuing senior securities. The Existing Funds have not adopted a similar non-fundamental investment restriction, although the Existing Funds have adopted a fundamental investment restriction with respect to borrowing money, issuing senior securities and pledging assets. Finally, each Existing Fund has a non-fundamental investment restriction limiting its investments in illiquid securities. Although the New Funds do not have a corresponding stated investment restriction, each New Fund’s policy is to limit its investments in illiquid securities to the same extent as the Existing Fund, as required under the 1940 Act.

Question: Will the Service Providers Change?

Answer: The service providers to the New Funds differ from the service providers to the Existing Funds as follows:

Service Providers	Existing Funds, each a series of Investment Managers Series Trust	New Funds, each a series of Segall Bryant & Hamill Trust
Investment Adviser	Segall Bryant & Hamill, LLC	No Change – Segall Bryant & Hamill, LLC
Distributor & Principal Underwriter	IMST Distributors, LLC	Change – Ultimus Fund Distributors, LLC
Custodian	UMB Bank n.a.	Change – Brown Brothers Harriman & Co.
Transfer Agent & Dividend Disbursing Agent	UMB Fund Services, Inc.	Change – Ultimus Fund Solutions, LLC
Accounting Agent	UMB Fund Services, Inc.	Change – Ultimus Fund Solutions, LLC
Co -Administrator	UMB Fund Services, Inc.	Change - Ultimus Fund Solutions, LLC
Co -Administrator	Mutual Fund Administration, LLC	Change – Segall Bryant & Hamill, LLC
Accountant	Tait Weller & Baker LLP	Change –Deloitte & Touche LLP

Question: Who will manage the New Funds?

Answer: Segall Bryant & Hamill, LLC (“Adviser”) the Existing Funds’ current adviser, will be responsible for overseeing the management of the New Funds. In addition, the management team responsible for managing each Existing Fund will continue to manage the corresponding New Fund.

Question: How will the Reorganization affect the fees and expenses I pay as a shareholder of a Fund?

Answer: It is anticipated that each New Fund’s total annual fund operating expenses (before fee waivers/reimbursements) following the Reorganization will be slightly lower than the corresponding Existing Fund’s current total annual fund operating expenses (before fee waivers/reimbursements). In addition, the Adviser has contractually agreed, for a period of two years from the Reorganization, to waive its fees and assume other expenses to cap each New Fund’s total annual operating expenses at a level equal to or lower than the corresponding Existing Fund’s current net expense ratio after fee waivers/reimbursements.

The Reorganization will not result in a change in the contractual advisory fee rates for the Existing Funds. The Institutional Class shares and Retail Class shares of the New Funds are subject to a shareholder service fee of up to 0.25% and 0.10%, respectively, while only the Class I shares of the Existing Segall Bryant & Hamill All Cap Fund and Existing Segall Bryant & Hamill Small Cap Value Fund are subject to a shareholder service fee of up to 0.10%. Class A shares of the Existing Segall Bryant & Hamill Emerging Markets and Existing Segall Bryant & Hamill International Small Cap Fund are subject to Rule 12b-1 distribution fees of up to 0.25%, while the New Funds are not subject to any Rule 12b-1 distribution fees.

The Adviser has contractually agreed, pursuant to a Fee Waiver Letter Agreement, to reduce its fees and/or absorb expenses of each New Fund through at least September 30, 2021, to ensure that the total net annual fund operating expenses after fee waiver and/or reimbursement (exclusive of acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses) do not exceed:

Existing Fund
Segall Bryant & Hamill All Cap Fund	0.98%
Segall Bryant & Hamill Small Cap Value Fund	0.99%

Existing Fund	Class A	Class I
Segall Bryant & Hamill Emerging Markets Fund	1.48%	1.23%
Segall Bryant & Hamill International Small Cap Fund	1.28%	1.03%

New Fund	Retail Class	Institutional Class
Segall Bryant & Hamill All Cap Fund	0.99%	0.84%
Segall Bryant & Hamill Small Cap Value Fund	1.14%	0.99%
Segall Bryant & Hamill Emerging Markets Fund	1.38%	1.23%
Segall Bryant & Hamill International Small Cap Fund	1.18%	1.03%

The contractual Fee Waiver Letter Agreement agreed to by the Adviser with respect to the New Funds can be terminated only by, or with the consent of, the Board of Trustees of SBHT. For additional information regarding fees, please see the Fee Tables in the “Comparison of Shareholder Fees and Annual Fund Operating Expenses” section of the Proxy Statement.

Question: Will the Reorganization result in any federal income taxes?

Answer: Neither the Existing Funds nor their shareholders are expected to recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization. If the parties comply with the terms of the applicable Reorganization Plan and supply appropriate representation letters, IMST and SBHT will receive an opinion, based upon such representation letters and based upon certain assumptions, that the Reorganization as it relates to the applicable Existing Fund and the corresponding New Fund is a reorganization under federal income tax laws. Shareholders should consult their tax adviser about possible state, local, non-U.S. and non-income tax consequences of the Reorganization, if any, because the information about tax consequences in this document relates only to the U.S. federal income tax consequences of the Reorganization.

Question: Will I be charged a sales charge or contingent deferred sales charge (CDSC) as a result of the Reorganization?

Answer: No sales loads, redemption fees, commissions or other transactional fees will be imposed on shareholders in connection with the Reorganization.

Question: Why do I need to vote?

Answer: Your vote is needed to ensure that a quorum and sufficient votes are present at the Special Meeting so that the proposal to approve each applicable Reorganization Plan can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. Your vote is very important to us regardless of the number of shares you own.

Question: Who is paying for expenses related to the Special Meeting and the Reorganization?

Answer: All expenses related to the Special Meeting and the Reorganization will be paid by the Adviser.

Question: What will happen if a Reorganization Plan is not approved by shareholders?

Answer: If shareholders of an Existing Fund do not approve the applicable Reorganization Plan, the Reorganization of such Fund will not take effect and the Board of Trustees of IMST will consider alternative courses of action, including potentially approving the liquidation of the Existing Fund.

Shareholders of each Existing Fund will vote separately on the respective Reorganization. The Reorganization of each Existing Fund into the corresponding New Fund is not conditioned upon receipt of shareholder approval of the Reorganizations relating to all of the other Existing Funds. Accordingly, if, for example, shareholders of three Existing Funds approve the applicable Reorganizations, but shareholders of the fourth Existing Fund do not approve that Existing Fund’s Reorganization, the Reorganization of the three Existing Fund will take place, but the Reorganization of the Existing Fund whose shareholders did not approve the Reorganization will not take place.

Question: How does the IMST Board recommend that I vote?

Answer: After careful consideration and upon the recommendation of Segall Bryant & Hamill, LLC, the IMST Board has approved each Reorganization and authorized the solicitations of proxies “FOR” approval of each Reorganization Plan.

Question: How do I vote my shares?

Answer: You can vote your shares by mail, telephone or internet by following the instructions on the enclosed proxy card. You may also vote your shares in person by personally attending the meeting on June 28, 2019 at the offices of Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226, Glendora, CA 91740.

Question: Who do I call if I have questions?

Answer: If you have any questions about the proposal or the voting instructions, you may call Okapi Partners LLC, our proxy solicitation firm, at 1-877-285-5990.

COMBINED PROXY STATEMENT/PROSPECTUS

May 13, 2019

FOR THE REORGANIZATION OF

Segall Bryant & Hamill All Cap Fund

Segall Bryant & Hamill Small Cap Value Fund

Segall Bryant & Hamill Emerging Markets Fund

Segall Bryant & Hamill International Small Cap Fund

(each a series of Investment Managers Series Trust)

IN EXCHANGE FOR SHARES OF

Segall Bryant & Hamill All Cap Fund

Segall Bryant & Hamill Small Cap Value Fund

Segall Bryant & Hamill Emerging Markets Fund

Segall Bryant & Hamill International Small Cap Fund

(each a series of Segall Bryant &

Hamill Trust)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This Combined Proxy Statement and Prospectus (“Proxy Statement”) is a proxy statement for the Existing Funds (as defined below) and a prospectus for the New Funds (as defined below). This Proxy Statement contains information you should know before voting on the following proposal with respect to the Existing Funds, as indicated below. Please read this Proxy Statement and keep it for future reference.

Proposal: To approve an Agreement and Plan of Reorganization (“Reorganization Plan”) by and among Investment Managers Series Trust (“IMST”), on behalf of each Existing Fund, Segall Bryant & Hamill Trust (“SBHT”), on behalf of the corresponding New Fund listed in the table below, and Segall Bryant & Hamill, LLC (the “Adviser”), the adviser to both the Existing Fund and the New Fund, providing for: (i) the transfer of all of the assets of the Existing Fund to the New Fund in exchange for (a) shares of each class of the New Fund corresponding to an outstanding class of shares of the Existing Fund with an aggregate net asset value equal to the aggregate net asset value of the corresponding class of shares of the Existing Fund, and (b) the New Fund’s assumption of all of the liabilities of the Existing Fund, followed by (ii) the liquidating distribution by the Existing Fund to its shareholders of the shares of each class of the New Fund corresponding to an outstanding class of shares of the Existing Fund in proportion to the shareholders’ respective holdings of shares of the corresponding class of the Existing Fund (the “Reorganization”).

Existing Funds	New Funds
Segall Bryant & Hamill All Cap Fund (the “Existing All Cap Fund”)	Segall Bryant & Hamill All Cap Fund (the “New All Cap Fund”)
Segall Bryant & Hamill Small Cap Value Fund (the “Existing Small Cap Value Fund”)	Segall Bryant & Hamill Small Cap Value Fund (the “New Small Cap Value Fund”)
Segall Bryant & Hamill Emerging Markets Fund (the “Existing Emerging Markets Fund”)	Segall Bryant & Hamill Emerging Markets Fund (the “New Emerging Markets Fund”)
Segall Bryant & Hamill International Small Cap Fund (the “Existing International Small Cap Fund”)	Segall Bryant & Hamill International Small Cap Fund (the “New International Small Cap Fund”)

Shareholders of each Existing Fund will vote separately on the respective Reorganization. The Reorganization of each Existing Fund into the corresponding New Fund is not conditioned upon receipt of shareholder approval of the Reorganizations relating to all of the other Existing Funds. Accordingly, if, for example, shareholders of three Existing Funds approve the respective Reorganizations, but shareholders of the fourth Existing Fund do not approve that Existing Fund’s Reorganization, the Reorganization of the three Existing Funds will take place as described in this Proxy Statement, but the Reorganization of the fourth Existing Fund will not take place. If a Reorganization is not approved for an Existing Fund, the Board of Trustees of IMST will consider alternative courses of action, including potentially approving the liquidation of the applicable Existing Fund.

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.

The Proposal will be considered at a special meeting of shareholders (“Special Meeting”) to be held at the offices of Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226, Glendora, CA 91740, on June 28, 2019 at 1:00 p.m. Pacific Time. Shareholder approval is required to effect the Proposal. If you are unable to attend the Special Meeting, please complete and return the enclosed Proxy Card by June 27, 2019.

Investment Managers Series Trust (“IMST”) is an open-end management investment company organized as a Delaware statutory trust. Segall Bryant & Hamill Trust is an open-end management investment company organized as a Massachusetts business trust. Segall Bryant & Hamill, LLC (“Adviser”) is the investment adviser for the Existing Funds and will be responsible for providing investment advisory and portfolio management services to the New Funds following the completion of the Reorganization.

After careful consideration and upon the recommendation of the Adviser, the Board of Trustees of IMST (“IMST Board”) considered and approved each proposed Reorganization. The IMST Board believes each proposed Reorganization is in the best interests of the respective Existing Fund and that the interests of each Existing Fund’s shareholders will not be diluted as a result of the Reorganization. The IMST Board recommends shareholders of each Existing Fund approve the Proposal.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this Proxy Statement:

●	The Statement of Additional Information of the New Funds relating to the Reorganization, dated May 8, 2019.

●	The Prospectus and Statement of Additional Information for New All Cap Fund, New Small Cap Value Fund, New Emerging Markets Fund, and New International Small Cap Fund dated May 8, 2019, are incorporated by reference to Post-Effective Amendment No. 108 of SBHT’s Registration Statement on Form N-1A (File No. 811-03373), filed with the SEC on May 8, 2019.

●	The Prospectus and Statement of Additional Information for Existing All Cap Fund and Existing Small Cap Value Fund dated November 1, 2018, are incorporated by reference to Post-Effective Amendment No. 974 to IMST’s Registration Statement on Form N-1A (File No. 811-21719), filed with the SEC on October 26, 2018.

●

The Prospectus and Statement of Additional Information for Existing Emerging Markets Fund and Existing International Small Cap Fund’s dated March 1, 2019 are incorporated by reference to Post-Effective Amendment No. 998 to IMST’s Registration Statement on Form N-1A (File No. 811-21719), filed with the SEC on February 26, 2019.

●	The Report of the Independent Registered Public Accounting Firm for and audited financial statements of the Existing All Cap Fund and Existing Small Cap Value Fund is incorporated by reference to the Annual Report of the Existing Funds for the fiscal year ended June 30, 2018, filed on Form N-CSR (File No. 811-21719) with the SEC on September 7, 2018.

●	The Existing All Cap Fund and Existing Small Cap Value Fund Semi-Annual Report is incorporated by reference to the Semi-Annual Report of the Existing All Cap Fund and Existing Small Cap Value Fund for the period ended December 31, 2018, filed on Form N-CSR (File No. 811-21719) with the SEC on March 11 2019.

●	The Report of the Independent Registered Public Accounting Firm for and audited financial statements of the Existing Emerging Markets Fund and Existing International Small Cap Fund’s is incorporated by reference to the Annual Report of the Existing Funds for the fiscal year ended October 31, 2018, filed on Form N-CSR (File No. 811-21719) with the SEC on January 9, 2019.

This Proxy Statement will be mailed on or about May 16, 2019 to shareholders of record of the Existing Funds as of May 1, 2019 (“Record Date”).

Copies of these materials and other information about IMST, SBHT, the Existing Funds and the New Funds are available upon request and without charge by writing to the address below or by calling the telephone numbers listed as follows:

For inquiries regarding the Existing Funds:	For inquiries regarding the New Funds:
Segall Bryant & Hamill All Cap Fund	Segall Bryant & Hamill All Cap Fund
Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Value Fund
Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill Emerging Markets Fund
Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Small Cap Fund

c/o Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226 Glendora, CA 91740 1-866-490-4999 www.sbhfunds.com	c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 1-800-392-2673 www.sbhfunds.com

Each Fund is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

The SEC has not approved or disapproved the New Funds’ shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this Proxy Statement. Any representation to the contrary is a criminal offense.

Table of Contents
SUMMARY	17
REORGANIZATION PROPOSAL	19
INFORMATION ABOUT THE REORGANIZATION	49
VOTING INFORMATION	68
INFORMATION ABOUT THE EXISTING FUNDS AND THE NEW FUNDS	71
LEGAL MATTERS	71
EXPERTS	72
OTHER MATTERS	72
Appendix A	73
Appendix B	94
Appendix C	97
Appendix D	111

SUMMARY

This Proxy Statement is being used by the Existing Funds to solicit proxies to vote at the Special Meeting and any adjournments or postponements thereof. The following is a summary of more complete information appearing later in this Proxy Statement or incorporated herein. You should read carefully the entire Proxy Statement, including the Reorganization Plan for each Existing Fund, the form of which is attached as Appendix A, because it contains details that are not in the summary.

Under each Reorganization Plan, each Existing Fund would be reorganized into a newly created series of SBHT (“Reorganization”) with the same investment objectives, strategies and risks, as well as similar investment restrictions. Each New Fund was created solely for the purpose of acquiring and carrying on the business of the applicable Existing Fund and will not engage in any operations prior to the Reorganization other than in connection with organizational activities. If shareholders of each Existing Fund approve the applicable Reorganization Plan, each Existing Fund will transfer all of its assets to the corresponding New Fund in exchange for shares of each class of such New Fund (referred to as the Reorganization Shares) having an aggregate net asset value equal to the aggregate net asset value of the corresponding class of Existing Fund shares, and such New Fund’s assumption of the corresponding Existing Fund’s liabilities. Each Reorganization Plan further provides that the Existing Fund will then distribute each class of Reorganization Shares pro rata on a class-by-class basis, to the shareholders of the Existing Fund. The Reorganization, if approved by shareholders, is expected to take place immediately prior to the open of business 8:00 a.m. Eastern Time on July 15, 2019, or on such later date as the parties may agree upon in accordance with the Reorganization Plans, and subject to the satisfaction of the requirements thereof. At this time, the parties expect that the Reorganizations will be completed no later than September 30, 2019.

The Adviser has recommended that each Existing Fund be reconstituted as a series of SBHT. The Adviser has indicated that it views a transition of the Existing Funds to a separate branded family of funds exclusively containing funds managed by the Adviser as important to a strategic plan that it believes will result in additional support for marketing and distribution of the New Funds, thereby resulting in the potential for increased assets and decreased operating expenses over the long term. In addition, the Adviser has negotiated services and entered into agreements with third-party service providers that the Adviser believes will result in lower fund operating expenses (before fee waivers and expense reimbursements) for the New Funds than the current fund operating expenses (before fee waivers and expense reimbursements) for the Existing Funds.

The IMST Board, including a majority of the Trustees who are not interested persons of the Existing Funds, believes that each Reorganization is in the best interests of the applicable Existing Fund and its shareholders, the terms of each Reorganization are fair and reasonable, and the interests of the existing shareholders of each Existing Fund will not be diluted as a result of the proposed Reorganization. In approving the Plan for each Reorganization, the IMST Board considered, among other things, that: (1) the Reorganization was recommended and requested by the Adviser, and the Adviser’s belief that a transition of the Existing Funds to a separate branded family of funds exclusively containing funds managed by the Adviser will result in additional support for marketing and distribution of the New Funds, thereby resulting in the potential for increased assets and decreased operating expenses over the long term; (2) the investment objective, principal investment strategies, and risks of each Existing Fund are the same as those of the corresponding New Fund, and the investment restrictions of each Existing Fund are similar to those of the corresponding New Fund; (3) the same portfolio managers who manage each Existing Fund will continue to provide the day-to-day management of the corresponding New Fund’s portfolio; (4) the investment advisory fee rate for each New Fund is the same as the advisory fee rate of the corresponding Existing Fund; (5) the gross expenses of each New Fund are expected to be lower than the gross expenses of the corresponding Existing Fund; (6) the Adviser has contractually agreed to maintain an expense limitation arrangement for each New Fund with an expense cap that is the same or lower than the expense cap currently in place for the corresponding Existing Fund for a period of at least two years from the closing date of the corresponding Reorganization; (7) none of the Existing Funds will bear the cost of the applicable Reorganization; (8) the Adviser is subject to certain potential conflicts of interests in recommending the Reorganization; in this respect, the IMST Board noted that the Adviser also serves as the co-administrator of SBHT and receives fees for serving in this capacity; and (9) each Reorganization is expected to be a tax-free transaction because it would constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”).

Each Reorganization is expected to be a tax-free reorganization for federal income tax purposes under Section 368(a)(1)(F) of the Code. For information on the tax consequences of the Reorganization, see the section titled “Information about the Reorganization – Federal Income Tax Consequences” in this Proxy Statement.

The Existing Funds will not pay for the costs of the Reorganizations and the Special Meeting. The Adviser will bear the costs associated with the Reorganizations, Special Meeting, and solicitation of proxies, including the expenses associated with preparing and filing the registration statement that includes this Proxy Statement and the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, the Adviser also may solicit proxies, without special compensation, by telephone or otherwise. The Adviser will pay these costs regardless of whether the Reorganizations are consummated.

SBHT is a multiple series trust that offers a number of portfolios managed by the Adviser. As of March 31, 2019, SBHT consisted of multiple portfolios representing approximately $2.058 billion in assets. IMST is a multiple series trust that offers a number of portfolios managed by separate investment advisers and/or sub-advisers. As of March 31, 2019, IMST consisted of multiple portfolios representing approximately $15.3 billion in assets. IMST is not affiliated with SBHT or the Adviser. SBHT and IMST have different Boards of Trustees.

The IMST Board has fixed the close of business on May 1, 2019 as the record date for the determination of shareholders entitled to receive notice of and to vote at the Special Meeting and any adjournments and postponements thereof. In considering whether to approve the Reorganization, you should review the information in this Proxy Statement.

REORGANIZATION PROPOSAL

Comparison of the Existing Funds’ and the New Funds’ Investment Objectives, Strategies and Risks.

Each Existing Fund and the corresponding New Fund have the same investment objectives, strategies and risks, which are presented below. Each New Fund has been created as a new series of SBHT solely for the purpose of acquiring the corresponding Existing Fund’s assets and continuing its investment business and will not conduct any investment operations until after the closing of the Reorganization. For a comparison of each Existing Fund’s and the corresponding New Fund’s investment limitations, please see the section “Additional Information about the Existing Funds and the New Funds—Comparison of Investment Limitations,” below.

Investment Objective

Each Existing Fund and New Fund have the same investment objective: to seek long term capital appreciation.

Principal Investment Strategies

A discussion regarding principal investment strategies of the Existing Funds and the New Funds is set forth below.

All Cap Fund: The principal investment strategy of the Existing All Cap Fund is substantially similar to that of the corresponding New Fund. The differences include the addition of information regarding the market capitalization ranges the Fund will invest in and the removal of language regarding when the Adviser will generally sell a security. The principal investment strategy is as follows:

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies of any size, including small- and mid-capitalization companies. The Fund will primarily invest in common stock of companies traded on U.S. exchanges with market capitalization in excess of $1 billion. The Russell 3000® Index is the Fund’s benchmark which represents a broad-based US equity index. The Russell Midcap® Index and the Russell 2000® Index are indices which include companies with market capitalizations within the mid-cap and small-cap universe. The Fund will, under normal circumstances, invest at least 35% of its net assets in common stock of companies with market capitalizations similar in size to companies within the Russell Midcap Index and Russell 2000® Index. The Adviser invests the Fund’s assets opportunistically based on market information and does not limit its investment analysis approach to value, growth, or core investment styles.

The Adviser believes that returns in excess of general market returns can be achieved by actively managing investment portfolios. The Fund invests in companies that the Adviser believes have superior growth potential and are trading at a discount to the Adviser’s estimate of the companies’ intrinsic value. The Adviser’s investment process is driven by fundamental research utilizing a combination of external and proprietary research in its selection process. Through a combination of quantitative analysis (which may encompass techniques such as evaluation of financial data or statistical/mathematical modeling), fundamental analysis (which may include assessments of a company’s holdings or key characteristics, as well as broader economic factors) and experienced judgment, the Adviser seeks to identify companies that have historically generated, or are positioned to generate, superior returns on investments.

Small Cap Value Fund: The principal investment strategy of the Existing Small Cap Value Fund is substantially similar to that of the corresponding New Fund. The difference being the inclusion of additional information regarding sector exposure and the number of stocks the portfolio typically holds. The principal investment strategy is as follows:

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small-capitalization companies. The Fund will primarily invest in common stock. The Fund considers small-capitalization companies to be companies with capitalization within the range of the capitalization of those companies included in the Russell 2000® Value Index at the time of purchase. Companies whose capitalization no longer meets this definition after purchase may continue to be considered small-capitalization companies. As of June 30, 2018, the market capitalization of companies included in the Russell 2000® Value Index was between $43 million and $9.9 billion.  The size of companies in the Russell 2000® Value Index changes with market conditions. In addition, changes to the composition of the Russell 2000® Value Index can change the market capitalization range of companies in the Russell 2000® Value Index and, therefore, the market capitalization range of companies in which the Fund invests. The Russell 2000® Value Index is reconstituted annually, typically on June 30 of each year, to seek to ensure that stocks of larger companies do not distort the performance and characteristics of the Index and that the represented companies continue to reflect value characteristics. The Fund is not limited to the stocks included in the Russell 2000® Value Index. With respect to portfolio structure, the Adviser maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The Adviser maintains guidelines to monitor this variance. The portfolio typically holds between 70 to 85 stocks.

The investment process used by the Adviser, is driven by a combination of quantitative analysis (which may encompass techniques such as evaluation of financial data or statistical/mathematical modeling), fundamental analysis (which may include assessments of a company’s holdings or key characteristics, as well as broader economic factors) and experienced judgment. The Adviser seeks to invest in companies the stocks of which the Adviser believes are trading below the Adviser’s estimate of their intrinsic values. The Adviser searches for companies it believes are attractively priced relative to historical valuation, peer groups, and the market, concentrating most on cash flow capability over time.

Emerging Markets Fund: The principal investment strategy of the Existing Emerging Markets Fund is substantially similar to that of the corresponding New Fund. The differences include the deletion of language regarding the Adviser’s use of its proprietary quantitative models and when the Adviser will generally sell a security. The principal investment strategy is as follows:

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities, primarily common stock, of companies tied economically to emerging markets countries. The Fund’s Adviser considers emerging markets countries to be those countries included in the MSCI Emerging Markets Index, which, as of the date of the Fund’s prospectus, consisted of Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. If the countries composing the MSCI Emerging Markets Index change, the Fund’s Adviser will similarly adjust its criteria to reflect any such change. The Fund’s Adviser considers a company to be tied economically to a particular country if: (i) it is organized under the laws of that country or maintains its principal offices or headquarters in that country; (ii) its securities are principally traded in that country; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country, or has at least 50% of its assets in that country. The Fund will allocate its assets among various regions and countries. The Fund may invest in companies of any size market capitalization.

The Fund may purchase equity securities on exchanges where companies are located, and on exchanges other than where companies are domiciled (often traded as dual listed securities) or in the form of Depository Receipts, which include American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) or similar securities. The Fund may also purchase participatory notes (commonly known as “P-notes”) issued by foreign banks or brokers evidencing ownership of underlying stocks issued by a foreign company. This type of investment allows the Fund to have exposure to foreign securities without trading directly in the local market. The Fund may use derivatives such as swaps, options, futures, options on futures and P-notes to manage risk inherent in the Fund’s portfolio (e.g., cash flows and currency exposure). The Fund may also enter into forward currency exchange contracts to hedge against uncertainty in the level of future foreign exchange rates in the purchase and sale of investment securities; it will not enter into such contracts for speculative purposes. Investments in P-notes, exchange-traded funds (“ETFs”) or derivatives, such as swaps, options, futures and options on futures designed to provide exposure to emerging market indices, will be considered equity securities for purposes of meeting the Fund’s 80% investment policy.

International Small Cap Fund: The principal investment strategy of the Existing International Small Cap Fund is substantially similar to that of the corresponding New Fund. The differences include the deletion of language regarding the Adviser’s use of its proprietary quantitative models and when the Adviser will generally sell a security. The principal investment strategy is as follows:

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities, primarily common stock, of small capitalization companies located outside of the United States, including those in emerging markets. The Adviser considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI EAFE Small Cap Index at the time of purchase. Investments in companies that move above or below the capitalization range of the MSCI EAFE Small Cap Index may continue to be held by the Fund in the Adviser’s sole discretion. As of December 31, 2018, the market capitalization of companies included in the MSCI EAFE Small Cap Index was between $95 million and $7.9 billion. The Adviser will consider the market capitalization range by country. The Adviser considers a company to be outside of the United States if: (i) it is organized under the laws of a foreign country or maintains its principal offices or headquarters in a foreign country; (ii) its securities are principally traded in a foreign country; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country, or has at least 50% of its assets in a foreign country. The Fund will allocate its assets among various regions and countries including those in emerging markets.

The Fund may purchase equity securities on exchanges where the companies are located, on exchanges other than where companies are domiciled (often traded as dual listed securities) or in the form of Depository Receipts, which include American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) or similar securities. The Fund may also purchase participatory notes (commonly known as “P-notes”) issued by foreign banks or brokers evidencing ownership of underlying stocks issued by a foreign company. This type of investment allows the Fund to have exposure to foreign securities without trading directly in the local market. The Fund may use derivatives such as swaps, options, futures, options on futures and P-notes to manage risk inherent in the Fund’s portfolio (e.g., cash flows and currency exposure). The Fund may also enter into forward currency exchange contracts to hedge against uncertainty in the level of future foreign exchange rates in the purchase and sale of investment securities; it will not enter into such contracts for speculative purposes. Investments in P-notes, exchange-traded funds (“ETFs”) or derivatives, such as such as swaps, options, futures and options on futures, designed to provide exposure to indices comprised of small capitalization companies located outside of the United States, will be considered equity securities for purposes of meeting the Fund’s 80% investment policy.

Principal Risks

A discussion regarding certain principal risks of investing in the Existing Funds and the New Funds is set forth below. Each Existing Fund’s and New Fund’s principal risks are identical. An investment in a Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that a Fund will be successful in meeting its investment objective.

All Cap Fund:

Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Fund’s advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Large-Cap Company Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management and Strategy Risk: The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Small-Cap and Mid-Cap Company Risk: The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Small Cap Value Fund:

Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Fund’s advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Management and Strategy Risk: The value of your investment depends on the judgment of the Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Small-Cap Company Risk: The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Value-Oriented Investment Strategies Risk: Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Emerging Markets Fund:

ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the Depository’s transaction fees. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.

China Risk: Investments in Chinese issuers subject the Fund to risks specific to the China region. Political, social or economic disruptions in China and surrounding countries, even in countries in which the Fund is not invested, may adversely affect security values in China and thus the Fund’s investments. At times, religious, cultural and military disputes within and outside China have caused volatility in the China securities markets and such disputes could adversely affect the value and liquidity of the Fund’s investments. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property. The legal system is still developing, making it more difficult to obtain and/or enforce judgments. Further, the government could at any time alter or discontinue economic reforms. In addition, inflation, currency fluctuations and fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China. Each of these risks could increase the Fund’s volatility.

Currency Risk: The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Fund’s Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Derivatives Risk: Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include but are not limited to illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Emerging Market Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF Risk: Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Management and Strategy Risk: The value of your investment depends on the judgment of the Fund’s adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Participatory Notes Risk: P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a P-note must rely on the credit worthiness of the bank or broker who issues the P-note, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Portfolio Turnover Risk: Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of October 31, 2018, 26.1% of the Fund’s assets were invested in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulation of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. This sector has experienced significant losses and a high degree of volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Small-Cap and Mid-Cap Company Risk: The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Value-Oriented Investment Strategies Risk: Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

International Small Cap Fund:

ADR and GDR Risk: ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the Depository’s transaction fees. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.

Currency Risk: The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Cybersecurity risk: Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Derivatives Risk: Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include but are not limited to illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Emerging Market Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF Risk: Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Japan Risk: The growth of Japan’s economy has historically lagged behind that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan; however, the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.

Management and Strategy Risk: The value of your investment depends on the judgment of the Fund’s adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Participatory Notes Risk: P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a P-note must rely on the credit worthiness of the bank or broker who issues the P-note, and these notes do not have the same rights as a shareholder of the underlying foreign security.

Portfolio Turnover Risk: Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Sector Focus Risk: The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of October 31, 2018, 24% of the Fund’s assets were invested in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulation of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. This sector has experienced significant losses and a high degree of volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Small-Cap and Mid-Cap Company Risk: The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Value-Oriented Investment Strategies Risk: Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Performance

The bar charts below show how each Existing Fund’s investment results have varied from year to year since the Existing Fund’s inception. The bar chart shows the performance of each Existing Fund’s Institutional Class shares for each full calendar year since such Existing Fund’s inception. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Existing Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of each Existing Fund’s shares to broad-based securities market indices for the periods indicated. The indices are not actively managed and are not available for direct investment. This information provides some indication of the risks of investing in each Existing Fund or the corresponding New Fund. Past performance of an Existing Fund is not necessarily an indication of how such Existing Fund or the corresponding New Fund will perform in the future. The New Funds have no performance history, as they will not commence investment operations until after the Reorganization is completed. Following the Reorganization, each New Fund will assume the performance information of the corresponding Existing Fund and will be subject to identical risks, as described above.

The Existing Emerging Markets Fund acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Emerging Markets Fund”) on October 30, 2015. As a result of the reorganization, the Existing Emerging Markets Fund is the accounting successor of the Predecessor Emerging Markets Fund. Performance results shown in the bar chart and the performance table below for the period prior to October 30, 2015 for the Existing Emerging Markets Fund’s Class I shares and Class A shares reflect the performance of the Predecessor Emerging Markets Fund’s Class IV shares and Class I shares, respectively.

The Existing International Small Cap Fund acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Small Cap Fund”) on October 30, 2015. As a result of the reorganization, the Existing Small Cap Fund is the accounting successor of the Predecessor Small Cap Fund. Performance results shown in the bar chart and the performance table below for the period prior to October 30, 2015 for the Existing Small Cap Fund’s Class I shares and Class A shares reflect the performance of the Predecessor Small Cap Fund’s Class IV shares and Class I shares, respectively.

Existing All Cap Fund

Average Annual Total Returns (for the Periods Ended December 31, 2018)

Highest Calendar Quarter Return at NAV	7.99%	Quarter Ended 9/30/2018
Lowest Calendar Quarter Return at NAV	(14.68)%	Quarter Ended 12/31/2018

 The year-to-date return for the Fund as of March 31, 2019, was 13.78%.

Segall Bryant & Hamill All Cap Fund	1 Year	5 Years	Since Inception July 31, 2013
Institutional Class
Return Before Taxes	(5.56)%	5.57%	6.89%
Return After Taxes on Distributions	(6.45)%	5.10%	6.44%
Return After Taxes on Distributions and Sale of Fund Shares	(2.66)%	4.31%	5.38%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	(5.24)%	7.91%	9.37%

After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Existing Small Cap Value Fund

Average Annual Total Returns (for the Periods Ended December 31, 2018)

Highest Calendar Quarter Return at NAV	9.00%	Quarter Ended 12/31/2016
Lowest Calendar Quarter Return at NAV	(13.32)%	Quarter Ended 12/31/2018

 The year-to-date return for the Fund as of March 31, 2019, was 14.11%.

Segall Bryant & Hamill Small Cap Value Fund	1 Year	5 Years	Since Inception (July 31, 2013)
Institutional Class
Return Before Taxes	(4.38)%	5.25%	6.77%
Return After Taxes on Distributions	(6.97)%	3.58%	5.16%
Return After Taxes on Distributions and Sale of Fund Shares	(1.55)%	3.64%	4.87%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(12.86)%	3.61%	5.24%

After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Existing Emerging Markets Fund

Calendar-Year Total Return (Before Taxes) for Class I Shares (i.e. Predecessor Fund’s Class IV Shares)

For each calendar year at NAV

Class I
Highest Calendar Quarter Return at NAV	16.71%	Quarter Ended 3/31/2012
Lowest Calendar Quarter Return at NAV	(17.40)%	Quarter Ended 9/30/2015

The year-to-date return for the Fund as of March 31, 2019, was 10.90%.

Average Annual Total Returns (for periods ended December 31, 2018)	1 Year	5 Years	Since Inception	Inception Date
Class I Shares – Return Before Taxes	(17.05)%	0.56%	(0.12)%	6/30/11
Class I Shares – Return After Taxes on Distributions*	(17.42)%	(0.31)%	(0.89)%	6/30/11
Class I Shares- Return After Taxes on Distributions and Sale of Fund Shares*	(9.37)%	0.45%	(0.02)%	6/30/11
Class A Shares – Return Before Taxes	(21.94)%	(0.78)%	(1.09)%	6/30/14**
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(14.58)%	1.65%	0.14%	6/30/11

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I shares.
**	Class I started on June 30, 2011. Class A started on June 30, 2014. The performance figures for Class A include the performance for Class I for the periods prior to the start date of Class A, adjusted for the difference in Class A and Class I expenses. Class A imposes higher expenses than Class I.

Existing International Small Cap Fund

Calendar-Year Total Return (Before Taxes) for Class I Shares (i.e., Predecessor Fund’s Class IV Shares)

For each calendar year at NAV

Class I
Highest Calendar Quarter Return at NAV	16.13%	Quarter ended 03/31/2012
Lowest Calendar Quarter Return at NAV	(17.35)%	Quarter ended 12/31/2018

The year-to-date return for the Fund as of March 31, 2019, was 8.24%.

Average Annual Total Returns (for periods ended December 31, 2018)	1 Year	5 Years	Since Inception	Inception Date
Class I Shares – Return Before Taxes	(23.69)%	1.56%	4.71%	5/31/11
Class I Shares – Return After Taxes on Distributions*	(23.91)%	0.64%	3.76%	5/31/11
Class I Shares- Return After Taxes on Distributions and Sale of Fund Shares*	(13.41)%	1.23%	3.69%	5/31/11
Class A Shares – Return Before Taxes	(28.34)%	0.12%	3.64%	6/30/14**
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)	(17.89)%	3.06%	4.88%	5/31/11

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I shares.
**	Class I started on May 31, 2011. Class A started on June 30, 2014. The performance figures for Class A include the performance for Class I for the periods prior to the start date of Class A, adjusted for the difference in Class A and Class I expenses. Class A imposes higher expenses than Class I.

Comparison of Shareholder Fees and Annual Fund Operating Expenses

The following tables describe the expenses that you may pay if you buy and hold shares of an Existing Fund compared to the corresponding New Fund. These fees and expenses are based on expenses incurred by the Existing Fund during its most recently completed fiscal year.

The Existing All Cap Fund and the Existing Small Cap Value Fund offer one share class sold at net asset value: Class I shares. The Existing Emerging Markets Fund and the Existing International Small Cap Fund offer two classes of shares sold at net asset value: Class A and Class I shares. The New Funds offer two class of shares sold at net asset value: Retail Class and Institutional Class, however, Retail Class shares for the New All Cap Fund and New Small Cap Value Fund are not participating in the respective Reorganizations.

All Cap Fund:

Shareholder Fees (fees paid directly from your investment)

	Existing All Cap Fund	New All Cap Fund Institutional Class Shares
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	None	None
Wire fee	$20	None
Overnight check delivery fee	$25	None
Retirement account fees (annual maintenance fee)	$15	None

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Existing All Cap Fund	New All Cap Fund Institutional Class Shares
Management Fees	0.73%	0.73%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.45%	0.31%
Shareholder service fee	0.09%	0.10%
All Other Expenses	0.36%	0.21%
Total Annual Fund Operating Expenses	1.18%	1.04%
Fees Waived and/or Expenses Reimbursed[2]	(0.20%)	(0.20)%[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.98%	0.84%[3]

1.	The Existing All Cap Fund’s total annual fund operating expenses and net operating expenses after waiving fees and/or reimbursing expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table due to changes in the management fees and contractual expense limitation effective November 1, 2017.

2.	The Existing All Cap Fund’s Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.98% of the average daily net assets of the Fund. This agreement is in effect until October 31, 2019, and it may be terminated before that date only by the IMST Board of Trustees. The Fund’s Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

3.	From the date of the Reorganization until at least September 30, 2021, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses) for the New All Cap Fund Institutional Class shares, so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.84% for such period. This agreement may not be terminated or modified by the Adviser prior to September 30, 2021, without the approval of the SBHT Board of Trustees (the “SBHT Board”). The Fund’s Adviser is not permitted to seek reimbursement from the Fund.

Small Cap Value Fund:

Shareholder Fees (fees paid directly from your investment)

	Existing Small Cap Value Fund	New Small Cap Value Fund Institutional Class Shares
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	None	None
Wire fee	$20	None
Overnight check delivery fee	$25	None
Retirement account fees (annual maintenance fee)	$15	None

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Existing Small Cap Value Fund	New Small Cap Value Fund (pro forma) Institutional Class Shares
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.44%	0.26%
Shareholder service fee	0.08%	0.10%
All Other Expenses	0.36%	0.16%
Total Annual Fund Operating Expenses	1.24%	1.06%
Fees Waived and/or Expenses Reimbursed[2]	(0.25%)	(0.07)%[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.99%[3]

1.	The Existing Small Cap Value Fund’s total annual fund operating expenses and net operating expenses after waiving fees and/or reimbursing expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table due to changes in the management fees and contractual expense limitation effective November 1, 2017.

2.

The Existing Small Cap Value Fund’s adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.99% of the average daily net assets of the Fund. This agreement is in effect until October 31, 2019, and it may be terminated before that date only by the IMST Board of Trustees. The Fund’s Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

3.	From the date of the Reorganization until at least September 30, 2021, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses) for the New Small Cap Value Fund Institutional Class shares, so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99% for such period. This agreement may not be terminated or modified by the Adviser prior to September 30, 2021, without the approval of the SBHT Board. The Fund’s Adviser is not permitted to seek reimbursement from the Fund.

Emerging Markets Fund:

Shareholder Fees (fees paid directly from your investment)

	Existing Emerging Markets Fund Class A Shares	New Emerging Markets Fund (pro forma) Retail Class Shares	Existing Emerging Markets Fund Class I Shares	New Emerging Markets (pro forma) Fund Institutional Class Shares
Maximum sales charge (load) imposed on purchases	5.75%	None	None	None
Maximum deferred sales charge (load)	1.00%[1]	None	None	None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	None	None	None	None
Wire fee	$20	None	$20	None
Overnight check delivery fee	$25	None	$25	None
Retirement account fees (annual maintenance fee)	$15	None	$15	None
Annual Account Maintenance Fee (for Retail Class accounts under $750)	None	$12	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Existing Emerging Markets Fund Class A Shares	New Emerging Markets Fund (pro forma) Retail Class Shares	Existing Emerging Markets Fund Institutional Class Shares	New Emerging Markets Fund (pro forma) Institutional Class Shares
Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	1.34%	1.28%	1.34%	1.13%
Shareholder service fee	None	0.25%	None	0.10%
All Other Expenses	1.34%	1.03%	1.34%	1.03%
Total Annual Fund Operating Expenses	2.49%	2.18%	2.24%	2.03%
Fees Waived and/or Expenses Reimbursed[2]	(1.01%)	(0.80)%[3]	(1.01%)	(0.80%)[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.48%	1.38%[3]	1.23%	1.23%[3]

1.	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

2.	The Existing Emerging Markets Fund’s adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Existing Emerging Markets Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.48% and 1.23% of the average daily net assets of the Existing Emerging Markets Fund’s Class A and Class I shares, respectively. This agreement is in effect until February 29, 2020, and it may be terminated before that date only by the IMST Board of Trustees. The Existing Emerging Markets Fund’s adviser is permitted to seek reimbursement from the Existing Emerging Markets Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Existing Emerging Markets Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

3.	From the date of the Reorganization until at least September 30, 2021, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses) for the New Emerging Markets Fund, so that the ratio of expenses of average net assets as reported in the New Emerging Markets Fund’s Financial Highlights will be no more than 1.38% and 1.23% for the New Emerging Markets Fund Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to September 30, 2021, without the approval of the SBHT Board. The Fund’s Adviser is not permitted to seek reimbursement from the Fund.

International Small Cap:

Shareholder Fees (fees paid directly from your investment)

	Existing International Small Cap Fund Class A Shares	New International Small Cap Fund (pro forma) Retail Class Shares	Existing International Small Cap Fund Class I Shares	New International Small Cap Fund (pro forma) Institutional Class Shares
Maximum sales charge (load) imposed on purchases	5.75%	None	None	None
Maximum deferred sales charge (load)	1.00%[1]	None	None	None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	None	None	None	None
Wire fee	$20	None	$20	None
Overnight check delivery fee	$25	None	$25	None
Retirement account fees (annual maintenance fee)	$15	None	$15	None
Annual Account Maintenance Fee (for Retail Class accounts under $750)	None	$12	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Existing International Small Cap Fund Class A Shares	New International Small Cap Fund (pro forma) Retail Class Shares	Existing International Small Cap Fund Institutional Class Shares	New International Small Cap Fund (pro forma) Institutional Class Shares
Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	0.29%	0.42%	0.29%	0.27%
Shareholder service fee	None	0.25%	None	0.10%
All Other Expenses	0.29%	0.17%	0.29%	0.17%
Total Annual Fund Operating Expenses	1.44%	1.32%	1.19%	1.17%
Fees Waived and/or Expenses Reimbursed[2]	(0.16%)	(0.14)%[3]	(0.16%)	(0.14%)[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.28%	1.18%[3]	1.03%	1.03%[3]

1.	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

2.	The Existing International Small Cap Fund’s adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Existing International Small Cap Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.28% and 1.03% of the average daily net assets of the Existing International Small Cap Fund’s Class A and Class I shares, respectively. This agreement is in effect until February 29, 2020, and it may be terminated before that date only by the IMST Board. The Existing International Small Cap Fund’s adviser is permitted to seek reimbursement from the Existing International Small Cap Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Existing International Small Cap Fund if the reimbursement will not cause the Existing International Small Cap Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

3.	From the date of the Reorganization until at least September 30, 2021, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses) for the New International Small Cap Fund, so that the ratio of expenses of average net assets as reported in the New International Small Cap Fund’s Financial Highlights will be no more than 1.18% and 1.03% for the New International Small Cap Fund Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to September 30, 2021, without the approval of the SBHT Board. The Fund’s Adviser is not permitted to seek reimbursement from the Fund.

Fee Table Examples

The Examples below are intended to help you compare the costs of investing in each Existing Fund and the corresponding New Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to each New Fund, the Examples assume that the Reorganization has been completed. The Examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same (taking into account the expense cap in year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

All Cap Fund:

	1 year	3 years	5 years	10 years
Existing All Cap Fund	$100	$355	$630	$1,414
New All Cap Fund (Institutional Class) (Pro Forma)	$86	$290	$533	$1,232

Small Cap Value Fund:

	1 year	3 years	5 years	10 years
Existing Small Cap Value Fund	$101	$369	$657	$1,478
New Small Cap Value Fund (Institutional Class) (Pro Forma)	$101	$323	$571	$1,280

Emerging Markets Fund:

	1 year	3 years	5 years	10 years
Existing Emerging Markets Fund (Class A)	$717	$1,215	$1,739	$3,167
New Emerging Markets Fund (Retail Class) (Pro Forma)	$140	$521	$1,012	$2,367

	1 year	3 years	5 years	10 years
Existing Emerging Markets Fund (Class I)	$125	$603	$1,108	$2,496
New Emerging Markets Fund (Institutional Class) (Pro Forma)	$125	$475	$935	$2,210

International Small Cap:

	1 year	3 years	5 years	10 years
Existing International Small Cap Fund (Class A)	$698	$990	$1,302	$2,187
New International Small Cap Fund (Retail Class) (Pro Forma)	$120	$390	$695	$1,563

	1 year	3 years	5 years	10 years
Existing International Small Cap Fund (Class I)	$105	$362	$639	$1,429
New International Small Cap Fund (Institutional Class) (Pro Forma)	$105	$343	$615	$1,393

Portfolio Turnover

Each Existing Fund pays, and each New Fund will pay upon the completion of the Reorganization, transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Fee Table Examples above, affect the Fund’s performance.

During the most recent fiscal year ended June 30, 2018 for the All Cap Fund and the Small Cap Value Fund and for the most recent fiscal year ended October 31, 2018 for the Emerging Markets Fund and the International Small Cap Fund, the portfolio turnover for the Existing Funds was:

Fund	Portfolio Turnover Rate
Existing All Cap Fund	37% of the average daily value of the Fund’s portfolio
Existing Small Cap Value Fund	59% of the average daily value of the Fund’s portfolio
Existing Emerging Markets Fund	99% of the average daily value of the Fund’s portfolio
Existing International Small Cap Fund	111% of the average daily value of the Fund’s portfolio

Comparison of Expense Limitations

Existing Funds’ Expense Limitation Agreements.

The Adviser has contractually agreed to waive its fees and/or pay for operating expenses of each of the Existing All Cap Fund and the Existing Small Cap Value Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.98% and 0.99% of the average daily net assets of each of the Existing All Cap Fund and the Existing Small Cap Value Fund, respectively. Each of these agreements is in effect until October 31, 2019, and may be terminated before that date only by the IMST Board. The Adviser is permitted to seek reimbursement from each of the Existing All Cap Fund and the Existing Small Cap Value Fund, subject to certain limitations, of fees waived or payments made to each of the Existing All Cap Fund and the Existing Small Cap Value Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from each of the Existing All Cap Fund and the Existing Small Cap Value Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

The Adviser has contractually agreed to waive its fees and/or pay for operating expenses of each of the Existing Emerging Markets Fund and the Existing International Small Cap Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the limits as listed below of the average daily net assets of the respective class:

Fund	Share Class	Expense Limit
Existing Emerging Markets Fund	Class A	1.48%
Existing Emerging Markets Fund	Class I	1.23%
Existing International Small Cap Fund	Class A	1.28%
Existing International Small Cap Fund	Class I	1.03%

Each of these agreements is in effect until February 29, 2020, and may be terminated before that date only by the IMST Board. The Adviser is permitted to seek reimbursement from each of the Existing Emerging Markets Fund and the Existing International Small Cap Fund, subject to certain limitations, of fees waived or payments made to each of the Existing Emerging Markets Fund and the Existing International Small Cap Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from each of the Existing Emerging Markets Fund and the Existing International Small Cap Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

New Funds’ Expense Limitation Agreements.

In connection with the Reorganization, the New Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses) pursuant to an Expense Limitation Agreement for Each of the New Funds.

From the date of the Reorganization until at least September 30, 2021, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses) for the New All Cap Fund’s Institutional Class, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.84% for such period. This agreement may not be terminated or modified by the Adviser prior to September 30, 2021, without approval of the SBHT Board.

From the date of the Reorganization until at least September 30, 2021, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses) for the New Small Cap Value Fund’s Institutional Class, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99% for such period. This agreement may not be terminated or modified by the Adviser prior to September 30, 2021, without approval of the SBHT Board.

From the date of the Reorganization until at least September 30, 2021, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses) for the New Emerging Markets Fund’s Retail Class and Institutional Class, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.38% and 1.23% respectively for such period. This agreement may not be terminated or modified by the Adviser prior to September 30, 2021, without approval of the SBHT Board.

From the date of the Reorganization until at least September 30, 2021, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses) for the New International Small Cap Fund’s Retail Class and Institutional Class, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.18% and 1.03% respectively for such period. This agreement may not be terminated or modified by the Adviser prior to September 30, 2021, without approval of the SBHT Board.

Additional Information about the Existing Funds and the New Funds

Additional Information about Shareholder Servicing Plans

The SBHT Board has adopted, on behalf of each New Fund, and the IMST Board has adopted, on behalf of the Existing Segall Bryant & Hamill All Cap Fund and Existing Segall Bryant & Hamill Small Cap Value Fund, a Shareholder Service Plan under which the Adviser will provide, or arrange for others (such as banks, trust companies, broker-dealers and other financial intermediaries (each, a “Service Organization”)) to provide, certain specified non-distribution shareholder servicing functions for Fund shares owned by its respective customers, including but not limited to (a) establishing and maintaining accounts and records relating to customers who invest in the Funds; (b) aggregating and processing orders involving Fund shares; (c) processing dividend and other distribution payments from the Funds on behalf of customers; (d) preparing tax reports or forms on behalf of customers; (e) forwarding communications from the Funds; (f) providing sub-accounting with respect to Fund shares; (g) providing customers with a service that invests the assets of their accounts in Fund shares pursuant to specific or pre-authorized instructions; and (h) providing such other similar services as the Adviser may reasonably request to the extent it or a Service Organization is permitted to do so under applicable statutes, rules or regulations. Each New Fund will pay the Adviser or Service Organizations, as applicable, at an annual rate of up to 0.25% and 0.10% of the New Fund’s average daily net assets of the Fund’s Retail and Institutional Class shares, respectively, payable monthly. Each of the Existing All Cap Fund and Existing Small Cap Value Fund pays the Adviser or Service Organizations, as applicable, at an annual rate of up to 0.10% of the Existing Fund’s average daily net assets, respectively, payable monthly. The amount paid by a Fund to any Service Organization may be expressed in terms of a dollar amount per shareholder account in the Fund held by clients of the Service Organization agent, and/or in terms of percentage of the net assets of such accounts.

Comparison of Investment Limitations

This section will help you contrast the fundamental and non-fundamental investment policies and restrictions of each Existing Fund and the corresponding New Fund.

Fundamental Investment Limitations

Listed below are the fundamental investment limitations of the Existing Funds and the New Funds. Except as otherwise provided below, the fundamental investment limitations for the Funds are generally similar. These limitations cannot be changed without the consent of the holders of a majority of each Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

Taken as a whole, the Existing Funds and New Funds have similar investment restrictions, except for the following material differences. Each Existing Fund has adopted a fundamental policy with respect to its classification as a “diversified” investment company. Although each New Fund does not have a corresponding stated investment restriction, each New Fund is also classified as a diversified investment company for purposes of the 1940 Act and any change in this classification would require the consent of the holders of a majority of the applicable New Fund’s outstanding shares, similar to a “fundamental” investment restriction. In addition, each New Fund has adopted a non-fundamental investment restriction with respect to borrowing money, issuing senior securities, and mortgaging, pledging or hypothecating assets. This non-fundamental investment restriction is in addition to each New Fund’s fundamental investment restriction with respect to borrowing money and issuing senior securities. The Existing Funds have not adopted a similar non-fundamental investment restriction, although the Existing Funds have adopted a fundamental investment restriction with respect to borrowing money, issuing senior securities and pledging assets. Finally, each Existing Fund has a non-fundamental investment restriction limiting its investments in illiquid securities. Although the New Funds do not have a corresponding stated investment restriction, each New Fund’s policy is to limit its investments in illiquid securities to the same extent as the Existing Fund, as required under the 1940 Act.

As a matter of fundamental policy, the Existing Funds and the New Funds may not:

Investment Limitation	Existing Funds	New Funds
1.

Existing All Cap Fund and Existing Small Cap Value Fund:

Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its net assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in short sales and in investing in reverse repurchase agreements.

Existing Emerging Markets Fund and Existing International Small Cap Fund:

Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its net assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales or in investing in financial futures and reverse repurchase agreements.

Borrow money or issue senior securities, except to the fullest extent permitted by the 1940 Act, the rules and regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations, or orders may be amended from time to time.

2.	All Existing Funds: Act as underwriter, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio	Act as an underwriter of another company’s securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”) in connection with the purchase and sale of securities owned by the Fund.
3.

Existing All Cap Fund and Existing Small Cap Value Fund:

With respect to 75% of the Fund’s total assets, purchase the securities of any issuer if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Existing Emerging Markets Fund and Existing International Small Cap Fund:

With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Although the New Funds do not have a corresponding stated investment restriction, each New Fund is classified as a diversified investment company for purposes of the 1940 Act. Any change in this classification would require the consent of the holders of a majority of the applicable New Fund’s outstanding shares.
4.

Existing All Cap Fund and Existing Small Cap Value Fund:

Invest 25% or more of its total assets, calculated at the time of purchase, in any one industry or related group of industries.

Existing Emerging Markets Fund and Existing International Small Cap Fund:

Invest 25% or more of its total assets, calculated at the time of purchase, in any one industry or related group of industries (other than securities issued by the U.S. government, its agencies or instrumentalities).

Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations or orders may be amended from time to time.
5.

All Existing Funds:

Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as real estate investment trusts (“REITs”);

Purchase or sell real estate, except to the fullest extent permitted by the 1940 Act, the rules and regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations, or orders may be amended from time to time. The Fund may also purchase and sell securities of issuers that deal in real estate and may purchase and sell securities that are secured by interests in real estate.

6.

Existing All Cap Fund and Existing Small Cap Value Fund:

Make loans of money, except (a) by engaging in repurchase agreements or, (b) through the loan of portfolio securities in an amount up to 33 1/3% of the Fund’s net assets.

Existing Emerging Markets Fund and Existing International Small Cap Fund:

Make loans of money, except (a) for purchases of debt securities consistent with the investment policies of the Fund, (b) by engaging in repurchase agreements or, (c) through the loan of portfolio securities in an amount up to 33 1/3% of the Fund’s net assets.

Make loans, except to the fullest extent permitted by the 1940 Act, the rules and regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations and orders may be amended from time to time.
7.

Existing All Cap Fund and Existing Small Cap Value Fund:

Purchase or sell commodities or commodity futures contracts (although the Fund may invest in companies involved in the production, extraction, or processing of agricultural, energy, base metals, precious metals, and other commodity-related products).

Existing Emerging Markets Fund and Existing International Small Cap Fund:

Purchase or sell commodities or commodity futures contracts (although the Fund may invest in financial futures and in companies involved in the production, extraction, or processing of agricultural, energy, base metals, precious metals, and other commodity-related products).

Purchase or sell commodities, commodities contracts, futures contracts, options or forward contracts, except to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, and any applicable exemptive relief, as such statute, rules, regulations or orders may be amended from time to time.

The following investment limitations are non-fundamental investment limitations of the Existing Fund and the New Fund. Non-fundamental limitations may be changed at any time by the Fund’s Board of Trustees without the approval of shareholders. In addition, each Fund’s investment objective is not fundamental and may be changed by the Fund’s Board of Trustees without shareholder approval, upon at least 60 days’ prior written notice to shareholders.

Non-Fundamental Investment Limitation	Existing Funds	New Funds
	A Fund may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable, repurchase agreements with more than seven days to maturity, and securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities.	Although the New Funds do not have a corresponding stated investment restriction, each New Fund’s policy is to limit its investments in illiquid securities to the same extent as the corresponding Existing Fund, as required under the 1940 Act.
	The Existing Funds do not have a corresponding non-fundamental investment restriction. Please see fundamental policy #1 above for a description of the Existing Funds policy regarding issuing senior securities, borrowing money, and pledging assets.	Each of the Funds may not borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund’s total assets at the time of such borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) in excess of 10% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund’s investment practices described in this SAI or the Prospectus are not deemed to be pledged for purposes of this limitation.

Forms of Organization

Each Existing Fund is classified as a diversified series of IMST, an open-end management investment company organized as a Delaware statutory trust. Each New Fund is classified as a diversified series of SBHT, an open-end management investment company organized as a Massachusetts business trust. There is no significant difference between the governing documents for each of IMST and SBHT.

Both IMST and SBHT are governed by an agreement and declaration of trust and by-laws (or analogous documents). The material differences between the two trusts as they relate to the governance of the Funds include the fact that each is overseen by a different Board and will have different officers, including a new President, Secretary, Assistant Secretary, Treasurer, Assistant Treasurer and Chief Compliance Officer. More discussion regarding certain differences between Delaware statutory trusts and Massachusetts business trusts in general appears below under “Description of the Securities to be Issued; Rights of Shareholders” in the Proxy Statement.

Comparison of Distribution, Purchase & Redemption Procedures

Distribution. IMST Distributors, LLC, Three Canal Plaza, Suite 100, Portland Maine 04101, serves as distributor to the Existing Funds. Ultimus Fund Distributors, LLC., 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the New Funds’ exclusive agent for the distribution of the New Funds’ shares. Ultimus Fund Distributors, LLC, Inc. may sell the New Funds’ shares to or through qualified securities dealers or others.

Minimum Initial and Subsequent Investment Amounts. The New Funds will offer either the same or lower investment minimums and subsequent investment minimums as the Existing Funds. For all Funds, these minimums are:

Existing All Cap Fund and Existing Small Cap Value Fund and Existing Emerging Markets Fund and Existing International Small Cap Fund Investment Minimums – Class A Shares	To Open an Account	To Add To An Account
Direct Regular Accounts	$2,500	$500
Direct Retirement Accounts	$2,500	$500
Automatic Investment Plan	$2,500	$100
Gift Account for Minors	$2,500	$500

Existing Emerging Markets Fund and Existing International Small Cap Fund Investment Minimums – Class I Shares	To Open an Account	To Add To An Account
All Accounts	$250,000	$1,000

New Funds Investment Minimums	Retail Class	Institutional Class
To open a new regular account	$2,500	$250,000
To open a new retirement, education or UGMA/UTMA account	$1,000	$250,000
To open an Automatic Investment Plan Account	$1,000	$250,000
Automatic Investments	$25 per month per fund	---
To add to any type of account	$25	---

Please see each Existing Fund’s prospectus, incorporated by reference into this Proxy Statement, for additional information about minimum initial and subsequent investment amounts for the Existing Funds.

Purchases. Shares for both the Existing Funds and the New Funds may be purchased by mail, by phone, by wire, or from your dealer, financial adviser or other financial intermediary. Please see each Existing Fund’s prospectus, incorporated by reference into this Proxy Statement, for additional information about purchasing of shares of the Existing Funds. Please see Appendix C for additional information about purchasing shares of the New Funds.

Redemptions. The Existing Fund and the New Fund both allow for redemption payments in the form of check or federal wire transfer. For both the Existing Fund and the New Fund, redemption requests may be made by mail or telephone. Please see the Existing Fund’s prospectus, incorporated by reference into this Proxy Statement, for additional information about redeeming Existing Fund shares. Please see Appendix C for additional information about redeeming shares of the New Fund.

Capitalization

The following table sets forth, as of May 1, 2019, the capitalization of each Existing Fund and the hypothetical unaudited pro forma capitalization of each New Fund assuming the proposed Reorganization had taken place as of that date. While the New Funds will not have any assets until after the Reorganization is complete, the table reflects the amount it would have if the Reorganization was completed as of May 1, 2019.

Fund Name and Class	Net Assets	Net Asset per Share	New Fund*	New Fund Pro Forma Combined
Segall Bryant & Hamill All Cap Fund Institutional Class	6,421,072.164	$15.47	---	$99,333,986.38
Segall Bryant & Hamill Small Cap Value Fund Institutional Class	11,123,022.225	$12.66	---	$140,817,461.37
Segall Bryant & Hamill Emerging Markets Retail Class	289,906.322	$8.42	---	$2,441,011.23
Segall Bryant & Hamill Emerging Markets Institutional Class	3,828,850.580	$8.45	---	$32,353,787.40
Segall Bryant & Hamill International Small Cap Fund Retail Class	1,904,274.344	$11.42	---	$21,746,813.01
Segall Bryant & Hamill International Small Cap Fund Institutional Class	24,118,847.932	$11.43	---	$275,678,431.86

*       Prior to the proposed Reorganizations, each New Fund is not expected to have any assets.

* * * * * * * * * * * * *

The preceding is only a summary of certain information contained in this Proxy Statement relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement, the New Funds’ Prospectus and Statement of Additional Information, and each Reorganization Plan. Shareholders should read this entire Proxy Statement carefully.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization.

Board Considerations.

At a meeting of the IMST Board held on March 13, 2019, the IMST Board reviewed information regarding the Reorganization of each Existing Fund, noting that the Adviser recommended that the Trustees of the IMST Board approve each Reorganization. In particular, the IMST Board noted that the Adviser views a transition of the Existing Funds to a separate branded family of funds exclusively containing funds managed by the Adviser will result in additional support for marketing and distribution of the New Funds, thereby resulting in the potential for increased assets and decreased operating expenses over the long term. At the meeting, the IMST Board reviewed detailed information regarding each proposed Reorganization from the point of view of the interests of the applicable Existing Fund and its shareholders. After the meeting, one of the IMST Trustees also participated in a conference call with one of the independent trustees of SBHT and the Chief Compliance Officer of IMST reviewed the compliance manual of SBHT.

In recommending each proposed Reorganization, the IMST Board (with the advice and assistance of independent counsel) also considered, among other things:

●	the terms of the Plan, including that each Reorganization is expected to constitute a reorganization within the meaning of Section 368(a) of the Code and each Existing Fund and its shareholders generally are not expected to recognize gain or loss for U.S. federal income tax purposes in the Reorganizations;
●	that the investment objective, principal investment strategies, and risks of each Existing Fund are the same as those of the corresponding New Fund, and the investment restrictions of each Existing Fund are similar to those of the corresponding New Fund;
●	that the portfolio managers who manage each Existing Fund will continue to provide the day-to-day management of the corresponding New Fund;
●	the Adviser’s commitment to compliance and risk management;
●	that the advisory fees to be paid to the Adviser by each New Fund under the New Fund’s investment advisory agreement would be the same as those paid to the Adviser under the corresponding Existing Fund’s investment advisory agreement;
●	that the gross expenses of each New Fund are expected to be lower than the gross expenses of the corresponding Existing Fund;
●	that the Adviser has contractually agreed to maintain an expense limitation arrangement for each New Fund with an expense cap that is the same or lower than the expense cap currently in place for the corresponding Existing Fund for a period of at least two years from the closing date of the corresponding Reorganization;
●	that no Reorganization would result in the dilution of shareholders’ interests;

●	that the Adviser, and not the Existing Funds, will bear the costs of each proposed Reorganization;
●	the types of services expected to be provided to each New Fund by the Adviser and the other service providers retained by SBHT;
●	that each proposed Reorganization will be submitted to the shareholders of the Existing Fund for their approval;
●	that each Reorganization would allow Existing Fund shareholders who wish to continue to invest in a mutual fund managed in substantially the same manner as the applicable Existing Fund to do so;
●	that shareholders of an Existing Fund who do not wish to become shareholders of the corresponding New Fund may redeem their Existing Fund shares before the Reorganization;
●	that liquidation of an Existing Fund would generally be a taxable event in which shareholders would recognize gain or loss on their investments for tax purposes; and
●	that the Adviser is subject to certain potential conflicts of interests in recommending the Reorganization; in this respect, the IMST Board noted that the Adviser also serves as the co-administrator of SBHT and receives fees for serving in this capacity.

After careful consideration of these and other factors it deemed appropriate, and after review of the Reorganization Plan and the Proxy Statement after the meeting, the IMST Board (including all trustees who are not “interested persons” of the Existing Funds, the Adviser or their affiliates) determined that the Reorganization of each Existing Fund as proposed by the Adviser would be in the best interests of each Existing Fund and would not dilute the interests of each Existing Fund’s shareholders. The IMST Board (including all trustees who are not “interested persons” of the Existing Funds, the Adviser or their affiliates) unanimously approved the Plan and recommended that the shareholders of each Existing Fund vote in favor of the Reorganization of the Existing Fund by approving the Plan.

Reorganization Plan. Each Reorganization Plan sets forth the terms by which each Existing Fund will be reorganized into the corresponding New Fund. A form of each Reorganization Plan is attached as Appendix A and the description of the Reorganization Plans contained herein is qualified in its entirety by the attached Reorganization Plans. The following sections summarize the material terms of the Reorganization Plans and the federal income tax treatment of the Reorganization.

Each Reorganization Plan provides that upon the transfer of all of the assets and all of the liabilities of the applicable Existing Fund to the corresponding New Fund, such New Fund will issue to the Existing Fund that number of full and fractional Institutional Class and Retail Class shares (as applicable), having an aggregate net asset value equal in value to the aggregate net asset value of the applicable Existing Fund’s Institutional Class and Class A shares (as applicable), respectively, calculated as of the close of business (4:00 p.m. Eastern Time) on July 12, 2019 or such other date as is agreed to by the parties (the “Valuation Date”). Each Existing Fund will redeem each class of its shares in exchange for the corresponding class of Reorganization Shares received by it. The Existing Funds will distribute such shares to the shareholders of the applicable class of such Existing Fund in complete liquidation of the Existing Fund. Shareholders of each Existing Fund will receive Reorganization Shares based on their respective holdings in such Existing Fund as of the Valuation Date. Upon completion of the Reorganization, shareholders of each Existing Fund will own that number of full and fractional Institutional Class and/or Retail Class shares (as applicable) of the corresponding New Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s Institutional Class and/or Class A shares (as applicable), respectively, held in such Existing Fund as of the Valuation Date. Such shares will be held in an account with the corresponding New Fund identical in all material respects to the account currently maintained by the corresponding Existing Fund for such shareholder.

Until the Valuation Date, shareholders of each Existing Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the applicable Existing Fund’s transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the Valuation Date will be treated as requests received for the redemption or purchase of shares of the corresponding New Fund received from the shareholder in connection with the Reorganization. Shareholders of the Existing Funds may wish to consult their tax advisers as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares for shares of the respective New Fund in the Reorganization. After the Reorganization, all of the issued and outstanding shares of the Existing Funds will be canceled on the books of the Existing Funds and the transfer agent’s books of the Existing Funds will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel of the New Funds addressed to the Existing Funds and the New Funds with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Plans. Assuming satisfaction of the conditions in the Reorganization Plans, the Effective Time of the Reorganization will be immediately prior to the open of business (8:00 a.m. Eastern Time) on July 15, 2019, or on such later date as the parties may agree upon in accordance with the Reorganization Plans, and subject to the satisfaction of the requirements thereof. At this time, the parties expect that the Reorganizations will be completed no later than September 30, 2019..

No Reorganization Plan may be changed except by an agreement signed by each party to the agreement.

Costs and Expenses of the Reorganization. Each Reorganization Plan provides that all expenses related to the Reorganization will be paid by the Adviser.

Description of the New Funds’ Shares. Each New Fund’s shares issued to the shareholders of the corresponding Existing Fund pursuant to the applicable Reorganization Plan will be duly authorized, validly issued, and such shareholders will not have any obligation to make payments or contributions to SBHT or its creditors solely by reason of their ownership of the New Fund shares. Each New Fund’s shares will be sold and redeemed based upon the NAV of the New Fund next determined after receipt of the purchase or redemption request, as described in the New Fund’s Prospectus.

Federal Income Tax Consequences.

Note: Shareholders of the Existing Funds are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganization and the other transactions contemplated herein in light of their particular tax circumstances.

The New Funds and the Existing Funds will receive an opinion from the law firm of Davis Graham & Stubbs LLP, substantially to the effect that, based on certain facts, assumptions and representations and covenants made by the New Funds, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes with respect to the applicable Reorganization:

(a)	The transfer of all the Existing Fund’s assets to the New Fund in exchange solely for Reorganization Shares of the New Fund and the assumption by the New Fund of all the liabilities of the Existing Fund followed by the pro rata distribution, by class, by the Existing Fund of all the Reorganization Shares of the New Fund to the Existing Fund Shareholders in complete liquidation of the Existing Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and the New Fund and the Existing Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)	No gain or loss will be recognized by the New Fund upon the receipt of all the assets of the Existing Fund solely in exchange for the Reorganization Shares of the New Fund and the assumption by the New Fund of all the liabilities of the Existing Fund in the Reorganization.

(c)	No gain or loss will be recognized by the Existing Fund upon the transfer of all the Existing Fund’s assets to the New Fund solely in exchange for the Reorganization Shares of the New Fund and the assumption by the New Fund of all the liabilities of the Existing Fund or upon the distribution (whether actual or constructive) of the Reorganization Shares of the New Fund to the Existing Fund Shareholders solely in exchange for such shareholders’ shares of the Existing Fund in complete liquidation of the Existing Fund.

(d)	No gain or loss will be recognized by the Existing Fund Shareholders upon the exchange of their Existing Fund shares solely for Reorganization Shares of the New Fund in the Reorganization.

(e)	The aggregate basis of the Reorganization Shares of the New Fund received by each Existing Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Existing Fund shares exchanged therefor by such shareholder. The holding period of Reorganization Shares of the New Fund received by each Existing Fund Shareholder will include the period during which the Existing Fund shares exchanged therefor were held by such shareholder, provided such Existing Fund shares are held as capital assets at the time of the Reorganization.

(f)	The basis of the Existing Fund’s assets transferred to the New Fund will be the same as the basis of such assets to the Existing Fund immediately before the Reorganization. The holding period of the assets of the Existing Fund in the hands of the New Fund will include the period during which those assets were held by the Existing Fund.

(g)	The consummation of the Reorganization will not terminate the taxable year of the Existing Fund. The part of the taxable year of the Existing Fund before the Reorganization and part of the taxable year of the New Fund after the Reorganization will constitute a single taxable year of the New Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Existing Fund or the New Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code, (2) the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles upon the transfer of such asset regardless of whether such transfer would otherwise be a non recognition transaction, or (3) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as tax counsel may reasonably request of the Funds, and the Existing Fund and the New Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the New Fund nor the Existing Fund may waive the conditions requiring this opinion.

If any of the representations or covenants of the parties as described herein is inaccurate, the tax consequences of the transaction could differ materially from those summarized above. Furthermore, the description of the tax consequences set forth herein will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position. No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated. No ruling has been or will be requested from the IRS in connection with this transaction. No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein. Therefore, shareholders may find it advisable to consult their own tax adviser as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.

Capital Loss Carryforward

Neither the Exiting All Cap Fund nor the Existing Small Cap Value Fund had a capital loss carryforward as of the most recent fiscal year end of June 30, 2018. As of the most recent fiscal year end of October 31, 2018, the Existing Emerging Markets Fund did not have a capital loss carryforward and the Existing International Small Cap Fund had $7,946,624 of short term capital loss carryforward which has no expiration date.

Investment Adviser

Segall Bryant & Hamill, LLC, the Existing Funds’ adviser and a Delaware limited liability company, will be responsible for overseeing the management of the New Funds. As of December 31, 2018, Segall Bryant & Hamill, LLC had approximately $20.2 billion in client assets under management.

Investment Advisory Agreements.

Under the investment advisory agreement between IMST, on behalf of each Existing Fund, and the Adviser, the Adviser supervises the management of each Existing Fund’s investments. The investment advisory agreement between IMST and the Adviser describes the services the Adviser provides to the Existing Funds, which generally include reviewing, supervising, and administering the investment program of each Existing Fund. Under the terms of the investment advisory agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Adviser or IMST in connection with the performance of the investment advisory agreement, except a loss resulting from a breach of fiduciary duty by the Adviser with respect to the receipt of compensation for services, a loss resulting from willful misfeasance, bad faith or gross negligence on the Adviser’s part in the performance of its duties or from reckless disregard by the Adviser of its duties under the investment advisory agreement, or a loss which arises out of or is based upon or in connection with any material misstatement or omission of a material fact in information regarding the Adviser furnished in writing by the Adviser to IMST specifically for use in IMST’s registration statement. In addition, the investment advisory agreement will terminate automatically upon its assignment.

Under (i) the investment advisory agreement with SBHT, on behalf of the New All Cap Fund (the “New All Cap Fund Advisory Agreement”), (ii) the investment advisory agreement with SBHT, on behalf of the New Small Cap Value Fund (the “New Small Cap Value Fund Agreement”, (iii) the investment advisory agreement with SBHT on behalf of the New Emerging Markets Fund (the “New Emerging Markets Fund Agreement”, and (iv) the “New International Small Cap Fund” and together with the New All Cap Fund Agreement, New Small Cap Value Fund, and New Emerging Markets Fund, each an “New Advisory Agreement” and together, the “New Advisory Agreements”), the Adviser supervises the management of each New Fund’s investments. The investment advisory agreement between SBHT and the Adviser describes the services the Adviser provides to the New Funds, which generally include reviewing, supervising, and administering the investment program of each New Fund. Under the terms of the investment advisory agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Adviser or SBHT in connection with the performance of the investment advisory agreement, except a loss resulting from a breach of fiduciary duty by the Adviser with respect to the receipt of compensation for services, a loss resulting from willful misfeasance, bad faith or gross negligence on the Adviser’s part in the performance of its duties or from reckless disregard by the Adviser of its duties under the investment advisory agreement, or a loss which arises out of or is based upon or in connection with any material misstatement or omission of a material fact in information regarding the Adviser furnished in writing by the Adviser to SBHT specifically for use in SBHT’s registration statement. In addition, the investment advisory agreement will terminate automatically upon its assignment.

For its advisory services to the Existing Funds under its investment advisory agreement with IMST, the Adviser is entitled to receive an annual management fee equal to: (i) 0.73% of the Existing All Cap Fund’s daily net assets; (ii) 0.80% of the Existing Small Cap Value Fund’s daily net assets; (iii) 0.90% of the Existing Emerging Markets Fund’s daily net assets; and (iv) 0.90% of the Existing International Small Cap Fund’s daily net assets. For its advisory services to the New Funds under its investment advisory agreement with SBHT, the Adviser will receive the same management fees for each corresponding New Fund.

In addition, the Adviser also serves as the New Funds’ co-administrator and provides certain clerical, regulatory, reporting and monitoring services and generally assists in each New Fund’s operations. As co-administrator, the Adviser is responsible for handling the administrative requirements of the New Fund. As compensation for these duties, the Adviser receives a fee from each New Fund based on each New Fund’s relative proportion of SBHT’s net assets. The Adviser also assists in maintaining the New Funds’ office; furnishing the New Funds with clerical and certain other services required by the New Funds; compiling data for and preparing various notices; preparing annual and semi-annual shareholder reports to the SEC; preparing other reports that may be required by applicable securities, investments, tax or other laws and regulations of the United Sates; preparing filings with state securities commissions; coordinating federal and state tax returns for the New Funds; monitoring each New Fund’s expense accruals; monitoring compliance with each New Fund’s investment policies and limitations; and generally assisting in each New Fund’s operations. For these services the Adviser receives an annual fee of 0.01% of each New Fund’s average net assets.

A discussion regarding the basis for the IMST Board’s approval of the investment advisory agreement with respect to the Existing Emerging Markets Fund and the Existing International Small Cap Fund is available in the Funds’ annual report to shareholders dated as of October 31, 2018. A discussion regarding the basis for the IMST Board’s approval of the investment advisory agreement with respect to the Existing All Cap Fund and Existing Small Cap Value Fund is available in the Funds’ semi-annual report to shareholders dated as of December 31, 2018. A discussion regarding the factors considered by the SBHT Board in approving the investment advisory agreement between SBHT, on behalf of each New Fund, and the Adviser will be included in each New Fund’s first report to shareholders.

Fund Management.

On a day-to-day basis, the following individuals are jointly and primarily responsible for the management of the Existing Funds and will be responsible for the management of the New Funds:

Existing and New All Cap Fund:

Ralph M. Segall, CFA, Segall Bryant & Hamill, LLC	Ralph M. Segall, CFA, is responsible for the day-to-day management of the All Cap Fund. He has over 47 years of investment experience. Mr. Segall has served as Chief Investment Officer and Senior Portfolio Manager for the Adviser since he co-founded the firm in 1994. He earned a Bachelor of Science degree in Economics from Wharton School, University of Pennsylvania, and an M.B.A. from the University of Chicago. Mr. Segall is the chair of the Investment Committee of the Evanston Community Foundation, a member of the Finance Committee of the Jewish United Fund of Metropolitan Chicago, and a Trustee of Goucher College (Baltimore, MD) and member of the Investment Committee of its Endowment Fund.
Suresh Rajagopal, CFA, Segall Bryant & Hamill, LLC	Suresh Rajagopal, CFA, is a Senior Equity Research Analyst and Assistant Portfolio Manager. Mr. Rajagopal joined the Adviser in October 2007 and has been working in the financial industry since 1991. He specializes in healthcare and consumer staples related stocks. Prior to joining SBH, he was a co-manager on the Munder Healthcare Fund and a Senior Equity Research Analyst covering healthcare at Munder Capital Management. Mr. Rajagopal has a Chartered Financial Analyst designation. He holds a B.A. from Alma College and an M.B.A. from the University of Notre Dame.

Existing and New Small Cap Value Fund

Mark T. Dickherber, CFA, CPA, Segall Bryant & Hamill, LLC	Mark T. Dickherber, CFA, CPA, is responsible for the day-to-day management of the Small Cap Value Fund. He has over 21 years of investment experience. Mr. Dickherber has served as the lead manager of the firm’s Small Cap Value strategy and as a Senior Research Analyst for the Small Cap and Small/Mid Core equity strategy since he joined the Adviser in 2007. Prior to joining SBH, Mr. Dickherber was employed with Kennedy Capital Management from 1996 to 2007 in various roles ultimately as Director of Research and Research Analyst from 2005 to 2007. Mr. Dickherber graduated magna cum laude from the University of Missouri – St. Louis with a B.S. in Accounting. He served as Treasurer for the CFA Society of St. Louis from 2004 to 2006, and as a Director from 2006 to 2008.
Shaun P. Nicholson, Segall Bryant & Hamill, LLC	Mr. Nicholson has been a Portfolio Manager of the Small Cap Value Fund since 2013.

Existing and New Emerging Markets Fund and Existing and New International Small Cap Fund

Scott E. Decatur, Ph.D., Segall Bryant & Hamill, LLC	Scott E. Decatur, Ph.D. Prior to joining SBH as a Senior Portfolio Manager on June 30, 2015, Dr. Decatur was the Chief Investment Officer, Director of Quantitative Research and a Partner of Philadelphia International Advisers LP (“PIA”) from 2004 to June 2015. Prior to PIA, Dr. Decatur was a member of the Structured Products Group and served as Director of Quantitative Equity Research at Delaware Investments and as a Quantitative Investment Analyst, focusing on emerging markets, with Grantham, May, van Otterloo & Co.
Nicholas C. Fedako, CFA, Segall Bryant & Hamill, LLC	Nicholas C. Fedako, CFA. Prior to joining SBH as an Associate Portfolio Manager on June 30, 2015, Mr. Fedako was a Quantitative Analyst and a Partner of PIA from 2000 to June 2015.

ADDITIONAL INFORMATION ABOUT THE NEW FUNDS

Below is a description of additional information with respect to the New Funds and investments in the New Funds. The terms “Fund” or “Funds” as used below refer to a “New Fund” or the “New Funds,” as applicable. For similar information with respect to the Existing Funds, please see each Existing Fund’s prospectus, incorporated by reference into this Proxy Statement.

PURCHASING SHARES

You may purchase additional Fund shares through any of the options below or in person at:

Segall Bryant & Hamill Funds

225 Pictoria Drive, Suite 450

Cincinnati, OH

In addition, if you are an existing shareholder, you may open a new account with identical registration and account options in another Fund by any of these methods.

By Mail

Opening a New Account

Mail a completed Account Application with your check to:

Segall Bryant & Hamill Funds

P.O. Box 46707

Cincinnati, OH 45246-07073

By Express, Certified, or Registered Mail to

Segall Bryant & Hamill Funds

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Adding to Your Existing Account

Complete the tear-off investment slip from your last statement and mail with your check to the appropriate address. Or, send your check and a written request following the instructions described in the section “How to Invest and Obtain Information” of the Proxy Statement to the appropriate address.

By Telephone*	If you are an existing shareholder, you may purchase additional Fund shares by telephone. Call (800) 392-2673 to speak with an Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time.
By Online Access*	If you are an existing shareholder, you may purchase additional shares online. Access the Segall Bryant & Hamill Transaction Center at www.sbhfunds.com 24 hours a day, seven days a week.
By Automatic Investment Plan

Complete the Automatic Investment Plan Section on your Account Application to have money automatically withdrawn from your bank account monthly, quarterly or annually.

The minimum automatic investment for Retail Class shares is $25 per month per Fund.

To add this option to your account, please call (800) 392-2673 or access www.sbhfunds.com for the appropriate form.

By Wire

You may purchase Fund shares by wire transfer from your bank account to your Fund account.

To place a purchase by wire, please call (800) 392-2673 to speak with a Segall Bryant & Hamill Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time.

*	For more information about telephone and online transactions, please see the section “Additional Information on Telephone and Online Service” in the Proxy Statement.

HOW TO INVEST AND OBTAIN INFORMATION

Important notes on purchasing shares:

●	When you purchase shares, your request will be processed at the net asset value calculated after your order is received in good order and with clear instructions as to the Fund, account number, and amount.
●	Please make your check payable to Segall Bryant & Hamill Funds in U.S. dollars drawn on a U.S. bank account.
●	Cash, credit card checks, traveler’s checks, money orders, instant loan checks, third-party checks, checks drawn on foreign banks, cashier’s checks, or checks with inconsistencies between the name on the bank account and fund account registration will not be accepted for purchases.
●	If you are purchasing shares in a retirement account(4) please indicate whether the purchase is a rollover, a current year or a prior-year contribution.
●	After receipt of your order by wire, telephone, or online, your bank account will be debited the next business day for wire transfers and the second business day for electronic fund transfers.
●	If a check does not clear your bank, Segall Bryant & Hamill Funds reserves the right to cancel the purchase.
●	If Segall Bryant & Hamill Funds is unable to debit your predesignated bank account for purchases, Segall Bryant & Hamill Funds may make additional attempts or cancel the purchase.
●	Segall Bryant & Hamill Funds reserves the right to reject any order.
●	If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. Segall Bryant & Hamill Funds (or its agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Funds.
●	A transfer of shares between classes of the same Fund generally is not considered a taxable transaction, although it may give rise to tax reporting requirements for certain significant shareholders.

Investment Minimums	Retail Class(1)	Institutional Class(2),(3)
To open a new regular account	$2,500	$250,000
To open a new retirement, education(4) or UGMA/UTMA account	$1,000	$250,000
To open an Automatic Investment Plan account	$1,000	$250,000
Automatic Investments	$25 per month per Fund	–
To add to any type of account	$25	–

The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part, including the right to waive the Institutional Class minimums if, in the Adviser’s sole opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum.

(1)	Existing accounts and automatic investment plans established before October 1, 2000, are entitled to reduced investment minimums: $1,000 for existing regular accounts; $250 for existing retirement or UGMA/UTMA accounts.

(2)	The minimum investment in the Institutional Class shares is $250,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts with common ownership within a Fund. Common ownership includes individual and joint accounts as well as accounts where an investor has beneficial ownership through acting as a custodian for a minor account or as a beneficiary to a trust account. Please see the section “Accounts Opened Through a Service Organization” in the Proxy Statement for more information regarding investment minimums on Accounts opened through a Service Organization.

(3)	The following persons may purchase Institutional Class shares of the Funds without meeting the investment minimum requirements for the Institutional Class shares:

Investors who established accounts prior to July 15, 2019, in Institutional Class shares with the Fund’s distributor who have continuously maintained an account in Institutional Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Institutional Class grandfathered investors.”

Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Institutional Class shares prior to July 15, 2019, that has continuously maintained such agreement. These intermediaries are referred to as “Institutional Class grandfathered intermediaries”.

(4)	A description of the retirement and education accounts available for investment in the Segall Bryant & Hamill Funds may be found in the Statement of Additional Information (“SAI”) for the Funds. Please see the back cover of the prospectus for the telephone number, mailing address, and website address where you can request a free copy of the SAI.

EXCHANGING SHARES

You may (i) exchange your Fund shares for shares of other Funds or (ii) exchange shares between classes of the same Fund, through any of the options below. You may also place an exchange in person at:

Segall Bryant & Hamill Funds

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

In addition, if you are an existing shareholder, you may exchange into a new account copying your existing account registration and options by any of these methods.

By Mail	Send a written request following the instructions on in the section “Exchanging Shares” of the Proxy Statement and mail to the appropriate address.

By Telephone*	Call (800) 392-2673 to speak with an Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time.
By Online Access*	Access the Segall Bryant & Hamill Transaction Center located at www.sbhfunds.com 24 hours a day, seven days a week.
Automatically	Call (800) 392-2673 to receive instructions for automatically exchanging shares between funds on a monthly, quarterly or annual basis (“Systematic Exchange Agreement”).

*	For more information about telephone and online transactions, please see “Additional Information on Telephone and Online Service” of the Proxy Statement.

Important notes on exchanging shares:

●	Exchanges must meet the minimum investment requirements described in the section “Purchase and Sale of Fund Shares” of the Proxy Statement.
●	Exchanges between accounts will be accepted only if registrations are identical.
●	Please be sure to read the Prospectus for the Fund into which you are exchanging.
●	An exchange represents the sale of shares from one fund and the purchase of shares of another fund. This may produce a taxable gain or loss in your non-tax-deferred account.
●	Exchanges of shares between classes of the same Fund are generally not considered a taxable transaction, although it may give rise to tax reporting requirements for certain significant shareholders.

REDEEMING SHARES

You may redeem your Fund shares by any of the options below or in person at the location listed in section “Redeeming Shares” of the Proxy Statement.

By Mail	Send a written request following the instructions in the “Redeeming Shares” section of the Proxy Statement and mail to the appropriate address.
By Telephone*

If you are an existing shareholder, you may redeem your shares by telephone.

Call (800) 392-2673 to speak with an Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time or use the Segall Bryant & Hamill Automated Service Line 24 hours a day, seven days a week.

By Online Access*	If you are an existing shareholder, you may redeem your shares online. Access the Segall Bryant & Hamill Transaction Center located at www.sbhfunds.com 24 hours a day, seven days a week.

HOW TO INVEST AND OBTAIN INFORMATION

By Systematic Withdrawal Plan

You may redeem Fund shares automatically (in any multiple of $50) monthly, quarterly or annually.

To add this option to your account, please call (800) 392-2673 or access www.sbhfunds.com for the appropriate form.

By Wire	You may redeem Segall Bryant & Hamill shares by wire transfer from your Segall Bryant & Hamill account to your bank account.

You must have established bank instructions prior to placing wire redemptions.

To arrange a wire redemption, please call (800) 392-2673 to speak with an Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time.

To add bank instructions to your account, please call (800) 392-2673 or access www.sbhfunds.com for the appropriate form.

*	For more information about telephone and online transactions, please see “Additional Information on Telephone and Online Service” of the Proxy Statement.

Important notes on redeeming shares:

●	You may redeem your Fund shares on any business day that the New York Stock Exchange (the “Exchange”) is open.
●	Generally, redemption proceeds will be sent by check to the shareholder’s address of record within seven days after receipt of a valid redemption request.
●	Generally, a wire transfer will be sent directly into your designated bank account the next business day after receipt of your valid redemption request, and an electronic funds transfer will be sent the second business day after receipt of your order.
●	If the shares you are redeeming were purchased by check, Segall Bryant & Hamill Funds will delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase to clear. If the shares you are redeeming were purchased by telephone, computer or through the Automatic Investment Plan, Segall Bryant & Hamill Funds will delay the mailing of your redemption check until confirmation of adequate funds has been received, which is generally no longer than five business days.
●	The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments at your bank, when shareholder payment instructions are followed.

ADDITIONAL INFORMATION ON TELEPHONE AND ONLINE SERVICES

●	All shareholders (except for certain accounts opened through Service Organizations and certain retirement accounts) are automatically granted online transaction privileges unless they are explicitly declined on the Account Application or in writing to Segall Bryant & Hamill Funds. Accounts opened through Service Organizations and certain retirement accounts may or may not have such privileges, depending on the privileges made available by that Service Organization or retirement plan administrator.
●	Shareholders can follow the instructions provided at the Segall Bryant & Hamill Transaction Center to access these services using a personal identification number.
●	Online purchases and redemptions are completed by electronic funds transfer from your bank account to your Segall Bryant & Hamill Funds account. (Wire transfer is not available for online transactions.) To establish this privilege, please complete the “Bank Information” section of your Account Application. You may also call (800) 392-2673 or access www.sbhfunds.com for the appropriate form.
●	Online redemptions are not available for IRA, business or certain fiduciary accounts. In addition, online exchanges are not available for business or certain fiduciary accounts.
●	There is a $25,000 daily maximum for each account for each separate type online transaction (exchanges-out and redemptions).
●	It may be difficult to reach the Funds by telephone or online during periods of unusual market activity. If this happens, you may transact on your account by mail as described in the Prospectus.

Frequent Trading Policies and Procedures

The Board of the Funds has adopted Frequent Trading Policies and Procedures described below, which are designed to prevent Frequent Trading activities in the Funds.

●	If the Funds believe, in their sole discretion, that an investor is engaging in Frequent Trading activity, each Fund reserves the right to reject any purchase or exchange order. Purchase or exchange orders accepted by a financial intermediary in violation of the Funds’ Frequent Trading policies are not deemed accepted by a Fund and may be cancelled or revoked on the next business day following receipt by the financial intermediary. The Funds will not be responsible for any losses you may suffer as a result of a Fund rejecting your purchase or exchange order.
●	The Funds reserve the right to impose restrictions on the trading activity of accounts traded through financial intermediaries.
●	The Board has approved fair value pricing and valuation procedures to address circumstances when prices are either unavailable or considered unreliable. For example, a significant event that is likely to materially affect a Fund’s net asset value has occurred after the relevant foreign market has closed, but prior to the valuation time.

In addition, under Rule 22c-2 of the 1940 Act, the Funds have entered into agreements with financial intermediaries obligating such financial intermediaries to provide, upon a Fund’s request, certain information regarding their customers and their customers’ transactions in shares of the Fund. However, there can be no guarantee that all short-term trading will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a form that can be quickly analyzed or evaluated by the Funds.

Neither the Trust nor its Funds accommodate Frequent Trading. However, none of these tools alone, nor all of them taken together, can eliminate the possibility that Frequent Trading activities will occur. The Funds may consider the trading history of accounts under common ownership or control in any Fund for the purpose of enforcing these policies.

Distributions and Tax Information. A Fund’s income from dividends and interest and any net realized short-term capital gains are paid to shareholders as income dividends. A Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. Net realized long-term capital gains are paid to shareholders as capital gain dividends. A dividend will reduce the net asset value of a Fund share by the amount of the dividend on the ex-dividend date.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, some of which may be affiliates, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to broker-dealers or intermediaries that sell shares of the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. The Adviser may pay cash compensation for inclusion of the Funds on a sales list, including a preferred or select sales list, or in other sales programs, or may pay an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Annual Small Balance Account Maintenance Fee – Retail Class Only

The Funds may deduct an annual maintenance fee of $12.00 from accounts serviced directly by the Funds with a value less than $750 due to either market activity or redemptions. It is expected that accounts will be valued for the purpose of calculating this maintenance fee on the first Friday of December each year. The fee is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts with an active automatic investment plan or from accounts of shareholders who have a total of $10,000 or more invested directly with the Funds in multiple accounts (multiple accounts with balances totaling over $10,000 must have the same Social Security number to qualify).

Redemption of Low Balance Accounts

If your account balance falls below the required minimums due to redemptions, a letter may be sent advising you to either bring the value of the shares held in the account up to the minimum or establish an automatic investment of at least $25 per month for Retail Class accounts. The minimums are described in the section “Annual Small Balance Account Maintenance Fee - Retail Class Only” of the Proxy Statement. If action is not taken within 45 days of the notice, the Retail Class shares held in the account may be redeemed and the proceeds sent by check to your address of record. Institutional Class shares may be exchanged to the Retail Class. The Funds reserve the right to increase the investment minimums.

Redemption Payments/Redemptions In-Kind. The Funds reserve the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash. Shareholders who receive a redemption-in-kind may incur additional costs when they convert the securities received to cash and may receive less than the redemption value of their securities, particularly where securities are sold prior to maturity. Under the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

It is anticipated that a Fund will meet redemption requests through the sale of portfolio assets or from its holdings in cash or cash equivalents. A Fund may use the proceeds from the sale of portfolio assets to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed or abnormal market conditions, including circumstances adversely affecting the liquidity of a Fund’s investments, in which case a Fund may be more likely to be forced to sell its holdings to meet redemptions than under normal market conditions. Each Fund reserves the right to redeem in kind. Redemptions in kind typically are used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to limit the impact of a large redemption on the Fund and its remaining shareholders. Redemptions in kind may be used in normal as well as in stressed market conditions. A Fund may also borrow, or draw on lines of credit that may be available to the Fund individually or to the Trust, in order to meet redemption requests during stressed market conditions.

Fiscal Year End. The fiscal year end for the New All Cap Fund and the New Small Cap Value Fund is June 30th. The fiscal year end for the New Emerging Markets Fund and the International Small Cap Fund is October 31st.

Shareholder Information. As of the Record Date, each Existing Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of each class of each Existing Fund’s shares are set forth below in Appendix B, “Shareholder Information for the Existing Fund.”

Valuation.

Valuing Domestic Securities

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. However, securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market, for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices. There are very limited circumstances in which domestic securities are expected to use fair value pricing (for example, if the exchange on which a security is principally traded closes early, if trading in a particular security was halted during the day and did not resume prior to the valuation time or when investing in restricted or private placement securities with no readily available market price). Exchange-traded interest rate futures are valued at the settlement price determined by the relevant exchange.

Valuing Foreign Securities

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal foreign exchange. If a security is valued in a currency other than U.S. dollars, the value will be converted to U.S. dollars using the most recent exchange rate prior to the valuation time provided by the Funds’ independent pricing service. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell shares. Notwithstanding the foregoing, if an event has occurred after the relevant foreign market has closed but prior to the valuation time that is likely to materially affect a Fund’s net asset value (i.e., a “significant event”), the security will be fair valued by the Adviser, using pricing procedures for the Funds that have been approved by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to, company-specific announcements, significant market volatility, natural disasters, armed conflicts, and significant governmental actions. The primary objective of fair value pricing with respect to foreign securities is to minimize the possibilities for time-zone arbitrage.

Valuing Fixed Income Obligations

Fixed income obligations generally do not have readily available market quotations. As such, the Funds employ an independent pricing service selected by the Adviser, and approved by the Board, that may provide “evaluated” prices using generally accepted pricing methodologies. Prices obtained from the pricing service utilize both dealer-supplied valuations when available, and modeling techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. If the Adviser concludes that the “evaluated” price is unreliable or if the independent pricing service cannot provide a valuation for the security, the security may be valued using quotations from at least one broker-dealer selected by the Adviser or the security will be fair valued by the Adviser, using pricing procedures for the Funds that have been approved by the Board.

Derivatives

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Description of the Securities to be Issued; Rights of Shareholders. The following is a summary of the material rights of shareholders of the Existing Funds and the New Funds, but does not purport to be a complete description of these rights. The Governing Instruments are subject to amendment in accordance with their terms. Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”

Forms of Organization. The Existing Funds are series of IMST, an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on February 15, 2005. The New Fund is a series of SBHT, an open-end management investment company organized as a Massachusetts business trust on December 10, 1985. SBHT’s predecessor was originally incorporated in Maryland on January 11, 1982. The Existing All Cap Fund and Existing Small Cap Fund offer Class I Shares. The New All Cap Fund and New Small Cap Value Fund will offer Retail Class Shares and Institutional Class Shares. The Existing Emerging Markets Fund and Existing International Small Cap Fund offer Class A Shares and Class I Shares. The New Emerging Markets Fund and New International Small Cap Fund will offer Retail Class Shares and Institutional Class Shares.

Capital Stock. Both IMST and SBHT are authorized to issue an unlimited number of shares of beneficial interests (or shares). Each Existing Fund is a single series of IMST. Each New Fund is a single series of SBHT. Interests in the Existing Funds and the New Funds are represented by shares of beneficial interest each with no par value. Each of IMST and SBHT offer other series portfolios in separate prospectuses and statements of additional information.

Voting Rights. Each share of the Existing Funds and the New Funds represent an interest in the respective class of the Fund that is equal to and proportionate with each other share of the respective class of the Fund. IMST and SBHT shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote. IMST and SBHT are not required to hold annual shareholder meetings, and it is not expected that either will do so. However, IMST and SBHT may hold special meetings for certain purposes. On any matters submitted to a vote of shareholders, IMST and SBHT shares are voted together without regard to class or series except when separate voting is required by the 1940 Act or other applicable law, where permitted by the Board of Trustees (in the case of SBHT), or where the respective Board has decided that a matter only affects the interests of one or more class or series. There shall be no cumulative voting in the election of removal of Trustees.

Shareholder Liability. Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “Delaware Act”) provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. IMST’s Declaration of Trust expressly provides that the Trust has been organized under the Delaware Act and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as IMST, might become a party to an action in another state whose courts refused to apply Delaware law, in which case IMST’s shareholders could be subject to personal liability. IMST’s Declaration of Trust (i) contains an express disclaimer of shareholder personal liability in connection with the assets or the affairs of IMST, and (ii) provides that a shareholder of IMST charged or held to be personally liable for any obligation or liability of IMST solely by reason of being or having been a shareholder of IMST and not because of such shareholder’s acts or omissions or other reason shall be entitled to be held harmless from and indemnified against such liability by IMST.

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of SBHT. However, SBHT’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of SBHT and provides for indemnification of any shareholder or former shareholder of SBHT held personally liable solely by reason of being or having been a shareholder of SBHT and not because of such shareholder’s acts or omissions or some other reason.

Preemptive Rights. Shareholders of IMST and SBHT are not entitled to any preemptive rights.

Fund Trustees and Officers. IMST is managed by the IMST Board. SBHT is managed by the SBHT Board. Therefore, the New Funds will have a different Board from the Existing Funds. Below are the members of the SBHT Board:

Name, Address(1), Age, Position with the Trust, Term of Position with Trust(2), Number of Portfolios in Fund Complex Overseen by the Trustees*(3)	Principal Occupation During Past 5 Years and Other Directorships(4)
Mary K. Anstine Age 78 Trustee: Since January 1, 2013 Chairman: Since February 22, 2006

▪      Retired, September 2004 to present;

▪      President/Chief Executive Officer, HealthONE Alliance (hospitals), 1994 to 2004;

▪      Various positions leading to Executive Vice President of First Interstate Bank Corporation and predecessors (banking), 1961 to 1994.

▪     Other Directorships: Ms. Anstine is a Trustee of ALPS ETF Trust (20 funds); Financial Investors Trust (33 funds); ALPS Variable Investment Trust (9 funds); and Reaves Utility Income Fund (1 fund).

Thomas J. Abood Age 55 Trustee: Since November 1, 2018

▪      Director, NELSON Worldwide LLC (design consulting) , May 2018 to present;

▪      Director, EVO Transportation & Energy Services, Inc.(alternative fuel and transportation), November 2016 to present;

▪      Vice Chair of Board, Citation Jet Pilots, Inc., October 2016 to present;

▪      Board Member and Chair, MacPhail Center for Music Education, September 2011 to present (member), July 2018 to present (Chair);

▪      Council Member and Chair, Archdiocese Finance Council of St. Paul and Minneapolis, July 2011 to present (member), July 2014 to present (chair);

▪      Board Member and Chair, University of St. Thomas School of Law, Board of Governors, October 2001 to October 2016;

▪      Member, EVP, General Counsel and Secretary, Dougherty Financial Group LLC (financial services), October 1994 to May 2014;

▪      Board Member and President, The Minikahda Club, November 2015 to November 2017.

▪      Other Directorships: Mr. Abood is Director of EVO Transportation and Energy Services, Inc.(alternative fuel and transportation)

John A. DeTore, CFA Age 60 Trustee: Since December 31, 2009

▪      CIO, Mauldin Solutions (investment management), 2018 to present;

▪      CEO/Founder, United Alpha, LLC (investment management firm), 2003 to 2017; CIO, GRT United Alpha, LLC (investment management), 2006 to 2017;

▪      CIO, Denver Alternatives, (an investment management division of Denver Investments) 2009 to 2011;

▪      Managing Director/Director of Strategic R&D Putnam Investments (investment management), 1999 to 2000;

▪      Managing Director/Director of Quantitative Analysis & Equity Product Development, Putnam Investments (investment management), 1994 to1999.

▪      Other Directorships: None

Rick A. Pederson Age 66 Trustee: Since February 13, 2007

▪      President, Foundation Properties, Inc. (a real estate investment management company), 1994 to present;

▪      Partner, Bow River Capital Partners (private equity management), 2003 to present; Adviser, Pauls Corporation (real estate investment management and development), 2008 to present;

▪      Advisory Board, Neenan Company (construction services), 2002 to present; Board Member, Citywide Banks (Colorado community bank), Advisory Board, 2017 to present;

▪      Director, National Western Stock Show (not-for-profit organization), 2010 to present; Board Member, IRI Consulting (human resources management consulting firm), 2017 to present; Board Member, History Colorado (nonprofit association), 2015 to present;

▪      Board Member, Strong-Bridge Consulting, 2015 to present; Board Member, Rail Pros, 2016 to present;

▪      Board Member, Boettcher Foundation (not-for-profit), 2018 to present;

▪      Board Member, Citywide Banks (Colorado community bank), 2014 to 2016;

▪      Board Member, Professional   Pediatric Health Care, Inc. (a Denver based home nursing firm), 2014 to 2016;

▪      Board Member, Prosci Inc. (private business services), 2013 to 2016;

▪      Director, Biennial of the Americas (not-for profit organization), 2009 to 2016.

▪      Other Directorships: Mr. Pederson is a Trustee of ALPS ETF Trust (20 funds); and Principal Real Estate Income Fund (1 fund).

James A. Smith Age 66 Trustee: Since December 31, 2009

▪      Board Member, Western Rivers Conservancy (non-profit), 2014 to present;

▪      Trustee, The Nature Conservancy (non-profit), July 2007-present;

▪      Trustee, The Nature Conservancy (non-profit),Chairman June 2014 to June 2016;

▪      Private Equity Consultant, 2003 to 2016; Chairman, Yellow Pages Group of New Zealand (yellow pages), May 2007 to May 2009;

▪      Chairman and CEO, StellarOne Corp. (software development company), 2003; Executive VP Consumer Markets, Qwest Communications (telecommunications industry), 2001 to 2002;

▪      President and CEO Qwest Dex (yellow pages), 1997 to 2001;

▪      Various positions leading to VP with US West and affiliated and predecessor entities (telecommunications  industry), 1979 to 1997.

▪      Other Directorships: None

Douglas M. Sparks CPA (Inactive) Age 75 Trustee: Since December 31, 2009

▪      Retired, 2000 to present;

▪      General Manager, Mister Remo of California, Inc.,(apparel manufacturing) 1998 to 2000;

▪      Partner, Ernst & Young LLP, (public accounting) 1981 to 1995;

▪      Senior Manager, Ernst & Young LLP, (public accounting) 1977 to 1981;

▪      Staff Professional, Ernst & Young LLP, (public accounting) 1968 to 1977.

▪      Other Directorships: None

Janice M. Teague Retired CPA Age 65 Trustee: Since February 13, 2007

▪      Retired, June 2003 to present; Vice President, Secretary and Assistant Secretary, Berger Financial Group, LLC (investment management), October 1996 to May 2003;

▪      Vice President, Secretary and Assistant Secretary, Berger Funds (investment management), September 1996 to May 2003;

▪      Vice President and Secretary, Berger Distributors LLC (broker/dealer), August 1998 to May 2003.

▪      Other Directorships: None

* As of the date of this SAI, the Trustees of the Trust oversee 17 Segal Bryant & Hamill Funds

[1]	Each trustee may be contacted by writing to the trustee, c/o Segall Bryant & Hamill Trust, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

[2]	Each trustee holds offices for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns, or is removed, adjudged incompetent, or, having become incapacitated by illness or injury, is retired by the Board of Trustees in accordance with the Trust’s Amended and Restated Declaration of Trust; or (c) the Trust terminates.

[3]	The Fund Complex includes funds with a common investment adviser or an adviser which is an affiliated person. There are currently twenty Funds in the Fund Complex, including seventeen Segall Bryant & Hamill Funds, Litman Gregory Masters Smaller Companies Fund, Columbia Variable Portfolio Partners Small-Cap Value Fund, and the Northern 360 Engage Fund, which are also advised or sub-advised by Segall Bryant & Hamill, LLC.

[4]	Directorships of companies required to report to the SEC under the 1934 Act (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Other Fund Service Providers. The Reorganization will affect other services currently provided to the Existing Funds. The current service providers to the Existing Funds and the new service providers to the New Funds are listed below.

Service Providers	Existing Funds, each a series of Investment Managers Series Trust	New Funds, each a series of Segall Bryant & Hamill Trust
Investment Adviser	Segall Bryant & Hamill, LLC	No Change – Segall Bryant & Hamill, LLC
Distributor & Principal Underwriter	IMST Distributors, LLC	Change – Ultimus Fund Distributors, LLC
Custodian	UMB Bank n.a.	Change – Brown Brothers & Harriman & Co.
Transfer Agent & Dividend Disbursing Agent	UMB Fund Services, Inc.	Change – Ultimus Fund Solutions, LLC
Accounting Agent	UMB Fund Services, Inc.	Change – Ultimus Fund Solutions, LLC
Co -Administrator	UMB Fund Services, Inc.	Change - Ultimus Fund Solutions, LLC
Co -Administrator	Mutual Fund Administration, LLC	Change – Segall Bryant & Hamill, LLC
Accountant	Tait Weller & Baker LLP	Change – Deloitte & Touche LLP

VOTING INFORMATION

Record Date, Voting Rights, and Vote Required. Proxies are being solicited from the shareholders of the Existing Funds by the IMST Board for the Special Meeting to be held on June 28, 2019 at 1:00 p.m. Pacific Time at the offices of Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226, Glendora, CA 91740, or at such later time made necessary by adjournment or postponement. Unless revoked, all valid proxies will be voted in accordance with the instructions thereon. If you return your signed proxy card without instructions, your vote will be cast in favor of the Reorganization of the Existing Fund in which you hold shares.

The IMST Board has fixed the close of business on May 1, 2019, (the “Record Date”) as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting and any adjournments or postponement thereof. Shareholders of record as of the Record Date will be entitled to one vote for each share held and to a proportionate fractional vote for each fractional share held. An affirmative vote of the holders of a majority of the outstanding shares of an Existing Fund is required for the approval of the applicable proposed Reorganization Plan. As defined in the 1940 Act, a vote of the holders of a majority of the outstanding shares of a fund means the vote of (1) 67% or more of the voting shares of the fund present at the meeting, if the holders of more than 50% of the outstanding shares of the fund are present in person or represented by proxy, or (2) more than 50% of the outstanding voting shares of the fund, whichever is less. With respect to each Reorganization Plan, abstentions will have the effect of votes against the proposal.

As of the Record Date, the total number of issued and outstanding shares of beneficial interest of the Existing Funds was:

Fund	Issued and Outstanding Number of Shares
	Class A	Class I	Total
Existing All Cap Fund	N/A	5,909,426.105	5,909,426.105
Existing Small Cap Value Fund	N/A	9,436,336.145	9,436,336.145
Existing Emerging Markets Fund	276,368.688	1,840,784.997	2,117,153.685
Existing International Small Cap Fund	1,359,653.845	15,347,258.976	16,706,912.821

Shareholders of record who own 5% or more of the Existing Funds as of the Record Date are set forth on Appendix B to this Proxy Statement.

Because the proposal is expected to “affect substantially” a shareholder’s rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power (i.e., the proposal is non-discretionary). Because the proposal is non-discretionary, IMST does not expect to receive broker non-votes. Abstentions will be counted for purposes of establishing a quorum but not toward the approval of the proposal.

How to Vote. You may vote in one of four ways

●	in person by attending the Special Meeting to be held on June 28, 2019, at 1:00 p.m. Pacific Time. at the offices of Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226, Glendora, CA 91740, or at such later time made necessary by adjournment or postponement;
●	by completing and signing the enclosed proxy ballot and mailing it to us in the prepaid return envelope (if mailed in the United States);
●	by Internet at the website address listed on your proxy ballot; or
●	by calling the toll-free number printed on your proxy ballot.

PLEASE NOTE, TO VOTE VIA THE INTERNET OR TELEPHONE, YOU WILL NEED THE “CONTROL NUMBER” THAT APPEARS ON YOUR PROXY BALLOT.

Proxies. If you properly authorize your proxy by internet or telephone, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your vote will be cast at the Special Meeting and at any adjournment or postponement thereof. If you give instructions, your vote will be cast in accordance with those instructions. If you return your signed proxy card without instructions, your vote will be cast in favor of the Reorganization. A proxy with respect to shares held in the name of two or more persons is valid and will be counted if executed by any one of them unless at or prior to its use the Existing Fund receives written notification to the contrary from any one of such persons.

The shares represented by each valid proxy received in time will be voted at the Special Meeting as specified. If no specification is made, the shares represented by a duly executed proxy will be voted for approval of the Reorganization and at the discretion of the holders of the proxy on any other matter that may come before the Special Meeting that IMST did not have notice of a reasonable time prior to the mailing of this Proxy Statement. You may revoke your proxy at any time before it is exercised by (i) submitting a duly executed proxy bearing a later date, (ii) submitting a written notice to IMST revoking the proxy, or (iii) attending and voting in person at the Special Meeting. A prior proxy vote can also be revoked by voting the proxy at a later date through the toll-free number or the Internet address listed in the voting instructions. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

Quorum; Adjournments; and Postponements. For the Reorganization, the presence at the Special Meeting of holders of one-third of the outstanding shares of the Existing Fund entitled to vote at the Special Meeting (in person or by proxy) constitutes a quorum. Any lesser number shall be sufficient for adjournments. All shares represented at the Special Meeting in person or by proxy, including abstentions, will be counted for purposes of establishing a quorum.

If the necessary quorum to transact business or the vote required to approve a Reorganization is not obtained at the Special Meeting, or if a quorum is obtained but sufficient votes required to approve the Reorganization are not obtained, the persons named as proxies on the enclosed proxy card may propose one or more adjournments or postponements of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal. Whether or not a quorum is present, any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares represented at that meeting, either in person or by proxy. The meeting may be held as adjourned or postponed within a reasonable time after the date set for the original meeting without further notice and in accordance with applicable law. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment or postponement and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules. Abstentions will have no effect on the outcome of a vote on adjournment.

Any proposal for which sufficient favorable votes have been received by the time of the Special Meeting may be acted upon and considered final regardless of whether the Special Meeting is adjourned to permit additional solicitation with respect to any other proposal.

Solicitation of Proxies. Proxies are being solicited by mail. Additional solicitations may be made by telephone, e-mail, or other personal contact by officers or employees of the Adviser and its affiliates, or by proxy soliciting firms retained by the Adviser. Okapi Partners LLC (“Okapi”), a proxy solicitor, has been retained to assist in the solicitation of proxy cards primarily by contacting shareholders by telephone and facsimile. Okapi, among other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing to any third-party shareholder information; and (iii) required to comply with applicable state telemarketing laws. The cost of retaining Okapi is expected to be less than $75,000. The cost of retaining Okapi will be deemed a Reorganization expense and payable by the Adviser.

As the Meeting date approaches, shareholders of an Existing Fund may receive a call from a representative of Okapi or an affiliate of Okapi (each, “Solicitor”) if the Existing Fund has not yet received their vote. Authorization to permit a Solicitor to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of each Existing Fund believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. In all cases where a telephonic proxy is solicited, a Solicitor is required to get information from the shareholder to verify his identity and authority to vote the shares (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), and to confirm that the shareholder has received the Proxy Statement and the supplement in the mail.

If the shareholder information solicited agrees with the information provided to the Solicitor by the Existing Fund, the Solicitor has the responsibility to explain the process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on the proposal. The Solicitor, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement. The Solicitor will record the shareholder’s instructions on the card. Within 72 hours, a letter will be sent to the shareholder to confirm the shareholder’s vote and asking the shareholder to call immediately if the shareholder’s instructions are not correctly reflected in the confirmation.

Your vote is important no matter how many shares you own. We urge you to act promptly in order to allow us to obtain a sufficient number of votes and avoid the cost of additional solicitation.

INFORMATION ABOUT THE EXISTING FUND AND NEW FUND

For a detailed discussion of the investment objectives, policies, risks and restrictions of the Existing All Cap Fund and Existing Small Cap Value Fund, see the Prospectus and Statement of Additional Information for those Existing Funds, each dated November 1, 2018, which have been filed with the SEC and incorporated by reference into this Proxy Statement. For a detailed discussion of the investment objectives, policies, risks and restrictions of the Existing Emerging Markets Fund and Existing International Small Cap Fund, see the Prospectus and Statement of Additional Information for those Existing Funds, each dated March 1, 2019, which have been filed with the SEC and incorporated by reference into this Proxy Statement. Copies of the prospectus and Statement of Additional Information for each Existing Fund are available upon request and without charge by calling toll-free 1-866-490-4999.

Each of IMST and SBHT are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, and files reports and other information, including proxy materials and charter documents, with the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

The financial statements of the Existing All Cap Fund and Existing Small Cap Value Fund for the fiscal year ended June 30, 2018, and the financial statements of the Existing Emerging Markets Fund and Existing International Small Cap Fund for the fiscal year ended October 31, 2018, have been audited by Tait Weller & Baker LLP, independent registered public accounting firm, and are contained in the respective Annual Report to shareholders. IMST will furnish, without charge, a copy of an Annual Report upon request. Requests should be made by calling toll-free 1-866-490-4999 or by visiting www.sbhfunds.com. The Annual Reports for the Existing Funds also are available on the SEC’s website at www.sec.gov. The New Funds have not yet commenced operations and, therefore, have not produced shareholder reports.

The Financial Highlights relating to the Existing All Cap Fund and Existing Small Cap Value Fund contained in the Annual Report for the fiscal year ended June 30, 2018, and the Semi-Annual Report dated December 31, 2018 are attached as Appendix D. The Financial Highlights relating to the Existing Emerging Markets and Existing International Small Cap Fund contained in the Annual Report for the fiscal year ended October 31, 2018 are attached as Appendix D.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the New Funds will be passed on by Davis Graham & Stubbs LLP. Current legal matters concerning the issuance of shares by the New Funds will be passed on by Davis Graham & Stubbs LLP.

EXPERTS

The financial statements and financial highlights of the Existing Funds incorporated into this Proxy Statement by reference from the Existing All Cap Fund’s and the Existing Small Cap Value Fund’s Annual Report on form N-CSR for the fiscal year ended June 30, 2018 and the Existing Emerging Markets Fund’s and Existing International Small Cap Fund’s Annual Report on Form N-CSR for the fiscal year ended October 31, 2018 have been audited by Tait Weller & Baker LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. As the New Funds will not be in operation until after the Reorganization, there are currently no financials for the New Funds. Deloitte & Touche, LLP will serve as the independent registered public accounting firm for the New Funds.

OTHER MATTERS

Other Business. The IMST Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed proxy card.

Next Meeting of Shareholders. The Existing Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders (assuming the current proposals are approved) should send their written proposals to the Secretary of SBHT, c/o Ultimus Funds Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, so that they are received within a reasonable time before any such meeting. The timely submission of a proposal does not guarantee its submission.

Multiple Shareholders In A Household. If you are a member of a household in which multiple shareholders of an Existing Fund share the same address, and the Existing Fund or your broker or bank (for “street name” accounts) has received consent to household material, then the Existing Fund or your broker or bank may have sent to your household only one copy of this Proxy Statement, unless the Existing Fund or your broker or bank previously received contrary instructions from a shareholder in your household. If you are part of a household that has received only one copy of this Proxy Statement, the Existing Fund will deliver promptly a separate copy of this Proxy Statement to you upon written or oral request.

To receive a separate copy of this Proxy Statement, or if you would like to receive a separate copy of future information statements, prospectuses or annual reports, please call 1-800-392-2673 . On the other hand, if you are now receiving multiple copies of these documents and would like to receive a single copy in the future, please call the telephone number stated above.

Interest of Certain Persons in the Reorganization. The Adviser may be deemed to have an interest in the Reorganizations because it will become investment adviser to the New Funds and will receive fees from each New Fund for its services as investment adviser and co-administrator.

Appendix A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Reorganization Agreement”) is made as of this day of ___, 2019 by Segall Bryant & Hamill Trust, a Massachusetts business trust (“Acquiring Trust”), on behalf of the [Insert Fund] (“Acquiring Fund”); Investment Managers Series Trust, a Delaware statutory trust (“Selling Trust”), on behalf of the [Insert Fund] (“Selling Fund”) (the Acquiring Fund and Selling Fund may be referred to herein individually as a “Fund” and collectively as the “Funds”); Segall Bryant & Hamill, LLC, a Delaware limited liability company (“Adviser”), the proposed investment adviser to the Acquiring Fund (only for purposes of Sections 1.7, 5.10, 5.12, 9.1 and 9.2 of this Reorganization Agreement. The principal place of business of the Adviser and Acquiring Trust is 370 17th Street, Suite 5000, Denver, CO 80202; the principal place of business of the Selling Trust is 235 W. Galena Street Milwaukee, WI 53212. Notwithstanding anything to the contrary contained herein, the obligations, agreements, representations and warranties with respect to each Fund shall be the obligations, agreements, representations and warranties of that Fund only, and in no event shall any other series of the Acquiring Trust or the Selling Trust or the assets of any other series of the Acquiring Trust or the Selling Trust be held liable with respect to the breach or other default by an obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

This Reorganization Agreement is intended to be and is adopted as a plan of “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of:

(a)	the transfer of all the assets of the Selling Fund to the Acquiring Fund, in exchange solely for shares of beneficial interest, no par value per share, of Institutional Class shares [and Retail Class shares] of the Acquiring Fund (collectively, “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund; and

(b)	the pro rata distribution [on a class-by-class basis] of all the Institutional Class shares of the Acquiring Fund to the Institutional Class shareholders of the Selling Fund, [and of all of the Retail Class shares of the Acquiring Fund to the Class A Class shareholders of the Selling Fund] (as calculated pursuant to this Reorganization Agreement), and the termination, dissolution and complete liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Reorganization Agreement (“Reorganization”).

WHEREAS, the Acquiring Fund is a separate series of the Acquiring Trust, the Selling Fund is a separate series of the Selling Trust, the Acquiring Trust and the Selling Trust are open-end management investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”), and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund has been organized to continue the business and operations of the Selling Fund;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Acquiring Fund currently has no assets and has carried on no business activities prior to the date first written above and will have no assets and will have carried on no business activities prior to the consummation of the Reorganization, except as necessary to consummate the Reorganization and to issue the Initial Shares (as defined in Section 1.10 of this Agreement) as part of the organization of the Acquiring Fund;

WHEREAS, the Board of Trustees of the Acquiring Trust, including a majority of the trustees who are not “interested persons” of the Acquiring Trust as that term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), has determined that the Reorganization is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of the Selling Trust, including a majority of its Independent Trustees, has determined that the Reorganization is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I
TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING

FUND SHARES AND THE ASSUMPTION OF THE SELLING FUND’S LIABILITIES,

AND TERMINATION AND LIQUIDATION OF THE SELLING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all its assets, as set forth in Section 1.2 of this Reorganization Agreement, to the Acquiring Fund. In consideration for such transfer, the Acquiring Fund agrees (a) to deliver to the Selling Fund the number of full and fractional Acquiring Fund Shares of each class corresponding to a class of Acquired Fund shares computed in the manner set forth in Section 2.3 of this Reorganization Agreement; and (b) to assume all the liabilities of the Selling Fund, as set forth in Section 1.3 of this Reorganization Agreement. All Acquiring Fund Shares delivered to the Selling Fund shall be delivered at net asset value (“NAV”) without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in Section 3.1 of this Reorganization Agreement (“Closing”).

1.2 ASSETS TO BE TRANSFERRED. The Selling Fund shall transfer all its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date (as defined in Section 3.1 of this Reorganization Agreement).

1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor, consistent with its obligation to continue to pursue its investment objective and employ its investment strategies in accordance with the terms of its Prospectus, to discharge all its known liabilities and obligations to the extent possible before the Closing Date, other than those liabilities and obligations which otherwise would be discharged at a later date in the ordinary course of business or any liabilities or obligations that are intended to be assumed and paid by another person or entity (including Segall Bryant & Hamill LLC). Notwithstanding the foregoing, the Acquiring Fund shall assume all liabilities of the Selling Fund, which assumed liabilities shall include all the Selling Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether arising in the ordinary course of business, whether determinable at the Closing Date, and whether specifically referred to in this Reorganization Agreement.

1.4 LIQUIDATION AND DISTRIBUTION. As soon as reasonably practicable after the Closing:

(a) the Selling Fund will distribute all the Acquiring Fund Shares received by the Selling Fund pursuant to Section 1.1 of this Reorganization Agreement on a class-by-class basis to its shareholders of record, determined as of the close of business on the Valuation Date (as defined in Section 2.1 of this Reorganization Agreement) (“Selling Fund Shareholders”), in proportion to their corresponding class of Acquired Fund shares then held of record and in constructive exchange therefore. That distribution shall be accomplished by the Acquiring Trust’s transfer agent’s opening accounts on the Acquiring Fund’s shareholder records in the Selling Fund Shareholders’ names and transferring those Acquiring Fund Shares thereto. Each Selling Fund Shareholder’s account shall be credited with the pro rata number of full and fractional Acquiring Fund Shares of the applicable class having an aggregate NAV equal to the aggregate NAV of the corresponding class of Selling Fund shares that the Selling Fund Shareholder holds at the Valuation Date. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on its books. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer; and

(b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.8 of this Reorganization Agreement.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued at the Closing to the Selling Fund, in an amount computed in the manner set forth in Section 2.3 of this Reorganization Agreement, to be distributed to the Selling Fund Shareholders.

1.6 STATE FILINGS. Promptly following the Closing Date, the Selling Trust shall make any filings with the State of Delaware that may be required under state law to cause, implement and complete the termination of the Selling Fund, and shall file final tax returns with the State of [      ] and elsewhere to the extent required under applicable law.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 TERMINATION. The Selling Fund shall be dissolved, terminated and have its affairs wound up in accordance with Delaware state law, as soon as possible following the Closing Date and the making of all distributions pursuant to Section 1.4 of this Reorganization Agreement (but no later than six (6) months after the Closing Date). After the Closing Date, the Selling Fund shall not conduct any business except in connection with its dissolution or as otherwise contemplated hereby.

1.9 BOOKS AND RECORDS. All books and records of the Selling Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies thereof shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date. The Acquiring Fund shall maintain all books and records relating to the Reorganization for the time periods required under applicable law.

1.10 INITIAL SHARES. Prior to the Closing, the Acquiring Fund will issue one share of Institutional Class [and Retail Class] shares of the Acquiring Fund (each, an “Initial Share” and collectively, “Initial Shares”) to the Adviser (“Sole Shareholder”) in exchange for Ten Dollars ($10.00) per share for the sole purpose of allowing the Sole Shareholder to approve certain organizational items on behalf of the Acquiring Fund. The Initial Shares shall be redeemed and cancelled by the Acquiring Fund in exchange for Ten Dollars ($10.00) per share immediately prior to the Closing.

ARTICLE II
VALUATION

2.1 VALUATION OF ASSETS AND LIABILITIES. The value of the Selling Fund’s net assets shall be the value of all the Selling Fund’s assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Date”) after the declaration and payment of any dividends and/or other distributions on that date, less the amount of all the Selling Fund’s liabilities as of the Valuation Date. The value of the Selling Fund’s assets and liabilities shall be determined by using the valuation procedures set forth in the Selling Trust’s Pricing Policy and Procedures and the Selling Fund’s then-current prospectus and statement of additional information, or such other valuation procedures as may be mutually agreed upon by the parties. The aggregate net asset value of each class of the Acquiring Fund Shares shall be the aggregate net asset value of each class of the Selling Fund computed on the Valuation Date, using the valuation procedures set forth above.

2.2 VALUATION OF SHARES. The NAV per share for the Institutional Class of the Acquiring Fund shall be equal to the NAV per share for the Institutional Class of the Selling Fund computed on the Valuation Date, using the valuation procedures set forth in Section 2.1 of this Reorganization Agreement. [The NAV per share for the Retail class of the Acquiring Fund shall be equal to the NAV per share for the Class A of the Selling Fund computed on the Valuation Date, using the valuation procedures set forth in Section 2.1 of this Reorganization Agreement.]

2.3 SHARES TO BE ISSUED.

(a) The number of full and fractional Institutional Class shares to be issued by the Acquiring Fund in exchange for the net assets of the Selling Fund attributable to the Institutional Class of the Selling Fund shall be equal to the number of full and fractional Institutional Class shares of the Selling Fund issued and outstanding on the Valuation Date, calculated to the third decimal place after the decimal point. Each Institutional Class shareholder of the Selling Fund will receive the number of full and fractional shares of Institutional Class shares of the Acquiring Fund equal to the number of full and fractional Institutional Class shares of the Selling Fund held by that shareholder immediately prior to the Reorganization, calculated to the third decimal place after the decimal point.

[(b) The number of full and fractional Retail Class shares to be issued by the Acquiring Fund in exchange for the net assets of the Selling Fund attributable to the Class A shares of the Selling Fund shall be equal to the number of full and fractional Class A shares of the Selling Fund issued and outstanding on the Valuation Date, calculated to the third decimal place after the decimal point. Each Class A shareholder of the Selling Fund will receive the number of full and fractional shares of Retail Class shares of the Acquiring Fund equal to the number of full and fractional Retail Class shares of the Selling Fund held by that shareholder immediately prior to the Reorganization, calculated to the third decimal place after the decimal point.]

2.4 EFFECT OF SUSPENSION IN TRADING. The Valuation Date and Closing Date (as defined in Section 3.1 of this Reorganization Agreement) shall be postponed, if on the Valuation Date, either:

(a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or

(b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable as mutually agreed upon by the parties.

The postponement shall continue until the first business day after the day when trading is fully resumed and reporting is restored.

2.5 DETERMINATION OF VALUE. All computations of value shall be made by UMB Fund Services, Inc., the Selling Fund’s co-administrator, in accordance with its regular practice in pricing the shares and assets of the Selling Fund and confirmed by Ultimus Fund Services (“Ultimus”), the Acquiring Fund’s accounting agent. In the case of differences in valuation, the parties shall discuss in good faith to resolve on the Closing Date.

ARTICLE III
CLOSING AND CLOSING DATE

3.1      CLOSING DATE. The Closing shall occur on [ ], 2019 or such other date as the parties may agree in writing (“Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place immediately after the close of regular trading on the NYSE on the Valuation Date. The Closing shall be held immediately after the close of regular trading on the NYSE on the Closing Date at the offices of Segall Bryant & Hamill, LLC in Denver, Colorado or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Selling Fund shall cause UMB Bank, N.A., as custodian for the Selling Fund (“Custodian”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that (a) the Selling Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable U.S. federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund. The Selling Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Selling Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for the transfer in such condition as to constitute good delivery thereof.

3.3 TRANSFER AGENT’S CERTIFICATE. The Selling Fund shall cause UMB Fund Services, Inc. (“UMBFS”), as transfer agent for the Selling Fund (“Selling Fund Transfer Agent”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders, and the number, class and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Ultimus, its transfer agent, to issue and deliver to the Secretary of the Selling Trust at the Closing (a) a certificate as to the opening of accounts in the Selling Fund Shareholders’ names on the Acquiring Fund’s share transfer books; and (b) a confirmation evidencing the Acquiring Fund Shares to be credited at the Closing or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund’s account on the books of the Acquiring Fund.

3.4 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Reorganization Agreement.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Trust, on behalf of the Selling Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Selling Trust is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Selling Fund is a separate series of the Selling Trust duly established in accordance with the applicable provisions of the Selling Trust’s Amended and Restated Agreement and Declaration of Trust, as amended.

(c) The Selling Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Selling Fund is not, and the execution, delivery, and performance of this Reorganization Agreement (subject to shareholder approval) will not result, in (1) a conflict with or a material violation of any provision of the Selling Trust’s Amended and Restated Agreement and Declaration of Trust or the Bylaws (collectively, the “Selling Trust Governing Documents”) or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound .

(e) Except for conversion fees, if any, that may be paid to the Selling Fund Transfer Agent (i.e., UMBFS) and the Selling Fund’s Custodian in connection with the Reorganization or as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Selling Fund has no material contracts or other commitments (other than this Reorganization Agreement) that will be terminated with liability to the Selling Fund before the Closing Date, except for liabilities, if any, to be discharged as provided in Section 1.3 of this Reorganization Agreement.

(f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Reorganization Agreement. The Selling Fund knows of no facts that might form a reasonable basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g)       The annual financial statements of the Selling Fund for the fiscal year ended [________, 2018]1 were prepared in accordance with generally accepted accounting principles and were audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of [________, 2018], and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

(h) The semi-annual financial statements of the Selling Fund for the fiscal period ended [________, 2018]2 were prepared in accordance with generally accepted accounting principles and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of [________, 2018], and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

(i) Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Selling Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Selling Fund arising after such date, except as otherwise disclosed in writing to and accepted by the Acquiring Fund. For the purposes of this subsection (i), distributions of net investment income and net realized capital gains, changes in portfolio securities, a decline in the NAV of the Selling Fund, or net redemptions shall not constitute a material adverse change.

[1]	June 30, 2018 is the FYE for the All Cap Fund and Small Cap Value Fund; October 31, 2018 is the FYE for the Emerging Markets Fund and the International Small Cap Fund.
[2]	December 31, 2018 for the All Cap Fund and Small Cap Value Fund; April 30, 2018 for the Emerging Markets Fund and the International Small Cap Fund.

(j) All U.S. federal, state, local and other tax returns and reports of the Selling Fund required by law to have been filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects. All U.S. federal, state, local and other taxes required to have been paid (whether shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (g) above. To the best of the Selling Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Selling Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against the Selling Fund.

(k) All issued and outstanding shares of the Selling Fund are validly issued, fully paid and non-assessable by the Selling Fund. All the issued and outstanding shares of the Selling Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Selling Fund Transfer Agent as provided in Section 3.3 of this Reorganization Agreement. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Selling Fund and has no outstanding securities convertible into shares of the Selling Fund.

(l) At the time of the Closing, the Selling Fund will have good and marketable title to the Selling Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2 of this Reorganization Agreement, and full right, power, and authority to sell, assign, transfer, and deliver such assets, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no other restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (“1933 Act”), except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing.

(m) Other than approval by the Selling Fund Shareholders, the execution, delivery and performance of this Reorganization Agreement have been duly authorized by all necessary action on the part of the Selling Fund and the Selling Trust’s Board of Trustees. Subject to approval by the Selling Fund Shareholders, this Reorganization Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable U.S. federal securities and other laws and regulations.

(o) The current prospectus and statement of additional information of the Selling Fund conform, in all material respects, to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Selling Trust or the Selling Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(p) From the effective date of the Registration Statement (as defined in Section 5.7 of this Reorganization Agreement), through the time of the meeting of the Selling Fund Shareholders (“Selling Fund Meeting”) and on the Closing Date, any written information furnished by the Selling Fund for use in the Proxy Materials (as defined in Section 5.7 of this Reorganization Agreement), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(q) For each taxable year of its operations ending prior to the Closing Date, the Selling Fund (i) has had in effect an election to qualify as, and has qualified, as a “regulated investment company” under Subchapter M of the Code (“RIC”), (ii) has been eligible to and has computed its U.S. federal income tax under Section 852 of the Code, (iii) has been treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Selling Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provision of prior law) did not apply to it. The Selling Fund meets all applicable requirements for qualification as a RIC as of the Closing Date. The Selling Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to Section 852 or 4982 of the Code that remains unpaid.

(r) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act or Delaware state law, as applicable, for the execution of this Reorganization Agreement by the Selling Trust on behalf of the Selling Fund, except for the effectiveness of the Form N-14 Registration Statement (as defined in Section 5.7 of this Reorganization Agreement) and the Acquiring Trust’s Post-Effective Amendment (as defined in Section 8.6 of this Reorganization Agreement) and the filing of any documents that may be required under Delaware state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Reorganization Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in Section 5.2 of this Reorganization Agreement.

(s) The Selling Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Selling Trust.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Selling Fund as follows:

(a) The Acquiring Trust is a business statutory trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

(b) The Acquiring Fund is a separate series of the Acquiring Trust duly authorized in accordance with the applicable provisions of the Acquiring Trust’s Declaration of Trust.

(c) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Acquiring Fund was formed solely for the purpose of effecting the Reorganization, has not commenced operations or engaged in any business and will not do so until after the Closing and, except with respect to the consideration received in exchange for the issuance of the Initial Shares, has not owned any assets and will not own any assets prior to the Closing. There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than the Initial Shares issued to the Sole Shareholder in association with the organization of the Acquiring Fund. The Acquiring Fund will redeem and cancel such Initial Shares immediately prior to the Closing in exchange for an amount equal to the consideration received by the Acquiring Fund for such Initial Shares so that the Acquiring Fund will own no assets at the time of the Closing.

(e) The Acquiring Fund is not, and the execution, delivery and performance of this Reorganization Agreement will not result, in a violation of the Acquiring Trust’s Amended and Restated Declaration of Trust or Code of Regulations or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(f) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Trust or the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Trust or the Acquiring Fund to carry out the transactions contemplated by this Reorganization Agreement. Neither the Acquiring Trust nor the Acquiring Fund knows of any facts that might form a reasonable basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(g) The execution, delivery and performance of this Reorganization Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund and the Acquiring Trust’s Board of Trustees, and this Reorganization Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(h) The Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Reorganization Agreement will, at the Closing Date, have been duly authorized and will, after taking into account the redemption and cancellation of the Initial Shares, constitute all the issued and outstanding shares of the Acquiring Fund as of the Closing Date. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund and will be fully paid and non-assessable. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, and has no outstanding securities convertible into shares of the Acquiring Fund.

(i) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with U.S. federal securities and other laws and regulations.

(j) The prospectus and statement of additional information of the Acquiring Fund filed as part of the Acquiring Trust’s Post-Effective Amendment (as defined in Section 8.6 of this Reorganization Agreement), which will become effective prior to the Closing Date, conform, and as of the effective date of the Post-Effective Amendment will conform, in all material respects, to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not, and as of the effective date of the Post-Effective Amendment will not, with respect to the Acquiring Trust or the Acquiring Fund, include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(k) From the effective date of the Form N-14 Registration Statement (as defined in Section 5.7 of this Reorganization Agreement), through the time of the Selling Fund Meeting and on the Closing Date, any written information furnished by the Acquiring Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7 of this Reorganization Agreement), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(l) The Acquiring Fund (i) will elect or maintain an election to be a RIC, will qualify for the tax treatment afforded RICs under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (ii) will be eligible to compute its U.S. federal income tax under Section 852 of the Code for the taxable year that includes the Closing Date, and (iii) will be treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code for the taxable year that includes the Closing Date.

(m) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Reorganization Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, or the performance of this Reorganization Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Form N-14 Registration Statement (as defined in Section 5.7 of this Reorganization Agreement) and the Post-Effective Amendment (as defined in Section 8.6 of this Reorganization Agreement) and the filing of any documents that may be required under the laws of the Commonwealth of Massachusetts and except for such other consents, approvals, authorizations and filings as have been made or received and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate to continue its operations after the Closing Date.

(o) The Acquiring Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Acquiring Trust.

4.3 REPRESENTATIONS OF BOTH THE ACQUIRING FUND AND THE SELLING FUND. Each of the Acquiring Trust and the Selling Trust, on its respective Fund’s behalf, represents and warrants to the other, on its respective Fund’s behalf, as follows:

(a) No expenses incurred by the Selling Fund or on its behalf, in connection with the Reorganization will be paid or assumed by the Acquiring Fund, the Adviser, or any other third party, unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and, to the knowledge of the Acquiring Trust or the Selling Trust, as applicable, no cash or property other than the Acquiring Fund Shares will be transferred to the Selling Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

(b)       To the knowledge of the Acquiring Trust or the Selling Trust, the Selling Fund Shareholders will be responsible for their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization.

ARTICLE V
COVENANTS OF ACQUIRING FUND AND SELLING FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to Section 1.2 of this Reorganization Agreement, the Selling Fund will operate its business in the ordinary course of business between the date of this Reorganization Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise taxes, and shareholder purchases and redemptions. The Acquiring Fund shall not conduct any business prior to the Closing Date, other than such activity as is necessary to consummate the transactions contemplated by this Reorganization Agreement. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Reorganization Agreement being or becoming untrue in any material respect.

5.2 SHAREHOLDER APPROVAL. The Selling Fund will call a special Selling Fund Meeting to consider and act upon this Reorganization Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Reorganization Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Reorganization Agreement.

5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund’s shares as permitted by shareholder account registrations.

5.5 FURTHER ACTION. Subject to the provisions of this Reorganization Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Reorganization Agreement, including any actions required to be taken after the Closing Date. In particular, the Selling Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Selling Fund’s assets and otherwise to carry out the intent and purpose of this Reorganization Agreement.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Selling Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Selling Trust’s Treasurer, a statement of the earnings and profits of the Selling Fund for U.S. federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

5.7 PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS. The Acquiring Trust will prepare and file with the Securities and Exchange Commission (“Commission”) a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Selling Fund Shareholders (“Registration Statement”). The Registration Statement shall include a proxy statement of the Selling Fund and a prospectus of the Acquiring Fund relating to the transactions contemplated by this Reorganization Agreement. The Registration Statement shall be in compliance, in all material respects, with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (“Proxy Materials”), for inclusion therein, in connection with the Selling Fund Meeting to consider the approval of this Reorganization Agreement and the transactions contemplated herein.

5.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Commission, any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant authority, is and shall remain the responsibility of the Selling Fund.

5.9 TAX STATUS OF REORGANIZATION. The parties intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. None of the Selling Trust, the Selling Fund, the Acquiring Trust or the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. At or prior to the Closing Date, the parties to this Reorganization Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Davis Graham & Stubbs LLP to render the tax opinion contemplated in this Reorganization Agreement.

5.10 COMPLIANCE WITH SECTION 15(f) OF THE 1940 ACT. (a) The Acquiring Trust agrees that for a period of three (3) years after the Closing Date, the Acquiring Trust will maintain the composition of its Board of Trustees so that at least 75% of the board members of the Acquiring Fund or the Acquiring Trust, as applicable (or any successor) are not “interested persons” (as defined in the 1940 Act) of the Adviser; and (b) the Adviser agrees that for a period of two (2) years after the Closing Date, neither the Adviser nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund (or any successor)) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

5.11 STATEMENT OF ASSETS AND LIABILITIES. The Selling Fund shall, as soon as is reasonably practicable after the Closing Date, deliver to the Acquiring Fund a statement of the Selling Fund’s assets and liabilities, together with a list of the Selling Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Trust.

5.12 CONFIDENTIALITY.

(a) The Acquiring Trust, the Acquiring Fund, the Selling Trust, the Selling Fund, and the Adviser ("Protected Persons") will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all non-public, confidential or proprietary information obtained from the other Protected Persons in connection with the transactions contemplated by this Reorganization Agreement, except such information may be disclosed (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Reorganization Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Reorganization Agreement, the Protected Persons agree that they along with their board members, employees, representatives, agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Reorganization Agreement or otherwise, except such information may be disclosed (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Reorganization Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE VI
CONDITION PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

6.1 All representations, covenants, and warranties of the Acquiring Trust and the Acquiring Fund contained in this Reorganization Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund’s name by the Acquiring Trust’s President and its Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2 The Acquiring Fund shall have performed and complied, in all material respects, with all terms, conditions, covenants, obligations, agreements and restrictions required by this Reorganization Agreement to be performed or complied with by the Acquiring Fund prior to or at the Closing.

6.3 The Acquiring Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Selling Trust an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the Assumed Liabilities of the Selling Fund not discharged prior to the Closing Date in accordance with Paragraph 1.3 of this Reorganization Agreement.

6.4 The Selling Fund shall have received on the Closing Date an opinion from Davis Graham & Stubbs LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund substantially to the effect that:

(a) The Acquiring Trust has been formed as a business statutory trust and is existing under the laws of the Commonwealth of Massachusetts and, as far as counsel’s knowledge, has the power as a business trust under its Declaration of Trust to carry on its business as an open-end investment company. The Acquiring Fund has been established as a separate series of the Trust under the Declaration of Trust.

(b) The Acquiring Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) Assuming that the consideration of not less than NAV has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Reorganization Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

(d) Each of the Registration Statement and Post-Effective Amendment is effective and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained.

(e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained.

(f) The execution and delivery of this Reorganization Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Acquiring Trust’s Amended and Restated Declaration of Trust or Code of Regulations.

(g) This Reorganization Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Reorganization Agreement by the Selling Trust, on behalf of the Selling Fund, is a valid and binding obligation of the Acquiring Trust on behalf of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

In rendering its opinion, Davis Graham & Stubbs LLP may rely on local state counsel. Such opinion shall be based on customary assumptions and such representations as Davis Graham & Stubbs LLP and local counsel may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

7.1 All representations, covenants, and warranties of the Selling Trust and the Selling Fund contained in this Reorganization Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Selling Fund’s name by the Selling Trust’s President and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Selling Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Reorganization Agreement to be performed or complied with by the Selling Fund prior to or at the Closing.

7.3 The Acquiring Fund shall have received on the Closing Date an opinion from Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund substantially to the effect that:

(a) The Selling Trust has been formed as a statutory trust and is existing under the laws of the State of Delaware and, as far as counsel’s knowledge, has the power as a statutory trust under its Amended and Restated Agreement and Declaration of Trust, to carry on its business as an open-end investment company. The Selling Fund has been established as a separate series of the Selling Trust under the Amended and Restated Agreement and Declaration of Trust.

(b) The Selling Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c)  To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority under U.S. federal law or the Delaware Statutory Trust Act is required to be obtained in order to consummate the transactions contemplated herein, except as have been obtained (it being understood that we have made no independent investigation or analysis with respect to state securities laws and are not opining on such laws).

(d) The execution and delivery of this Reorganization Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Selling Trust’s Amended and Restated Agreement and Declaration of Trust (assuming approval of Selling Fund Shareholders has been obtained) or its Bylaws.

(e) This Reorganization Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Selling Trust on behalf of the Selling Fund and, assuming due authorization, execution and delivery of this Reorganization Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the Selling Trust on behalf of the Selling Fund enforceable against the Selling Trust on behalf of the Selling Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

In rendering its opinion, Morgan, Lewis & Bockius LLP may rely on local state counsel. Such opinion shall be based on customary assumptions and such representations as Morgan, Lewis & Bockius LLP and local counsel may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

7.4 The Selling Fund will, within a five (5) business days prior to the Closing Date, as such term is defined in Section 3.1 of this Reorganization Agreement, furnish the Acquiring Fund with a list of the Selling Fund’s portfolio securities and other investments.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT

The obligations of each Fund shall also be subject to the fulfillment of the following conditions (or waiver by the affected parties, except for Section 8.1 and Section 8.7 of this Reorganization Agreement):

8.1 This Reorganization Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with applicable law and the provisions of the Selling Trust Governing Documents. Notwithstanding anything herein to the contrary, neither Fund may waive the conditions set forth in this Section 8.1 of this Reorganization Agreement.

8.2 This Reorganization Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of the Acquiring Trust and the Board of Trustees of the Selling Trust, each in accordance with Rule 17a-8 under the 1940 Act, and each Fund shall have delivered to the other a copy of the resolutions approving this Reorganization Agreement adopted by its Board, certified by its Secretary or equivalent officer.

8.3 The Acquiring Trust, on behalf of and with respect to the Acquiring Fund, shall have entered into or adopted any and all agreements necessary for the Acquiring Fund’s operation as a series of an open-end investment company.

8.4 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Reorganization Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with this Reorganization Agreement or the transactions contemplated herein.

8.5 All required consents of other parties and all other consents, orders, and permits of U.S. federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such U.S. federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.6 The post-effective amendment to the Acquiring Trust’s registration statement on Form N-1A relating to the Acquiring Fund Shares under the 1933 Act and the 1940 Act, as applicable (“Post-Effective Amendment”), shall have become effective, and any additional post-effective amendments to any such registration statement as are determined by the Trustees of the Acquiring Trust to be necessary and appropriate shall have been filed with the Commission and shall have become effective; and no stop order suspending the effectiveness of such registration statement shall have been issued. The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Reorganization Agreement, no investigation or proceeding for these purposes shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.7 The Funds shall have received an opinion of Davis Graham & Stubbs LLP, addressed to the Acquiring Trust, the Selling Trust, and their Boards of Trustees, respectively, substantially to the effect that with respect to the Reorganization for U.S. federal income tax purposes:

(a) The transfer of all the Selling Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund followed by the pro rata distribution, by class, by the Selling Fund of all the Acquiring Fund Shares to the Selling Fund Shareholders in complete liquidation of the Selling Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund.

(c) No gain or loss will be recognized by the Selling Fund upon the transfer of all the Selling Fund’s assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Selling Fund Shareholders solely in exchange for such shareholders’ shares of the Selling Fund in complete liquidation of the Selling Fund.

(d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e) The aggregate basis of the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization.

(f) The basis of the Selling Fund’s assets transferred to the Acquiring Fund will be the same as the basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

(g) The consummation of the Reorganization will not terminate the taxable year of the Selling Fund. The part of the taxable year of the Selling Fund before the Reorganization and part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Selling Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code, (2) the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles upon the transfer of such asset regardless of whether such transfer would otherwise be a non-recognition transaction, or (3) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as tax counsel may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this Section 8.7 of this Reorganization Agreement.

ARTICLE IX
EXPENSES

9.1 The Funds will pay no the Reorganization Expenses. The Adviser will pay all Reorganization Expenses including, but not limited to: (a) expenses associated with the preparation and filing of the Registration Statement and Post-Effective Amendment and amendments thereto; (b) postage; (c) accounting fees; (e) legal fees incurred by each Fund, including fees to counsel of the Selling Trust and counsel to the Independent Trustees of the Selling Trust; (f) solicitation costs of the transaction; (g) expenses associated with special meetings, if any, of the Boards of Trustees of the Acquiring Trust and Selling Trust in connection with the Reorganization; and (h) other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, exchange fees, and securities registration fees). For avoidance of doubt, if the Reorganization is not consummated, the Adviser will bear full responsibility for payment of the Reorganization Expenses.

9.2 At the Closing, the Adviser shall pay the estimated costs of the Reorganization to be paid by it pursuant to paragraph 9.1, and any remaining balance shall be paid by the Adviser within thirty (30) days after the Closing.

9.3 Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.4 Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Selling Fund or the Acquiring Fund, as the case may be, as a RIC.

ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

10.1 The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Reorganization Agreement constitutes the entire agreement between and among the parties.

10.2 Except for the covenants set forth in Sections 1.4, 1.9, 5.5, 5.6, 5.10, 5.11, 5.12, 9.1, 9.2 and 10.2 of this Reorganization Agreement, the representations, warranties, and covenants contained in this Reorganization Agreement or in any document delivered pursuant to or in connection with this Reorganization Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI
TERMINATION

11.1 This Reorganization Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Selling Trust and such termination may be effected by the Presidents of the Acquiring Trust and the Selling Trust in writing without further action by their respective Boards of Trustees. In addition, either the Acquiring Trust or the Selling Trust may at its option terminate this Reorganization Agreement at or before the Closing Date due to:

(a) a material breach by the other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within thirty (30) days of written notice thereof to the breaching party and prior to the Closing Date;

(b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) a determination by the Board of Trustees of the Acquiring Trust or the Board of Trustees of the Selling Trust that the consummation of the transactions contemplated herein is not in the best interests of the Acquiring Fund or Selling Fund, respectively.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Selling Trust, the Selling Fund, the Adviser, or their respective board members, members, shareholders and officers, but Section 9.1 shall continue to apply. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII
AMENDMENTS

12.1 This Reorganization Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Trust and the Selling Trust as specifically authorized by their respective Boards of Trustees; provided, however, that following the Selling Fund meeting called by the Selling Fund pursuant to Section 5.2 of this Reorganization Agreement, no such amendment may have the effect of changing the provisions hereof to the detriment of such shareholders without their further approval.

ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW;
ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and section headings contained in this Reorganization Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Reorganization Agreement.

13.2 This Reorganization Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Reorganization Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without regard to conflict of laws.

13.4 This Reorganization Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Reorganization Agreement.

13.5 It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the trustees, directors, shareholders, nominees, officers, agents, or employees of the Acquiring Trust or the Selling Trust personally but shall bind only the property of the respective Fund, as provided in the trust instrument of the Acquiring Trust and the Selling Trust Governing Documents. Moreover, no series of the Selling Trust or Acquiring Trust other than the Selling Fund or Acquiring Fund, respectively, shall be responsible for the obligations of the Acquiring Trust or Selling Trust hereunder, and all persons shall look only to the assets of the applicable Fund to satisfy the obligations of such Trust and Fund hereunder. The execution and delivery of this Reorganization Agreement have been authorized by the Board of Trustees of the Acquiring Trust on behalf of the Acquiring Fund and the Board of Trustees of the Selling Trust on behalf of the Selling Fund and signed by authorized officers of the Acquiring Trust and the Selling Trust, respectively, acting as such. Neither the authorization by such Board of Trustees, as applicable, nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally but shall bind only the property of the respective Fund.

ARTICLE XIV
NOTICES

14.1 Any notice, report, statement or demand required or permitted by any provisions of this Reorganization Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Selling Trust or to the Acquiring Trust at the applicable address set forth in the first paragraph of this Reorganization Agreement, or to any other address that the Selling Trust or the Acquiring Trust shall have last designated by notice to the other party.

(signature page follows)

IN WITNESS WHEREOF, the parties have duly executed this Reorganization Agreement, all as of the date first written above.

SEGALL BRYANT & HAMILL TRUST, on behalf of [Acquiring Fund]

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

INVESTMENT MANAGERS SERIES TRUST, on behalf of the [Selling Fund]

By:
Name:
	Title:	President

ACKNOWLEDGED:

By:
Name:
Title:

The undersigned is a party to this Reorganization Agreement for the purposes of Sections 1.7, 5.10, 5.12, 9.1 and 9.2 only

SEGALL BRYANT & HAMILL, LLC

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

Appendix B

SHAREHOLDER INFORMATION FOR THE EXISTING FUNDS

Listed below is the name, address and percent ownership of each person who, as of May 1, 2019, to the best knowledge of the Funds owned 5% or more of the outstanding shares of each class of each Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Segall Bryant & Hamill All Cap Fund-Institutional Class
Name and Address of Shareholder	% of Fund Held	No. of Shares	Type of Ownership
Charles Schwab & Co. Inc. Attn: Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105	92.02%	5,909,426.105	Record Only

Segall Bryant & Hamill Small Cap Value Fund-Institutional Class
Name and Address of Shareholder	% of Fund Held	No. of Shares	Type of Ownership
National Financial Services, LLC 499 Washington Blvd. 4th Floor Jersey City, NJ 07310	15.55%	1,724,018.528	Record Only
Charles Schwab & Co. Inc. Attn: Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105	63.75%	7,098,149.125	Record Only
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	5.43%	614,168.492	Record Only

Segall Bryant & Hamill Emerging Market Fund - Class A
Name and Address of Shareholder	% of Fund Held	No. of Shares	Type of Ownership
Charles Schwab & Co. Inc. Attn: Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105	83.94%	243,347.565	Record Only
Northern Trust Custodian FBO NCH Winter Trust - Full Moon PO Box 92956 Chicago, IL 60675	11.39%	33,021.123	Record Only

Segall Bryant & Hamill Emerging Market Fund - Class I
Name and Address of Shareholder	% of Fund Held	No. of Shares	Type of Ownership
Charles Schwab & Co. Inc. Attn: Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105	41.46%	1,601,480.430	Record Only
Bank of America MFO 6482723 PO Box 843869 Dallas, TX 75284	6.20%	239,304.567	Record Only

Segall Bryant & Hamill International Small Cap Fund - Class A
Name and Address of Shareholder	% of Fund Held	No. of Shares	Type of Ownership
Charles Schwab & Co. Inc. Attn: Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105	66.25%	1,261,242.993	Record Only
TD Ameritrade PO Box 2226 Omaha, NE 68103	5.16%	98,410.852	Record Only

Segall Bryant & Hamill International Small Cap Fund - Class I
Name and Address of Shareholder	% of Fund Held	No. of Shares	Type of Ownership
Capinco c/o US Bank NA 1555 N. Rivercenter Drive Suite 302 Milwaukee, WI 53212	5.82%	1,405,640.993	Record Only
Northern Trust Custodian FBO USW Pension Plan PO Box 92956 Chicago, IL 60675	7.68%	1,853,652.302	Record Only
Wells Fargo Bank NA FBO Omnibus Cash PO Box 1533 Minneapolis, MN 55480	10.16%	2,453,044.043	Record Only
National Financial Services, LLC 499 Washington Blvd. 4th Floor Jersey City, NJ 07310	18.25%	4,404,348.767	Record Only
Saxon & Co. PO Box 94597 Cleveland, OH 44101	11.28%	2,721,021.540	Record Only
Saint Louis University 3545 Lindell Blvd Saint Louis, MO 63103	10.40%	2,509,551.331	Beneficial

Security Ownership of Management and Trustees

To the best of the knowledge of each Fund, the ownership of shares of a Fund by executive officers and trustees of the Fund as a group constituted less than 1% of each outstanding class of shares of the Fund as of May 1, 2019.

Appendix C

INVESTING IN THE NEW FUNDS

BUYING AND REDEEMING SHARES

Payments to Financial Intermediaries and Other Arrangements

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Networking, Sub-Accounting and Administrative Fees

Select financial intermediaries may enter into arrangements with each Fund, or its designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of each Fund. These activities are routinely processed through the National Securities Clearing Corporation’s Fund/SERV and Trust Networking systems or similar systems. In consideration for providing these services in an automated environment, such financial intermediaries may receive compensation from each Fund.

Investment Minimums

Investment Minimums	Retail Class(1)	Institutional Class(2),(3)
To open a new regular account	$2,500	$250,000
To open a new retirement, education(4) or UGMA/UTMA account	$1,000	$250,000
To open an Automatic Investment Plan account	$1,000	$250,000
Automatic Investments	$25 per month per Fund	–
To add to any type of account	$25	–

The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part, including the right to waive the Institutional Class minimums if, in the Adviser’s sole opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum.

(1)	Existing accounts and automatic investment plans established before October 1, 2000, are entitled to reduced investment minimums: $1,000 for existing regular accounts; $250 for existing retirement or UGMA/UTMA accounts.

(2)	The minimum investment in the Institutional Class shares is $250,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts with common ownership within a Fund. Common ownership includes individual and joint accounts as well as accounts where an investor has beneficial ownership through acting as a custodian for a minor account or as a beneficiary to a trust account. Please see the section “Accounts Opened Through a Service Organization” of the prospectus for more information regarding investment minimums on Accounts opened through a Service Organization.

(3)	The following persons may purchase Institutional Class shares of the Funds without meeting the investment minimum requirements for the Institutional Class shares:

Investors who established accounts prior to July 15, 2019, in Institutional Class shares with the Fund’s distributor who have continuously maintained an account in Institutional Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Institutional Class grandfathered investors.”

Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Institutional Class shares prior to July 15, 2019, that has continuously maintained such agreement. These intermediaries are referred to as “Institutional Class grandfathered intermediaries”.

(4)	A description of the retirement and education accounts available for investment in the Segall Bryant & Hamill Funds may be found in the Statement of Additional Information (“SAI”) for the Funds. Please see the back cover of this prospectus for the telephone number, mailing address, and website address where you can request a free copy of the SAI.

Buying Shares

You may purchase additional Fund shares through any of the options below or in person at the location identified in the section “How to Invest and Obtain Information”. . In addition, if you are an existing shareholder, you may open a new account with identical registration and account options in another Fund by any of these methods.

By Mail

Opening a New Account

Mail a completed Account Application with your check to the appropriate address as follows:

By Regular Mail:

Segall Bryant & Hamill Funds

P.O. Box 46707

Cincinnati, OH 45246-07073

By Express, Certified or Registered Mail:

Segall Bryant & Hamill Funds

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Adding to Your Existing Account

Complete the tear-off investment slip from your last statement and mail with your check to the appropriate address. Or, send your check and a written request following the instructions in the section “Purchasing Shares” of the prospectus to the appropriate address.

By Telephone*	If you are an existing shareholder, you may purchase additional Fund shares by telephone. Call (800) 392-2673 to speak with an Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time.

By Online Access*	If you are an existing shareholder, you may purchase additional shares online. Access the Segall Bryant & Hamill Transaction Center at www.sbhfunds.com 24 hours a day, seven days a week.
By Automatic Investment Plan

Complete the Automatic Investment Plan Section on your Account Application to have money automatically withdrawn from your bank account monthly, quarterly or annually.

The minimum automatic investment for Retail Class shares is $25 per month per Fund.

To add this option to your account, please call (800) 392-2673 or access www.sbhfunds.com for the appropriate form.

By Wire

You may purchase Fund shares by wire transfer from your bank account to your Fund account.

To place a purchase by wire, please call (800) 392-2673 to speak with a Segall Bryant & Hamill Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time.

Important notes on purchasing shares:

●	When you purchase shares, your request will be processed at the net asset value calculated after your order is received in good order and with clear instructions as to the Fund, account number, and amount.
●	Please make your check payable to Segall Bryant & Hamill Funds in U.S. dollars drawn on a U.S. bank account.
●	Cash, credit card checks, traveler’s checks, money orders, instant loan checks, third-party checks, checks drawn on foreign banks, cashier’s checks, or checks with inconsistencies between the name on the bank account and fund account registration will not be accepted for purchases.
●	If you are purchasing shares in a retirement account, please indicate whether the purchase is a rollover, a current year or a prior- year contribution.
●	After receipt of your order by wire, telephone, or online, your bank account will be debited the next business day for wire transfers and the second business day for electronic fund transfers.
●	If a check does not clear your bank, Segall Bryant & Hamill Funds reserves the right to cancel the purchase.
●	If Segall Bryant & Hamill Funds is unable to debit your predesignated bank account for purchases, Segall Bryant & Hamill Funds may make additional attempts or cancel the purchase.
●	Segall Bryant & Hamill Funds reserves the right to reject any order.
●	If your purchase is cancelled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. Segall Bryant & Hamill Funds (or its agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Funds.
●	A transfer of shares between classes of the same Fund generally is not considered a taxable transaction, although it may give rise to tax reporting requirements for certain significant shareholders.

Redeeming Shares

You may redeem your Fund shares by any of the options below or in person at:

Segall Bryant & Hamill Funds

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

By Mail	Send a written request following the instructions in the section “Redeeming Shares” of the prospectus and mail to the appropriate address.
By Telephone*

If you are an existing shareholder, you may redeem your shares by telephone.

Call (800) 392-2673 to speak with an Investor Service Representative from 8 a.m. to 6 p.m. Eastern Time or use the Segall Bryant & Hamill Automated Service Line 24 hours a day, seven days a week.

By Online Access*	If you are an existing shareholder, you may redeem your shares online. Access the Segall Bryant & Hamill Transaction Center located at www.sbhfunds.com 24 hours a day, seven days a week.

Redemption Payments

●	You may redeem your Fund shares on any business day that the New York Stock Exchange (the “Exchange”) is open.
●	Generally, redemption proceeds will be sent by check to the shareholder’s address of record within seven days after receipt of a valid redemption request.
●	Generally, a wire transfer will be sent directly into your designated bank account the next business day after receipt of your valid redemption request, and an electronic funds transfer will be sent the second business day after receipt of your order.
●	If the shares you are redeeming were purchased by check, Segall Bryant & Hamill Funds will delay the mailing of your redemption check for up to 15 days from the day of purchase to allow the purchase to clear. If the shares you are redeeming were purchased by telephone, computer or through the Automatic Investment Plan, Segall Bryant & Hamill Funds will delay the mailing of your redemption check until confirmation of adequate funds has been received, which is generally no longer than five business days.
●	The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments at your bank, when shareholder payment instructions are followed.

Redemptions In-Kind

The Funds reserve the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash. Shareholders who receive a redemption-in-kind may incur additional costs when they convert the securities received to cash and may receive less than the redemption value of their securities, particularly where securities are sold prior to maturity. Under the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

It is anticipated that a Fund will meet redemption requests through the sale of portfolio assets or from its holdings in cash or cash equivalents. A Fund may use the proceeds from the sale of portfolio assets to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed or abnormal market conditions, including circumstances adversely affecting the liquidity of a Fund’s investments, in which case a Fund may be more likely to be forced to sell its holdings to meet redemptions than under normal market conditions. Each Fund reserves the right to redeem in kind. Redemptions in kind typically are used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to limit the impact of a large redemption on the Fund and its remaining shareholders. Redemptions in kind may be used in normal as well as in stressed market conditions. A Fund may also borrow, or draw on lines of credit that may be available to the Fund individually or to the Trust, in order to meet redemption requests during stressed market conditions.

Medallion Signature Guarantees

A Medallion signature guarantee assures that a signature is genuine. It is intended to protect shareholders and the Funds against fraudulent transactions by unauthorized persons. A signature guarantee is not the same as a notarized signature. You can obtain a signature guarantee from a bank or trust company, credit union, broker, dealer, securities exchange or association, clearing agency or savings association.

A Medallion signature guarantee must be signed in the name of the guarantor by an authorized person with that person’s title and the date. The Funds may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. Call your financial institution to see if they have the ability to guarantee your signature.

Shareholders living abroad may acknowledge their signatures at an overseas branch of a U.S. bank, member firm of a stock exchange or any foreign bank having a branch office in the United States.

To protect your accounts from fraud, the following transactions will require a signature guarantee:

●	Transferring ownership of an account.
●	Redeeming by check payable to someone other than the account owner(s).
●	Redeeming by check mailed to an address other than the address of record.
●	Redeeming by check mailed to an address that has been changed without a signature guarantee within the last 15 days.
●	Redeeming by electronic transfer to a bank account other than the bank account of record.

Each shareholder may request the Funds to require a signature guarantee for redemptions greater than $25,000 from your account by completing the applicable section of the Account Application or by calling (800) 392-2673. Once this election has been made, the Funds may only remove it upon receipt of a signature guaranteed letter of instruction.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

Annual Fiduciary Account Fee

There is an annual pass through IRA and Coverdell Education Savings Account maintenance fee of $10.00 that is charged by the IRA custodian on a per-account basis.

Annual Small Balance Account Maintenance Fee – Retail Class Only

The Funds may deduct an annual maintenance fee of $12.00 from accounts serviced directly by the Funds with a value less than $750 due to either market activity or redemptions. It is expected that accounts will be valued for the purpose of calculating this maintenance fee on the first Friday of December each year. The fee is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts with an active automatic investment plan or from accounts of shareholders who have a total of $10,000 or more invested directly with the Funds in multiple accounts (multiple accounts with balances totaling over $10,000 must have the same Social Security number to qualify).

Redemption of Low Balance Accounts

If your account balance falls below the required minimums presented in the section “Annual Small Balance Account Maintenance Fee – Retail Class Only” of the prospectus due to redemptions, a letter may be sent advising you to either bring the value of the shares held in the account up to the minimum or establish an automatic investment of at least $25 per month for Retail Class accounts. If action is not taken within 45 days of the notice, the Retail Class shares held in the account may be redeemed and the proceeds sent by check to your address of record. Institutional Class shares may be exchanged to the Retail Class. The Funds reserve the right to increase the investment minimums.

Involuntary Redemptions

The Funds reserve the right to close an account if the shareholder is deemed to engage in activities relating to the Funds that are illegal or otherwise believed to be detrimental to a Fund.

Redemption Payments/Redemptions In-Kind

The Funds reserve the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash. Shareholders who receive a redemption-in-kind may incur additional costs when they convert the securities received to cash and may receive less than the redemption value of their securities, particularly where securities are sold prior to maturity. Under the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

It is anticipated that a Fund will meet redemption requests through the sale of portfolio assets or from its holdings in cash or cash equivalents. A Fund may use the proceeds from the sale of portfolio assets to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed or abnormal market conditions, including circumstances adversely affecting the liquidity of a Fund’s investments, in which case a Fund may be more likely to be forced to sell its holdings to meet redemptions than under normal market conditions. Each Fund reserves the right to redeem in kind. Redemptions in kind typically are used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to limit the impact of a large redemption on the Fund and its remaining shareholders. Redemptions in kind may be used in normal as well as in stressed market conditions. A Fund may also borrow, or draw on lines of credit that may be available to the Fund individually or to the Trust, in order to meet redemption requests during stressed market conditions.

Address Changes

To change the address on your account, call (800) 392-2673 or send a written request signed by all account owners. Include the name of the Fund(s), the account number(s), the name(s) on the account and both the old address and new address. Certain options may be suspended for 15 days following an address change unless a signature guarantee is provided.

Registration Changes

To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Certain registration changes may have tax implications. Please contact your tax adviser. For more information call (800) 392-2673.

Quarterly Consolidated Statements and Shareholder Reports

The Funds will send you a consolidated statement quarterly and, with the exception of automatic investment plan transactions and dividend reinvestment transactions, a confirmation after every transaction that affects your share balance or your account registration. A statement with tax information regarding the tax status of income dividends and capital gain distributions will be mailed to you each year and filed with the IRS.

Each year, we will send you an annual and a semi-annual report. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semi-annual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You will also receive an updated Prospectus at least once each year. Please read these materials carefully, as they will help you understand your investments in Segall Bryant & Hamill Funds.

To reduce expenses and demonstrate respect for the environment, we will deliver a single copy of the Funds’ financial reports and Prospectuses to multiple investors with the same mailing address. Shareholders who desire individual copies of such reports or Prospectuses should call (800) 392-2673 or write to us at Segall Bryant & Hamill Funds, P.O. Box 46707, Cincinnati, OH 45246-0707. In addition, shareholders have the option to discontinue printed and mailed account statements and/or shareholder reports in favor of electronic versions which may be accessed on the Funds’ website through a link contained in an email sent to the shareholder. Shareholders must “opt-in” for this service by following the instructions on the website at www.sbhfunds.com.

Verification of Shareholder Transaction Statements

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire/Insufficient Funds Policy

The Funds reserve the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. You will be responsible for any fees charged to the Fund for insufficient funds (failed payment) and you may be responsible for any fees imposed by your bank as well as any losses that the Fund may incur as a result of the canceled purchase.

Disclosure of Fund Holdings

The SAI contains a complete description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities. All of the Funds’ holdings are posted on the Funds’ website at www.sbhfunds.com on or around the 15th of each month. Information on the Funds’ top ten holdings may be posted earlier than the complete holdings.

Price of Fund Shares

All purchases, redemptions, and exchanges will be processed at the net asset value (“NAV”) next calculated after your request is received in good order by the transfer agent or certain authorized financial intermediaries in proper form. A Fund’s NAV is determined as of the close of regular trading on the Exchange, currently 4:00 p.m. Eastern Time, on each day that the Exchange is open. In order to receive that day’s price, your request must be received by the transfer agent or certain authorized financial intermediaries by the close of regular trading on the Exchange on that day. If not, your request will be processed at the Fund’s NAV at the close of regular trading on the next business day. To be in good order, your request must include your account number and must state the Fund shares you wish to purchase, redeem or exchange.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the Exchange is stopped at a time other than 4:00 p.m. Eastern Time. In the event the Exchange does not open for business because of an emergency, the Funds may, but are not required to, open one or more Funds for purchase, redemption, and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency situation, please call (800) 392-2673.

In the case of participants in certain employee benefit plans investing in certain Funds and certain other investors, purchase and redemption orders will be processed at the NAV next determined after the Service Organization (as defined below) acting on their behalf receives the purchase or redemption order.

The Funds have authorized financial intermediaries to accept on its behalf purchase and redemption orders made through a mutual fund supermarket. Such financial intermediaries may designate other financial intermediaries to accept purchase and redemption orders on behalf of the Funds.

The Trust reserves the right to reprocess purchase, redemption, and exchange transactions that were initially processed at a NAV that is subsequently adjusted, and recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV, provided that such reprocessing commences upon determination of a NAV adjustment and proceeds until fully implemented.

A Fund’s NAV is calculated by dividing the total value of its investments and other assets, less liabilities, by the total number of shares outstanding. Each Fund’s investments are generally valued at market value or, when market quotations are not readily available or when events occur that make established valuation methods unreliable, at fair value as determined in good faith under the direction of the Board of Trustees (the “Board”). If any security is valued using fair value pricing, a Fund’s value for that security is likely to be different from the last quoted market price and from the prices used by other mutual funds to calculate their net asset values.

Valuation

Valuing Domestic Securities

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. However, securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market, for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices. There are very limited circumstances in which domestic securities are expected to use fair value pricing (for example, if the exchange on which a security is principally traded closes early, if trading in a particular security was halted during the day and did not resume prior to the valuation time or when investing in restricted or private placement securities with no readily available market price). Exchange-traded interest rate futures are valued at the settlement price determined by the relevant exchange.

Valuing Foreign Securities

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal foreign exchange. If a security is valued in a currency other than U.S. dollars, the value will be converted to U.S. dollars using the most recent exchange rate prior to the valuation time provided by the Funds’ independent pricing service. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell shares. Notwithstanding the foregoing, if an event has occurred after the relevant foreign market has closed but prior to the valuation time that is likely to materially affect a Fund’s net asset value (i.e., a “significant event”), the security will be fair valued by the Adviser, using pricing procedures for the Funds that have been approved by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to, company-specific announcements, significant market volatility, natural disasters, armed conflicts, and significant governmental actions. The primary objective of fair value pricing with respect to foreign securities is to minimize the possibilities for time-zone arbitrage.

Valuing Fixed Income Obligations

Fixed income obligations generally do not have readily available market quotations. As such, the Funds employ an independent pricing service selected by the Adviser, and approved by the Board, that may provide “evaluated” prices using generally accepted pricing methodologies. Prices obtained from the pricing service utilize both dealer-supplied valuations when available, and modeling techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. If the Adviser concludes that the “evaluated” price is unreliable or if the independent pricing service cannot provide a valuation for the security, the security may be valued using quotations from at least one broker-dealer selected by the Adviser or the security will be fair valued by the Adviser, using pricing procedures for the Funds that have been approved by the Board.

Derivatives

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Accounts Opened Through a Service Organization

You may purchase or sell Fund shares through an account you have with a financial intermediary (your “Service Organization”). Your Service Organization may charge transaction fees on the purchase and/or sale of Fund shares. Retail Class Accounts offered through a Service Organization may require different minimum initial and subsequent investments than Segall Bryant & Hamill Funds requires. Institutional Class accounts offered through a Service Organization that offer institutional class shares, such as but not limited to a transaction fee platform, will be exempt from the $250,000 minimum investment amount. Exceptions to the Institutional Class minimums will also apply for intermediaries in a fiduciary role with respect to retirement assets under applicable Department of Labor regulation, qualified retirement plans, and other account types with lower or no networking and/or omnibus fees charged to the Funds.

The Funds reserve the right to change the amount of minimums through Service Organizations from time to time or to waive them in whole or in part.

Service Organizations may also impose additional charges and restrictions, earlier cut-off times or different transaction policies and procedures, including more or less stringent policies, with respect to charging redemption fees from those applicable to shareholders that invest in Segall Bryant & Hamill Funds directly. Shareholders investing through Service Organizations should inquire about such policies prior to investing. The Service Organization, rather than you, may be the shareholder of record of your Fund shares. The Segall Bryant & Hamill Funds are not responsible for the failure of any Service Organization to carry out its obligations to its customers.

Certain Service Organizations may charge networking and/or omnibus account fees with respect to transactions in the Funds that are processed through the National Securities Clearing Corporation (“NSCC”) or similar systems. These fees may be paid by the Funds either directly to the Service Organizations or to the Administrators, which they use to reimburse the Service Organizations.

A Service Organization may receive fees from each Fund or the Adviser for providing services to the Fund or its shareholders. Such services may include, but are not limited to, shareholder assistance and communication, transaction processing and settlement, account set-up and maintenance, tax reporting, and accounting. In certain cases, a Service Organization may elect to credit against the fees payable by its customers all or a portion of the fees received from the Fund or the Adviser with respect to their customers’ assets invested in the Fund. Payments made by the Adviser are predominantly based on current assets serviced by the Service Organization, but they may be based on other measures, such as number of participants in a retirement plan. The amount of these payments, as determined from time to time by the Adviser, may be substantial, and may differ for different Service Organizations depending on service levels, depth of relationship and product. The Adviser may also share certain marketing expenses with, or pay for or sponsor, informational meetings, seminars or client appreciation events for such Service Organizations or financial intermediaries using such Service Organizations to raise awareness of the Funds. The receipt (or prospect of receiving) payments described above may provide a Service Organization, its salespersons or financial intermediaries using such Service Organizations with an incentive to favor sales of Fund shares over sales of other mutual funds (or non-mutual fund investments) with respect to which the financial intermediary does not receive such payments or receives payments in lower amounts. These payment arrangements will not, however, change the price an investor pays for shares or the amount that a Fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations of the Funds.

DISTRIBUTIONS AND TAXES

Distributions

A Fund’s income from dividends and interest and any net realized short-term capital gains are paid to shareholders as income dividends. A Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. Net realized long-term capital gains are paid to shareholders as capital gain dividends. A dividend will reduce the net asset value of a Fund share by the amount of the dividend on the ex-dividend date.

Distribution Schedule

Fund	Income Dividends	Capital Gains
Segall Bryant & Hamill All Cap Fund Segall Bryant & Hamill Small Cap Value Fund Segall Bryant & Hamill Emerging Markets Fund Segall Bryant & Hamill International Small Cap Fund	Generally declared and paid annually	Declared and paid at least annually and generally in December

When you open an account, all dividends and capital gains will be automatically reinvested in the distributing Fund unless you specify on your Account Application that you want to receive your distributions in cash or reinvest them in another Fund. Income dividends and capital gain distributions will be reinvested without a sales charge at the net asset value on the ex-dividend date. You may change your distribution option at any time by mail to the appropriate address listed under “How to Contact Segall Bryant& Hamill Funds,” calling (800) 392-2673, or online at www.sbhfunds.com.

Distribution checks will only be issued for payments greater than $25.00. Distributions will automatically be reinvested in shares of the fund(s) generating the distribution if under $25.00. Un-cashed distribution checks will be canceled and proceeds reinvested at the then current net asset value, for any shareholder who chooses to receive distributions in cash, if distribution checks: (1) are returned and marked as “undeliverable” or (2) remain un-cashed for six months after the date of issuance. If distribution checks are canceled and reinvested, your account election may also be changed so that all future distributions are reinvested rather than paid in cash. Interest will not accrue on uncashed distribution checks.

Taxes

U.S. Federal Income Taxes

The following is a summary of certain tax considerations under current law, which may be subject to change, possibly with retroactive effect. The following summarizes the U.S. federal income tax consequences of investments in the Funds for U.S. persons only, which include (i) U.S. citizens or residents, (ii) corporations organized in the United States or under the law of the United States or any state (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source; or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. Shareholders that are partnerships or nonresident aliens, foreign trusts or estates, or foreign corporations may be subject to different U.S. federal income tax treatment. This summary is general in nature and you should consult your tax adviser for further information regarding federal, state, local, and/or foreign tax consequences relevant to your specific situation.

This discussion is based on the assumption that the Funds will qualify under Subchapter M of the Code as regulated investment companies. There can be no assurance that such assumption will be correct.

Each Fund intends to declare as dividends all or substantially all of its taxable income, including its net capital gain (i.e., the excess of long-term capital gain over short-term capital loss).

Distributions attributable to the net capital gain of a Fund will be taxable to Fund shareholders as long-term capital gain, regardless of how long shares of the Fund are held. Currently, an individual’s net long-term capital gain is subject to a maximum tax rate of 20%, in addition to the 3.8% medicare surtax discussed below.

Other than distributions of net long-term capital gain, Fund distributions (except for exempt-interest dividends, discussed below) will generally be taxable as ordinary income or, if so designated by a Fund, as “qualified dividend income,” taxable to individual shareholders at tax rates applicable to long-term capital gains, provided that the individual receiving the dividend satisfies certain holding period requirements for his or her Fund shares. The amount of distributions from a Fund that will be eligible for the “qualified dividend income” lower rate, however, cannot exceed the amount of dividends received by a Fund that are qualifying dividends (i.e., dividends from U.S. corporations or certain qualifying foreign corporations). Thus, to the extent that dividends from a Fund are attributable to other sources, such as taxable interest, fees from securities lending transactions, certain distributions from real estate investment trusts, Code section 988 transactions or are short-term capital gains, such dividends will not be eligible for the lower rate. Nonetheless, if at least ninety-five percent (95%) of a Fund’s “gross income” is from qualifying dividends, then one hundred percent (100%) of its distributions will be eligible for the lower rate. For these purposes, a Fund’s gross income does not include gain from the disposition of stock or securities except to the extent that the net short-term capital gain from such dispositions exceeds the net long- term capital loss from such dispositions.

Fund distributions are taxable regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions paid to you.

If a dividend or distribution is made shortly after the purchase of Fund shares, the purchase price will reflect the amount of the upcoming distribution. You will incur taxes on the entire amount of the distribution received, even though, as an economic matter, you did not participate in these gains and the distribution simply constitutes a return of your initial investment. This is known as “buying into a dividend.”

Shareholders of a Fund will recognize taxable gain or loss on a sale, exchange or redemption of shares of the applicable Fund, including an exchange of shares for shares of another Fund, based on the difference between the shareholder’s adjusted tax basis in the shares disposed of and the amount received for them. Generally, this gain or loss will be long-term if your holding period for the shares disposed of exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after such date. In addition to the requirement to report the gross proceeds from the sale of Fund shares, the Funds will also be required to report the cost basis information for such shares and indicate whether such shares had a short-term or long-term holding period. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. In the absence of an election by a shareholder to elect otherwise from among the available IRS-accepted cost basis methods, the Funds will use a default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them.

Any distributions on sales, exchanges, or redemptions of shares held in an IRA (or other tax-qualified plan) are not currently taxable.

Fund dividends paid to corporate shareholders that are attributable to “qualifying dividends” received from U.S. domestic corporations may be eligible for the corporate dividends-received deduction, subject to certain holding period requirements, and debt financing limitations.

A Medicare surtax of 3.8% will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends. Any liability for this additional tax will be reported on, and paid with, your federal income tax return.

A shareholder of a Fund may be subject to backup withholding on any distributions of income (including exempt-interest dividends), capital gains, or proceeds from the sale or exchange of Fund shares if the shareholder (1) has provided either an incorrect tax identification number or no such number, (2) is subject by the IRS to backup withholding for failure to properly report payments of interest or dividends, (3) has failed to certify that the shareholder is not subject to backup withholding, or (4) has not certified that the shareholder is a U.S. person. The backup withholding rate is currently 24%.

The Tax Cuts and Jobs Act of 2017 (the “2017 Tax Act”) was signed into law on December 22, 2017. The 2017 Tax Act makes significant changes to the U.S. federal income tax rules for the taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Most of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. For more information, see the SAI. Prospective investors should consult their tax advisers regarding the implications of the 2017 Tax Act for investments in the Funds.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2018. The FATCA withholding tax generally may be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it: (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund).

The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report, and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address, and taxpayer identification number of each substantial U.S. owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Other State and Local Income Taxes

Shareholders may also be subject to other state and local income taxes on distributions and redemptions. Depending on the laws of a particular state, such income taxes may not apply to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or locality tax jurisdiction. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

 Appendix D

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

The financial highlights presented for the fiscal year ended June 30, 2018, and for the six-months period ended December 31, 2018, are for the Existing All Cap Fund and the Existing Small Cap Value Fund, and the financial highlights for the fiscal year October 31, 2018, are for the Existing Emerging Markets Fund and Existing International Small Cap Fund. The Existing All Cap Fund’s and Small Cap Value Fund’s report for the six-months period ended December 31, 2018, is unaudited. The fiscal year end reports have been audited by Tait Weller & Baker LLP, an independent registered public accounting firm. Tait Weller & Baker’s reports, along with each Existing Funds’ financial statements, are included in the applicable Existing Fund’s Annual Report to Shareholders (the “Annual Reports”) and are incorporated by reference herein. Additional performance information for the Existing Funds is included in the Annual Reports. The following information should be read in conjunction with the financial statements and notes thereto.

Financial Highlights – SEGALL BRYANT & HAMILL ALL CAP FUND

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended June 30,				For the Period July 31, 2013*
	December 31, 2018					through June 30,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.76	$13.37	$11.82	$12.25	$11.44	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	- [2]	(0.01)	- [2]	- [2]	(0.01)	(0.02)
Net realized and unrealized gain (loss)	(1.16)	1.48	1.55	- [2]	0.94	1.46
Total from investment operations	(1.16)	1.47	1.55	-	0.93	1.44

Less Distributions:
From net investment income	-	-	- [2]	-	-	-
From net realized gain	(0.54)	(0.08)	-	(0.43)	(0.12)	-
Total distributions	(0.54)	(0.08)	-	(0.43)	(0.12)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$13.06	$14.76	$13.37	$11.82	$12.25	$11.44

Total return[3]	(7.86)%[4]	11.01%	13.14%	0.07%	8.28%	14.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$78,898	$79,631	$63,463	$42,216	$18,468	$16,074

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.14%[6]	1.22%	1.40%	1.69%	2.12%	2.64%[6]
After fees waived and expenses absorbed	0.98%[6]	1.02%[5]	1.10%	1.10%	1.10%	1.10%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.13)%[6]	(0.27)%	(0.32)%	(0.59)%	(1.09)%	(1.76)%[6]
After fees waived and expenses absorbed	0.03%[6]	(0.07)%	(0.02)%	0.00%	(0.07)%	(0.22)%[6]

Portfolio turnover rate	24%[4]	37%	38%	33%	46%	36%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor has agreed to contractually waive its fees to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.98% of the average daily net assets. Prior to November 1, 2017, the annual operating expense limit was 1.10%. Please see Note 3 for additional information.
[6]	Annualized.

Financial Highlights – Segall Bryant & Hamill Small Cap value Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended June 30,				For the Period July 31, 2013*
	December 31, 2018					through June 30,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$13.18	$12.17	$10.33	$11.45	$11.39	$10.00
Income from Investment Operations:
Net investment income[1]	0.08	0.05	0.01	0.03	0.02	0.03
Net realized and unrealized gain (loss)	(1.31)	1.81	1.86	(0.58)	0.53	1.45
Total from investment operations	(1.23)	1.86	1.87	(0.55)	0.55	1.48

Less Distributions:
From net investment income	(0.08)	(0.02)	(0.01)	(0.02)	(0.01)	(0.02)
From net realized gain	(1.03)	(0.83)	(0.02)	(0.55)	(0.48)	(0.07)
Total distributions	(1.11)	(0.85)	(0.03)	(0.57)	(0.49)	(0.09)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.84	$13.18	$12.17	$10.33	$11.45	$11.39

Total return[3]	(9.31)%[4]	15.63%	18.07%	(4.68)%	5.21%	14.88%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$115,775	$106,836	$63,072	$43,105	$30,660	$26,790

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.15%[7]	1.25%	1.39%	1.68%	1.84%	2.21%[7]
After fees waived and expenses absorbed	0.99%[7]	1.01%[5]	1.15%[6]	1.20%	1.20%	1.20%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.98%[7]	0.18%	(0.15)%	(0.20)%	(0.48)%	(0.69)%[7]
After fees waived and expenses absorbed	1.14%[7]	0.42%	0.09%	0.28%	0.16%	0.32%[7]

Portfolio turnover rate	39%[4]	59%	70%	57%	51%	55%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor has agreed to contractually waive its fees to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.99% of the average daily net assets. Prior to November 1, 2017, the annual operating expense limit was 1.08%. Please see Note 3 for additional information.
[6]	The Advisor has agreed to voluntarily waive its fees and/or to reimburse the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.08% of the average daily net assets. Prior to February 1, 2017, the annual operating expense limit was 1.20%. Please see Note 3 for additional information.
[7]	Annualized

Financial Highlights – Segall Bryant & Hamill Emerging Markets Fund

Retail Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,				For the Period June 30, 2014* through October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.49	$7.60	$6.91	$8.43	$9.40
Income from Investment Operations:
Net investment income[1]	0.18	0.13	0.14	0.12	0.08
Net realized and unrealized gain (loss)	(1.53)	1.90	0.58	(1.50)	(0.50)
Total from investment operations	(1.35)	2.03	0.72	(1.38)	(0.42)

Less Distributions:
From net investment income	(0.13)	(0.14)	(0.03)	(0.14)	(0.13)
From net realized gain	(0.31)	-	-	-	(0.34)
Tax return of capital	-	-	-	-	(0.08)
Total distributions	(0.44)	(0.14)	(0.03)	(0.14)	(0.55)

Redemption fee proceeds[1]	- [2]	-	-	-	-

Net asset value, end of period	$7.70	$9.49	$7.60	$6.91	$8.43

Total return[3]	(14.96)%	27.27%	10.42%	(16.47)%	(4.49)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,043	$3,116	$921	$8	$107

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.49%	2.87%	5.58%	5.76%	1.48%[5]
After fees waived and expenses absorbed	1.48%	1.48%	1.48%	1.48%	1.48%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.96%	0.15%	(2.00)%	(2.92)%	2.34%[5,6]
After fees waived and expenses absorbed	1.97%	1.54%	2.10%	1.36%	2.34%[5]

Portfolio turnover rate	99%	97%	84%	95%	131%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Unaudited.

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.54	$7.63	$6.92	$8.44	$9.35
Income from Investment Operations:
Net investment income[1]	0.20	0.15	0.16	0.13	0.20
Net realized and unrealized gain (loss)	(1.54)	1.91	0.58	(1.49)	(0.34)
Total from investment operations	(1.34)	2.06	0.74	(1.36)	(0.14)

Less Distributions:
From net investment income	(0.15)	(0.15)	(0.03)	(0.16)	(0.21)
From net realized gain	(0.31)	-	-	-	(0.46)
Tax return of capital	-	-	-	-	(0.10)
Total distributions	(0.46)	(0.15)	(0.03)	(0.16)	(0.77)

Redemption fee proceeds[1]	- [2]	-	- [2]	-	- [2]

Net asset value, end of period	$7.74	$9.54	$7.63	$6.92	$8.44

Total return[3]	(14.81)%	27.68%	10.54%	(16.19)%	(1.44)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,961	$32,144	$18,209	$982	$7,882

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.24%	2.62%	5.33%	5.42%	1.12%
After fees waived and expenses absorbed	1.23%	1.23%	1.23%	1.25%	1.12%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.21%	0.40%	(1.75)%	(2.59)%	2.21%[5]
After fees waived and expenses absorbed	2.22%	1.79%	2.35%	1.58%	2.21%

Portfolio turnover rate	99%	97%	84%	95%	131%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	Unaudited.

Financial Highlights – Segall Bryant & Hamill International Small Cap Fund

Retail Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,				For the Period June 30, 2014* through October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.47	$11.74	$11.36	$11.57	$12.76
Income from Investment Operations:
Net investment income[1]	0.26	0.23	0.26	0.21	0.07
Net realized and unrealized gain (loss)	(2.27)	2.69	0.35	0.28	(1.09)
Total from investment operations	(2.01)	2.92	0.61	0.49	(1.02)

Less Distributions:
From net investment income	(0.29)	(0.19)	(0.17)	(0.22)	(0.17)
From net realized gain	(0.44)	-	(0.06)	(0.48)	-
Total distributions	(0.73)	(0.19)	(0.23)	(0.70)	(0.17)

Redemption fee proceeds[1]	- [3]	-	-	-	-

Net asset value, end of period	$11.73	$14.47	$11.74	$11.36	$11.57

Total return[2]	(14.68)%	25.27%	5.43%	4.47%	(8.10)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,554	$25,240	$12,013	$11,927	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.44%	1.47%	2.09%	1.29%	1.16%[5]
After fees waived and expenses absorbed	1.28%	1.28%	1.28%	1.29%	1.16%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.76%	1.61%	1.55%	2.11%	1.65%[5,6]
After fees waived and expenses absorbed	1.92%	1.80%	2.36%	2.11%	1.65%[5]

Portfolio turnover rate	111%	101%	94%	130%	101%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.
[3]	Amount represents less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.
[6]	Unaudited.

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.50	$11.76	$11.36	$11.57	$11.77
Income from Investment Operations:
Net investment income[1]	0.29	0.27	0.29	0.27	0.30
Net realized and unrealized gain (loss)	(2.26)	2.68	0.34	0.23	0.16 [2]
Total from investment operations	(1.97)	2.95	0.63	0.50	0.46

Less Distributions:
From net investment income	(0.32)	(0.21)	(0.17)	(0.23)	(0.33)
From net realized gain	(0.44)	-	(0.06)	(0.48)	(0.33)
Total distributions	(0.76)	(0.21)	(0.23)	(0.71)	(0.66)

Redemption fee proceeds[1]	- [3]	- [3]	-	-	- [3]

Net asset value, end of period	$11.77	$14.50	$11.76	$11.36	$11.57

Total return[4]	(14.40)%	25.60%	5.66%	4.61%	3.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$351,480	$298,728	$71,853	$35,367	$45,074

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.19%	1.22%	1.84%	1.06%	0.97%
After fees waived and expenses absorbed	1.03%	1.03%	1.03%	1.06%	0.97%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.01%	1.86%	1.80%	2.34%	2.44%[5]
After fees waived and expenses absorbed	2.17%	2.05%	2.61%	2.34%	2.44%

Portfolio turnover rate	111%	101%	94%	130%	101%

[1]	Based on average shares outstanding for the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Unaudited.

PART B

Segall Bryant & Hamill Trust

Segall Bryant & Hamill All Cap Fund

Segall Bryant & Hamill Small Cap Value Fund

Segall Bryant & Hamill Emerging Markets Fund

Segall Bryant & Hamill International Small Cap Fund

Statement of Additional Information

May __, 2019

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated May __, 2019, for the Special Meeting of Shareholders of the Investment Managers Series Trust (“IMST”) with respect to the Segall Bryant & Hamill All Cap Fund (the “Existing All Cap Fund”), Segall Bryant & Hamill Small Cap Value Fund (the “Existing Small Cap Value Fund”), Segall Bryant & Hamill Emerging Markets Fund (the “Existing Emerging Markets Fund”), and Segall Bryant & Hamill International Small Cap Fund (the “Existing International Small Cap Fund”) (each also an “Existing Fund,” together, the “Existing Funds”) to be held on June 28, 2019. At the Special Meeting, shareholders of each Existing Fund will be asked to consider and approve, among other matters an Agreement and Plan of Reorganization (“Reorganization Plan”) pursuant to which shares of each class of each New Fund listed below will be distributed pro rata on a class-by-class basis to shareholders of the corresponding Existing Fund as follows:

Investment Managers Series Trust	Segall Bryant & Hamill Trust
Segall Bryant & Hamill All Cap Fund	Segall Bryant & Hamill All Cap Fund (“New All Cap Fund”) Institutional Class Shares
Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Value Fund (“New Small Cap Value Fund”) Institutional Class Shares
Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill Emerging Markets Fund (“New Emerging Markets Fund”)
Class A Shares Class I Shares	Retail Class Shares Institutional Class Shares
Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Small Cap Fund (“New International Small Cap Fund”) (each, a “New Fund,” together, the “New Funds”)
Class A Shares Class I Shares	Retail Class Shares Institutional Class Shares

A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling 1-866-490-4999.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganizations will occur in accordance with the terms of the applicable Agreement and Plan of Reorganization.

Further information about the Existing All Cap Fund and the Existing Small Cap Value Fund is contained in its Statement of Additional Information for dated November 1, 2018, as supplemented from time to time, each of which is incorporated herein by reference only insofar as they relate to such Existing Funds. No other parts are incorporated by reference herein.

Further information about the Existing Emerging Markets Fund and the Existing International Small Cap Fund is contained in its Statement of Additional Information for dated March 1, 2019, as supplemented from time to time, each of which is incorporated herein by reference only insofar as they relate to such Existing Funds. No other parts are incorporated by reference herein.

Further information about each New Fund is contained in its Statement of Additional Information dated May __, 2019, as supplemented from time to time, which is incorporated herein by reference only insofar as it relates to such New Funds. No other parts are incorporated by reference herein.

The audited financial statements, financial highlights and related independent registered public accounting firm’s reports for the Existing All Cap Fund and the Existing Small Cap Value Fund are contained in their Annual Report for the fiscal year ended June 30, 2018 which are incorporated by reference only insofar as they relate to the Existing All Cap Fund and the Existing Small Cap Value Fund. The unaudited financial statements of the Existing All Cap Fund and the Existing Small Cap Value Fund are contained in the Existing All Cap Fund’s and the Existing Small Cap Value Fund’s Semi-Annual Report for the six months ended December 31, 2018, which are incorporated by reference herein only insofar as they relate to the Existing All Cap Fund and the Existing Small Cap Value Fund. No other parts of such Annual Report or Semi-Annual Report are incorporated by reference herein.

The audited financial statements, financial highlights and related independent registered public accounting firm’s reports for the Existing Emerging Markets Fund and the Existing International Small Cap Fund are contained in their Annual Report for the fiscal year ended October 31, 2018, which are incorporated by reference only insofar as they relate to the Existing Funds. No other parts of such Annual Report are incorporated by reference herein.

The Annual Reports for the Existing Funds and the Semi-Annual Report for the Existing All Cap Fund and the Existing Small Cap Value Fund are available, upon request, by calling 1-866-490-4999 or via the Existing Funds’ website at www.sbhfunds.com.

Each New Fund, which has no assets or liabilities as of the date hereof, will commence operations upon the completion of the Reorganizations. For this reason, the financial statements of the New Funds and the pro forma financial statements of the New Funds have not been included herein.

If the Reorganizations are completed, the performance and accounting data of the Existing Funds will become the performance and accounting data of the respective New Funds.

The date of this Statement of Additional Information is May 8, 2019.

PART C – OTHER INFORMATION

Item 15.	Indemnification.

Amended and Restated Declaration of Trust. Section 9.3 of the Registrant’s Amended and Restated Declaration of Trust dated November 19, 1987, as amended, incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 (Registration No. 2-75677) and Exhibit (a)(4) to Post-Effective Amendment No. 71 (Registration No. 2-75677), provides as follows:

9.3 Indemnification of Trustees, Representatives and Employees. The Trust shall indemnify its Trustees, to the fullest extent permitted by law, against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee, except with respect to any matter as to which he shall have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided that any such indemnification shall be preceded by a reasonable and fair determination that an indemnification shall be made, where such reasonable and fair means of determination would include: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the indemnitee was not liable by reason of disabling conduct, or (b) the reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, by either (i) the vote of a majority of Trustees who are neither “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding, or (ii) by the written opinion of independent legal counsel; and further provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification; and further provided that, as a condition to the advance either: (x) the indemnitee shall provide a security for his or her undertaking; (y) the Trust shall be insured against losses arising by reason of any lawful advances; or (z) either (i) a majority of Trustees who are neither “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding or (ii) independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

For the purpose of this Section 9.3, representatives shall mean the officers of the Trust, as elected or appointed by the Trustees from time to time.

Section 9.6 of the Registrant’s Amended and Restated Declaration of Trust dated November 19, 1987, incorporated herein by reference as Exhibit (1)(a) to Post-Effective Amendment No. 45 (Registration No. 2-75677), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

9.6 Indemnification of Shareholders. In case any shareholder or former shareholder shall be held to be personally liable solely by reason of his being or having been shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Distribution Agreement and Master Services Agreement. Indemnification of Registrant’s trustees, officers and controlling persons against any and all claims, demands, liabilities and expenses arising directly or indirectly out of (1) the Indemnifying Party’s failure to exercise the standard of care set forth above unless such Losses were caused in part by the Indemnitees own willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties hereunder; (2) any violation of Applicable Law by the Indemnifying Party or its affiliated persons or agents relating to this Agreement and the activities thereunder; and (3) any material breach by the Indemnifying Party or its affiliated persons or agents of this Agreement is provided for in Section 11.3 of the Distribution Agreement dated ____, 2019, and Section 10.3 of the Master Services Agreement dated ___, 2019 and is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).

“Indemnified Party” means (i) the Trust; (ii) each current, former and future officer, trustee, beneficial interest holder, employee, agent, attorney, predecessor, successor, representative or affiliate of the Trust, but not Segall Bryant & Hamill LLC or any of Segall Bryant & Hamill LLC’s current, former and future officers, trustees, beneficial interest holders, employees, agents, attorneys, predecessors, successors or representatives; (iii) any successor, assign, heir, estate or legal representative of any of the parties described in clauses (i) or (ii); and (iv) any series or portfolio of the Trust.

“Claims” means any and all actions, suits, claims, rights, causes of action, demands, damages, losses, liabilities, expenses, costs, attorneys’ fees or charges of whatever kind or nature, whether contingent or fixed, whether known or unknown, whether suspected or unsuspected, which any person (i) now has or claims to have, (ii) at any time had or claimed to have, or (iii) at any time hereafter may have or claim to have.

“Damages” means any and all costs, liabilities, obligations, losses, claims, expenses, damages or judgments of any kind, including reasonable attorneys’ fees and the fees of accountants and experts.

Other. Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. Registrant will not pay an insurance premium for insurance coverage which indemnifies for any act for which Registrant itself cannot indemnify. Generally, trustees and officers of the Registrant are indemnified under contracts entered into with unaffiliated third parties in the ordinary course of business against losses, claims, damages, liabilities and expenses arising out of negligence or willful misconduct, violation of applicable law, breach of material provisions of such contracts or of representations, warranties or covenants made in such contracts.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits.

(1)	(a)	Amended and Restated Declaration of Trust of Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
	(b)	Amendment dated July 16, 1990 to Amended and Restated Declaration of Trust of Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
	(c)	Amendment No. 2 dated November 12, 2003 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (1)(c) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).
	(d)	Amendment No. 3 dated February 19, 2010 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No 71 as filed with the Commission on April 30, 2010 (Registration No. 2-75677).
	(e)	Amendment No. 4 dated April 29, 2014 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(5) to Post-Effective Amendment No. 83 as filed with the Commission on April 30, 2014 (Registration No. 2-75677).
	(f)	Amendment No. 5 dated April 26, 2018 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(6) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).
(2)	(a)	Registrant's Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
	(b)	Amendment No. 1 dated November 15, 2006 to Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit (b)(2) to Post-Effective Amendment No. 61 as filed with the Commission on April 30, 2007 (Registration No. 2-75677).
	(c)	Amendment No. 2 dated May 1, 2018 to Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit (b)(3) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).

(3)		Not applicable.
(4)		Form of Agreement and Plan of Reorganization among Registrant, on behalf of the Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill International Small Cap Fund, and Investment Managers Series Trust, on behalf of Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill International Small Cap Fund and Segall Bryant & Hamill, LLC is incorporated herein by reference to the Registration Statement on Form N-14 as filed with the Commission on April 8, 2019 (Registration No. 333-230771).
(5)		See Articles IV, V and VIII of the Amended and Restated Declaration of Trust which is incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677); Amendment to Amended and Restated Declaration of Trust which is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677); and Article II, Article V and Sections 6.1 and 6.4 of Article VI of the Amended and Restated Code of Regulations which is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
(6)	(a)	Investment Advisory Agreement dated May 1, 2018 between Registrant and Segall Bryant & Hamill, LLC relating to Registrant’s Colorado Tax- Exempt Fund, Flexible Income Fund, Global Large-Cap Dividend Fund, International Small-Cap Fund, Large-Cap Dividend Fund, Micro-Cap Opportunity Fund, Mid-Cap Value Dividend Fund, Mid-Cap Value Dividend Fund II, Municipal Opportunities Fund, Plus Bond Fund, Small-Cap Growth Fund, Small-Cap Growth Fund II, Small-Cap Value Dividend Fund and Smid-Cap Value Dividend Fund is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).
	(b)	Amendment No. 1 dated November 15, 2018 to the Investment Advisory Agreement dated as of May 1, 2018 between Registrant and Segall Bryant & Hamill, LLC related to Registrant’s All Cap Fund, Small Cap Fund, Emerging Markets Fund and International Small Cap Fund is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
	(c)	Amendment No. 2 dated December 24, 2018 to the Investment Advisory Agreement dated as of May 1, 2018 between Registrant and Segall Bryant & Hamill, LLC related to the merger of Small Cap Growth Fund II and Mid Cap Value Dividend Fund II is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
	(d)	Amendment No. 3 dated May 1, 2019 to the Investment Advisory Agreement dated as of May 1, 2018 between Registrant and Segall Bryant & Hamill, LLC related to the merger of Small Cap Growth Fund II and Mid Cap Value Dividend Fund II to be filed by amendment.
(7)	(a)	(i) Distribution Agreement dated April 16, 2018 between Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 99 as filed with the Commission on April 30, 2018 (Registration No. 2-75677).
(ii) Amendment No. 1 dated April 30, 2018 to Distribution Agreement dated April 16, 2018 between Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1)(ii) to Post-Effective Amendment No. 99 as filed with the Commission on April 30, 2018 (Registration No. 2-75677).

(iii) Amendment No. 2 dated December 14, 2018 to Distribution Agreement dated April 16, 2018 between Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
(iv) Restated Amendment No. 2 dated December 24, 2018 to Distribution Agreement dated April 16, 2018 between Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (e)(i)(iv) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
	(b)	(i) Form of Distribution Agreement dated May 3, 2019 between Registrant and Ultimus Fund Distributors LLC, is incorporated herein by reference to the Registration Statement on Form N-14 as filed with the Commission on April 8, 2019 (Registration No. 333-230771).
	(c)	Form of Broker/Dealer Selling Agreement is incorporated herein by reference to Exhibit (c)(3) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).
	(d)	Form of Shareholder Servicing Agreement is incorporated herein by reference to Exhibit (c)(4) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).
(8)	(a)	Westcore Trust Deferred Compensation Plan (as amended and restated effective February 13, 2008) is incorporated herein by reference to Exhibit (f) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).
	(b)	Amendment dated December 31, 2010 to Deferred Compensation Plan is incorporated herein by reference to Exhibit (f)(1) to Post-Effective Amendment No. 72 as filed with the Commission on April 29, 2011 (Registration No. 2-75677).
(9)	(a)	Custody Agreement dated October 1, 1999 between Registrant and Bank of New York is incorporated herein by reference to Exhibit (g)(1) to Post-Effective Amendment No. 51 as filed with the Commission on July 18, 2000 (Registration No. 2-75677).
	(b)	Amendment No. 1 dated December 15, 1999 to Custody Agreement dated October 1, 1999 relating to Registrant’s International Small-Cap Fund is incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 51 as filed with the Commission on July 18, 2000 (Registration No. 2-75677).
	(c)	Amendment dated July 2, 2001 to Custody Agreement dated as of October 1, 1999 between Bank of New York and Registrant is incorporated herein by reference to Exhibit (g)(7) to Post-Effective Amendment No. 54 as filed with the Commission on September 25, 2002 (Registration No. 2-75677).
	(d)	Amendment and Supplement dated December 15, 2006 to Custody Agreement dated as of October 1, 1999 between Bank of New York and Registrant is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).
	(e)	Amendment No. 3 dated May 21, 2008 to the Custody Agreement dated as of October 1, 1999 between Bank of New York Mellon Corporation and Registrant is incorporated herein by reference to Exhibit (g)(5) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).
	(f)	Amendment No. 4 dated December 19, 2013 to the Custody Agreement dated as of October 1, 1999 between Bank of New York Mellon Corporation and Registrant is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 83 as filed with the Commission on April 30, 2014 (Registration No. 2-75677).

	(g)	Foreign Custody Manager Agreement dated July 2, 2001 between Bank of New York and Registrant is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 54 as filed with the Commission on September 25, 2002 (Registration No. 2-75677).
	(h)	Amendment No. 1 dated May 21, 2008 to the Foreign Custody Manager Agreement dated July 2, 2001 between Bank of New York Mellon Corporation and Registrant is incorporated herein by reference to Exhibit (g)(7) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).
	(i)	Amendment dated December 19, 2013 to the Foreign Custody Manager Agreement dated July 2, 2001 between Bank of New York Mellon Corporation and Registrant, relating to Registrant’s Blue Chip Dividend Fund) is incorporated herein by reference to Exhibit (g)(9) to Post-Effective Amendment No. 83 as filed with the Commission on April 30, 2014 (Registration No. 2-75677).
	(j)	Amendment No. 5 dated April 29, 2016 to the Custody Agreement dated as of October 1, 1999 between Bank of New York Mellon Corporation and Registrant, relating to Appendix B –List of Series, is incorporated herein by reference to Exhibit (g)(10) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).
	(k)	Amendment No. 6 dated December 15, 2016 to the Custody Agreement dated as of October 1, 1999 between Bank of New York Mellon Corporation and Registrant relating to Registrant’s Municipal Opportunities Fund and Registrant’s Smid-Cap Value Divided Fund is incorporated herein by reference to Exhibit (g)(11) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2-75677).
	(l)	Amendment dated December 15, 2016 to the Foreign Custody Manager Agreement dated July 2, 2001 between Bank of New York Mellon Corporation and Registrant, relating Registrant’s Municipal Opportunities Fund and Registrant’s Smid-Cap Value Divided Fund is incorporated herein by reference to Exhibit (g)(12) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2-75677).
	(m)	Amendment No. 7 dated April 30, 2018 to Custody Agreement dated October 1, 1999 between The Bank of New York Mellon and Registrant, is incorporated herein by reference to Exhibit (g)(13) to Post-Effective Amendment No. 99 as filed with the Commission on April 30, 2018 (Registration No. 2-75677).
	(n)	Amendment No. 2 dated April 30, 2018 to Foreign Custody Manager Agreement dated July 2, 2001 between The Bank of New York Mellon and Registrant is incorporated herein by reference to Exhibit (g)(14) to Post-Effective Amendment No. 99 as filed with the Commission on April 30, 2018 (Registration No. 2-75677).
	(o)	Amendment No. 8 dated [ ], 2018 to Custody Agreement dated October 1, 1999 between The Bank of New York Mellon and Registrant(to be filed by amendment).
	(p)	Amendment No. 3 dated December 14, 2018 to Foreign Custody Manager Agreement dated July 2, 2001 between The Bank of New York Mellon and Registrant is incorporated herein by reference to Exhibit (g)(16) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
(10)		None
(11)		Opinion of Davis Graham and Stubbs LLP, counsel to Registrant, as to legality of shares of Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill International Small Cap Fund (incorporated by reference to Exhibit 11 to Form N-14 filed on April 8, 2019).

(12)		Form of Tax Opinion filed herewith).
(13)	(a)	(i)	Fee Waiver Letter Agreement dated May 1, 2018 between Registrant and Segall Bryant & Hamill, LLC is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 99 as filed with the Commission on April 30, 2018 (Registration No. 2-75677).
		(ii)	Fee Waiver Letter Agreement dated December 14, 2018 between Registrant and Segall Bryant & Hamill, LLC related to the Registrant’s Short Term Plus Fund is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
		(iii)	Fee Waiver Letter Agreement dated [ ], 2019 between Registrant and Segall Bryant & Hamill, LLC related to the Registrant’s All Cap Fund, Small Cap Fund, Emerging Markets Fund and International Small Cap Fund is incorporated by reference to is incorporated herein by reference to the Registration Statement on Form N-14 as filed with the Commission on April 8, 2019 (Registration No. 333-230771).
		(iv)	Fee Waiver Letter Agreement dated [ ], 2019 between Registrant and Segall Bryant & Hamill, LLC is incorporated herein by reference to the Registration Statement on Form N-14 as filed with the Commission on April 8, 2019 (Registration No. 333-230771).
	(b)	(i)	Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Growth Fund, MIDCO Growth Fund, Select Fund, Blue Chip Fund, Mid-Cap Value Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Micro-Cap Opportunity Fund, International Small-Cap Fund, Flexible Income Fund, Plus Bond Fund, and Colorado Tax-Exempt Fund is incorporated herein by reference to Exhibit 13(h)(1)(i) to Post-Effective Amendment No. 77 as filed with the Commission on April 30, 2013 (Registration No. 2-75677).
		(ii)	Amendment No. 1 dated December 19, 2013 to the Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Small-Cap Growth Fund is incorporated herein by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 80 as filed with the Commission on December 19, 2013 (Registration No. 2-75677).
		(iii)	Amendment No. 2 dated April 29, 2016 to the Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC is incorporated herein by reference to Exhibit (h)(1)(iii) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).
		(iv)	Amendment No. 3 dated December 15, 2016 to the Administration Agreement dated May 1, 2012 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Municipal Opportunities Fund and Registrant’s Smid-Cap Value Divided Fund is incorporated herein by reference to Exhibit (h)(1)(iv) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2-75677).
		(v)	Letter Agreement dated April 26, 2018 between the Registrant and Denver Investment Advisors LLC is incorporated herein by reference to Exhibit (h)(1)(v) to Post-Effective Amendment No. 99 as filed with the Commission on April 30, 2018 (Registration No. 2-75677).
		(vi)	Amendment No. 4 dated [ ] to the Administration Agreement dated May 1, 2012 between Registrant and Segall Bryant & Hamill, LLC relating to Registrant’s Short Term Plus Fund to be filed by amendment.
		(vii)	Amendment No. 5 dated [ ] to the Administration Agreement dated May 1, 2012 between Registrant and Segall Bryant & Hamill, LLC to be filed by amendment.

(c)	(i)	Form of Master Services Agreement dated May 3, 2019 between Registrant and Ultimus Fund Solutions, LLC is incorporated herein by reference to Exhibit (h)(2)(i) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
(d)	(i)	Transfer Agency and Service Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit 13(b)(i) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).
	(ii)	Letter Agreement dated October 1, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit 13(b)(ii) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).
	(iii)	Addendum dated September 1, 2006 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(2)(iii) to Post-Effective Amendment No. 61 as filed with the Commission on April 30, 2007 (Registration No. 2-75677).
	(iv)	Amendment No. 1 dated September 1, 2006 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(2)(iv) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).
	(v)	Amendment No. 2 dated May 21, 2008 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(2)(v) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).
	(vi)	Amendment No. 3 dated December 1, 2009 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(2)(vi) to Post-Effective Amendment No 71 as filed with the Commission on April 30, 2010 (Registration No. 2-75677).
	(vii)	Letter Amendment dated October 13, 2003 to the Transfer Agency and Service Agreement between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(vi) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).
	(viii)	Letter Amendment dated December 10, 2004 to the Transfer Agency and Service Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(vii) to the April 2, 2008 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).
	(ix)	Amendment No. 4 dated December 19, 2013 to the Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant relating to Registrant’s Small-Cap Growth Fund is incorporated herein by reference to Exhibit (h)(2)(ix) to Post-Effective Amendment No. 80 as filed with the Commission on December 19, 2013 (Registration No. 2-75677).
	(x)	Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit 13(b)(iii) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).

(xi)	Indemnification Agreement dated as of October 13, 2003 between Registrant and Denver Investment Advisors LLC regarding Transfer Agent Interactive Client Services Agreement is incorporated herein by reference to Exhibit 13(b)(iv) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).
(xii)	Amended Fee Schedule to Transfer Agency Service Agreement dated as of February 18, 2004 effective as of October 13, 2004 is incorporated herein by reference to Exhibit 13(b)(v) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).
(xiii)	Delegation Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit 13(b)(vi) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).
(xiv)	First Amendment dated October 1, 2004 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(vii) to Post-Effective Amendment No. 58 as filed with the Commission on July 22, 2005 (Registration No. 2-75677).
(xv)	Amendment No. 2 dated December 13, 2004 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between Registrant and ALPS Mutual Funds Services, Inc. is incorporated herein by reference to Exhibit (h)(2)(viii) to Post-Effective Amendment No. 58 as filed with the Commission on July 22, 2005 (Registration No. 2-75677).
(xvi)	Amendment No. 3 dated September 1, 2006 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(2)(x) to Post-Effective Amendment No. 61 as filed with the Commission on April 30, 2007 (Registration No. 2-75677).
(xvii)	Amendment No. 4 dated May 21, 2008 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(2)(xv) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).
(xviii)	Amendment No. 5 dated December 19, 2013 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant relating to Registrant’s Small-Cap Growth Fund is incorporated herein by reference to Exhibit (h)(2)(xviii) to Post-Effective Amendment No. 80 as filed with the Commission on December 19, 2013 (Registration No. 2-75677).
(xix)	Amendment No. 5 dated December 19, 2013 to the Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant, relating to Schedule A, is incorporated herein by reference to Exhibit (h)(2)(xviv) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).

(xx)	Amendment No. 6 dated April 29, 2016 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant, relating to Schedule I, is incorporated herein by reference to Exhibit (h)(2)(xvv) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).
(xxi)	Amendment No. 6 dated December 15, 2016 to the Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant relating to Registrant’s Municipal Opportunities Fund and Registrant’s Smid-Cap Value Dividend Fund, is incorporated herein by reference to Exhibit (h)(2)(xxi) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2-75677).
(xxii)	Amendment No. 7 dated December 15, 2016 to the Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant relating to Registrant’s Municipal Opportunities Fund and Registrant’s Smid-Cap Value Divided Fund, is incorporated herein by reference to Exhibit (h)(2)(xxii) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2-75677).
(xxiii)	Amendment No. 7 dated November 16, 2017 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant, is incorporated herein by reference to Exhibit (h)(2)(xxiii) to Post-Effective Amendment No. 99 as filed with the Commission on April 30, 2018 (Registration No. 2-75677).
(xxix)	Amendment No. 8 dated April 30, 2018 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant, is incorporated herein by reference to Exhibit (h)(2)(xxiv) to Post-Effective Amendment No. 99 as filed with the Commission on April 30, 2018 (Registration No. 2-75677).
(xxv)	Amendment No. 8 dated April 30, 2018 to Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant, is incorporated herein by reference to Exhibit (h)(2)(xxv) to Post-Effective Amendment No. 99 as filed with the Commission on April 30, 2018 (Registration No. 2-75677).
(xxvi)	Amendment No. 9 dated November 15, 2018 to Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant, is is incorporated herein by reference to Exhibit (h)(3)(xxvi) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
(xxvii)	Amendment No. 10 dated November 15, 2018 to Transfer Agent Interactive Client Services Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant, is incorporated herein by reference to Exhibit (h)(3)(xxvii) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
(xxviii)	Amendment No. 9 dated June 29, 2018 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(3)(xxviii) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
(xxviv)	Amendment No. 10 dated August 23, 2018 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(3)( xxviv) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).

	(xxx)	Amendment No. 11 dated November 15, 2018 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(3)(xxx) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
	(xxxi)	Amendment No. 12 dated November 15, 2018 to Transfer Agency and Service Agreement dated October 13, 2003 between ALPS Fund Services, Inc. and Registrant is incorporated herein by reference to Exhibit (h)(3)(xxxi) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
(e)	(i)	Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant relating to Registrant’s Growth Fund, MIDCO Growth Fund, Select Fund, Blue Chip Fund, Mid-Cap Value Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Micro-Cap Opportunity Fund, International Small-Cap Fund, Flexible Income Fund, Plus Bond Fund, and Colorado Tax-Exempt Fund, is incorporated herein by reference to Exhibit (h)(3)(i) to Post-Effective Amendment No. 77 as filed with the Commission on April 20, 2013 (Registration No. 2-75677).
	(ii)	Amendment No. 1 dated December 19, 2013 to the Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant relating to Registrant’s Small-Cap Growth Fund is incorporated herein by reference to Exhibit (h)(3)(ii) to Post-Effective Amendment No. 80 as filed with the Commission on December 19, 2013 (Registration No. 2-75677).
	(iii)	Amendment No. 2 dated May 1, 2014 to the Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant relating to Appendix C – Compensation is incorporated herein by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 83 as filed with the Commission on April 30, 2014 (Registration No. 2-75677).
	(iv)	Amendment No. 3 dated May 1, 2015 to the Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant relating to Appendix C – Compensation is incorporated herein by reference to Exhibit (h)(3)(iv) to Post-Effective Amendment No. 86 as filed with the Commission on April 30, 2015 (Registration No. 2-75677).
	(v)	Amendment No. 4 dated April 29, 2016 to the Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant, relating to Appendix C – Compensation, is incorporated herein by reference to Exhibit (h)(3)(v) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).
	(vi)	Amendment No. 5 dated December 15, 2016 to the Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant relating to Registrant’s Municipal Opportunities Fund and Registrant’s Smid-Cap Value Fund is incorporated herein by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2-75677).

(vii)	Amendment No. 6 dated February 15, 2018 to Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit (h)(3)(vii) to Post-Effective Amendment No. 99 as filed with the Commission on April 30, 2018 (Registration No. 2-75677).
(viii)	Amendment No. 7 dated April 30, 2018 to Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit (h)(3)(viii) to Post-Effective Amendment No. 99 as filed with the Commission on April 30, 2018 (Registration No. 2-75677).
(ix)	Amendment No. 8 dated May 17, 2018 to Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit (h)(3)(ix) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).
(x)	Addendum dated August 23, 2018 to the Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit (h)(4)(x) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
(xi)	Amendment No. 9 dated June 29, 2018 to Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit (h)(4)(xi) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
(xii)	Amendment No. 10 dated August 23, 2018 to Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit (h)(4)(xii) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
(xiii)	Amendment No. 11 dated November 15, 2018 to Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit (h)(4)(xiii) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
(xiv)	Amendment No. 12 dated November 15, 2018 to Administration, Bookkeeping and Pricing Services Agreement dated May 1, 2012 between ALPS Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit (h)(4)(xiv) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).
(xv)	Foreign Documentation Completion Services Addendum to the Administration, Bookkeeping and Pricing Services Agreement dated August 23, 2018 between ALPS Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit (h)(4)(xv) to Post-Effective Amendment No. 104 as filed with the Commission on February 20, 2019 (Registration No. 2-75677).

	(f)	(i) Shareholder Services Plan dated February __, 2019, between Registrant and Segall Bryant & Hamill, LLC to be filed by amendment.
(14)		Consent of Tait Weller & Baker LLP, Independent Registered Public Accounting Firm, with respect to Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill International Small Cap Fund (filed herewith).
(15)	None.
(16)	Power of Attorney, dated April 8, 2019 is incorporated herein by reference to the Registration Statement on Form N-14 as filed with the Commission on April 8, 2019 (Registration No. 333-230771).
(17)	(a)	Conversion Agreement dated September 30, 1998 between Registrant and Denver Investment Advisors LLC relating to Registrant’s Mid-Cap Opportunity Fund is incorporated herein by reference to Exhibit 13(a) to Post-Effective Amendment No. 48 as filed with the Commission on September 28, 1998 (Registration No. 2-75677).
	(b)	Rule 18f-3 Plan, authorized August 21, 2007, as amended April 29, 2016 is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 89 as filed with the Commission on April 29, 2016 (Registration No. 2-75677).
	(c)	Rule 18f-3 Plan, authorized August 21, 2007, as amended December 15, 2016 is incorporated herein by reference to Exhibit (n)(2) to Post-Effective Amendment No. 93 as filed with the Commission on December 15, 2016 (Registration No. 2-75677).
	(d)	Rule 18f-3 Plan, authorized August 21, 2007, as amended May 1, 2018, is incorporated by reference to Exhibit (n)(3) to Post-Effective Amendment No. 99 as filed with the Commission on April 30, 2018 (Registration No. 2-75677).
	(e)	Rule 18f-3 Plan, authorized August 21, 2007, as amended ______, 2019, to be filed by amendment.
	(f)	Amended Code of Ethics of Registrant dated as of February 22, 2006 is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 60 as filed with the Commission on September 28, 2006 (Registration No. 2-75677).
	(g)	Code of Ethics of Segall Bryant & Hamill, LLC dated as of October 1, 2018 is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 102 as filed with the Commission on December 12, 2018 (Registration No. 2-75677).
	(h)	Amended Code of Ethics of ALPS Holdings, Inc. and its subsidiaries and affiliates, including ALPS Distributors, Inc., amended as of July 1, 2017 is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 98 as filed with the Commission on February 28, 2018 (Registration No. 2-75677).
	(i)	Ultimus Fund Distributors LLC’s Code of Ethics dated September 30, 2016 (last updated April 3, 2019) is incorporated herein by reference to the Registration Statement on Form N-14 as filed with the Commission on April 8, 2019 (Registration No. 333-230771).

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file in a post-effective amendment to this registration statement a final tax opinion promptly subsequent to the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on May 10, 2019.

SEGALL BRYANT & HAMILL TRUST
Registrant

By:	/s/ Philip L. Hildebrandt
Philip L. Hildebrandt
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

	*		May 10, 2019
	Mary K. Anstine	Chairman of the Board of Trustees

	*		May 10, 2019
	Thomas J. Abood	Trustee

	*		May 10, 2019
	Rick A. Pederson	Trustee

	*		May 10, 2019
	John A. DeTore	Trustee

	*		May 10, 2019
	Douglas M. Sparks	Trustee

	*		May 10, 2019
	James A. Smith	Trustee

	*		May 10, 2019
	Janice M. Teague	Trustee

	/s/ Jasper R. Frontz		May 10, 2019
	Jasper R. Frontz	Treasurer (Principal Financial Officer and Chief Accounting Officer)
Chief Compliance Officer

*By:	/s/ Philip L. Hildebrandt		May 10, 2019
	Philip L. Hildebrandt	President (Principal Executive Officer)
In his capacity as an officer and as Attorney-in-fact.

Exhibit Index

Item#	Description
(12)	Form of Tax Opinion of Davis Graham & Stubbs LLP
(17)	Consent of Tait Weller & Baker LLP, Independent Registered Public Accounting Firm, with respect to Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill International Small Cap Fund.